UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4906

DREYFUS PREMIER STATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	10/31/06

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
24	Notes to Financial Statements
30	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Connecticut Series

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report Dreyfus Premier State Municipal Bond Fund, Connecticut Series, covering the six-month period from May 1, 2006, through October 31, 2006.

Although reports of slower U.S. economic growth and declining housing prices recently have raised economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong,and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of October, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, and that investors expect the Federal Reserve Board’s next move to be toward lower short-term interest rates. As always, we encourage you to discuss the implications of these and other matters with your financial adviser.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

James Welch, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Connecticut Series perform relative to its benchmark?

For the six-month period ended October 31, 2006, the fund achieved total returns of 3.61% for Class A shares, 3.34% for Class B shares and 3.22% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.12% for the same period.2 In addition, the fund is reported in the Lipper Connecticut Municipal Debt Funds category, and the average total return for all funds reported in this category was 3.68% for the reporting period.3

Despite heightened market volatility early in the reporting period, municipal bonds rallied over the summer and early fall as signs of an economic slowdown eased investors’ inflation concerns and the Federal Reserve Board (the “Fed”) paused in its tightening campaign. The fund’s return was roughly in line with its Lipper category average but lagged the benchmark, primarily due to fund fees and expenses that are not reflected in the Index’s performance.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Connecticut state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Connecticut state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environments.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

Robust economic growth and mounting inflationary pressures sparked renewed inflation-related concerns, and hawkish comments from some Fed members led investors to revise upward their expectations for short-term interest rates in the opening weeks of the reporting period. As a result, the municipal bond market experienced a bout of heightened volatility. Market conditions subsequently improved, however, when a softening housing market, declining fuel prices and moderating employment gains convinced investors that inflation was likely to subside. The Fed appeared to confirm this view when it held short-term interest rates steady at its meetings in August, September and October, its first pauses in more than two years. Municipal bonds rallied as investors first anticipated and then reacted to the change in Fed policy, causing yield differences between shorter- and longer-term securities to narrow toward historically low levels.

In addition, municipal bond prices were supported by supply-and-demand influences. Like many other states, Connecticut has taken in more tax revenue than originally projected, enhancing its fiscal condition and reducing its need to borrow.Yet, even as the supply of newly

4

issued municipal bonds fell compared to the same period one year ago, investor demand remained robust from individuals and institutions seeking competitive levels of tax-exempt income.

The fund benefited during the summertime rally from strong performance from noncallable securities, zero-coupon bonds and holdings with maturities toward the upper end of the market’s maturity range. However, the fund also maintained a relatively high-quality credit profile, which prevented it from participating fully in strength among lower-rated credits.

What is the fund’s current strategy?

Recent economic data have continued to indicate that U.S. economic growth is moderating with relatively little risk of recession, and the Fed currently seems unlikely either to raise or lower short-term interest rates over the foreseeable future.Therefore, we recently lengthened the fund’s average duration toward a range that is slightly longer than that of the Index. In addition, because lower-rated credits appear to be fully valued, we have maintained the fund’s high-quality credit profile. In our view, these are prudent strategies in today’s changing market environment.

November 15, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Connecticut residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Connecticut Series from May 1, 2006 to October 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.57	$ 7.23	$ 8.45
Ending value (after expenses)	$1,036.10	$1,033.40	$1,032.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.53	$ 7.17	$ 8.39
Ending value (after expenses)	$1,020.72	$1,018.10	$1,016.89

† Expenses are equal to the fund’s annualized expense ratio of .89% for Class A, 1.41% for Class B, and 1.65% for Class C; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.4%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut—69.0%
Connecticut	5.25	3/1/07	2,700,000 [a]	2,742,147
Connecticut	5.00	3/15/08	70,000 [a]	72,064
Connecticut	5.13	3/15/08	25,000 [a]	25,786
Connecticut	5.59	3/15/12	5,000,000 [b,c]	5,294,850
Connecticut
(Insured; FGIC)	5.00	8/15/21	2,000,000	2,134,920
Connecticut
(Insured; FSA)	5.00	10/15/21	3,500,000	3,732,470
Connecticut
(Insured; MBIA)	5.25	10/15/13	7,915,000 [a]	8,713,703
Connecticut
(Insured; MBIA)	5.25	10/15/13	2,000,000 [a]	2,201,820
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/13	30,000	31,956
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	6.10	10/1/13	2,750,000 [b,c]	3,108,600
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/16	20,000	21,174
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	6.10	10/1/16	2,225,000 [b,c]	2,486,304
Connecticut,
Clean Water Fund Revenue	5.13	9/1/09	3,050,000 [a]	3,212,199
Connecticut,
Clean Water Fund Revenue	5.25	7/15/12	15,000	15,760
Connecticut,
Clean Water Fund Revenue	6.08	7/15/12	4,850,000 [b,c]	5,341,499
Connecticut,
Special Tax Obligation
(Transportation
Infrastructure Purposes)	7.13	6/1/10	3,400,000	3,745,066

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/07	4,580,000	4,669,951
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/07	2,000,000	2,039,280
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.38	7/1/20	2,000,000	2,170,260
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000	2,775,157
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc., Congregational
Avery Heights Project)	5.80	4/1/21	3,000,000	3,063,210
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.38	12/1/18	2,300,000	2,360,973
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.75	12/1/23	1,000,000	1,071,910
Connecticut Development Authority,
PCR (Connecticut Light and
Power Co. Project)	5.85	9/1/28	3,200,000	3,353,120
Connecticut Development Authority,
PCR (Connecticut Light and
Power Co. Project)	5.95	9/1/28	1,945,000	2,033,186
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic Co.
Project) (Insured; AMBAC)	6.15	4/1/35	2,750,000	2,832,583
Connecticut Health and Educational
Facilities Authority, Revenue
(Canterbury School Issue)
(Insured; Radian)	5.00	7/1/31	1,000,000	1,050,390

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Danbury Hospital Issue)
(Insured; AMBAC)	5.75	7/1/29	3,000,000	3,181,830
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (Insured; Radian)	5.13	7/1/30	1,500,000	1,591,440
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue) (Insured; ACA)	5.38	7/1/17	3,680,000	3,779,139
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Project)	5.25	7/1/11	3,000,000 [a]	3,248,940
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Project)	5.50	7/1/11	2,150,000 [a]	2,351,348
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Project)	5.25	7/1/21	900,000	957,069
Connecticut Health and Educational
Facilities Authority, Revenue
(New Britain General Hospital
Issue) (Insured; AMBAC)	6.13	7/1/14	1,000,000	1,001,880
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University Issue)	6.13	7/1/07	1,000,000 [a]	1,035,580
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	4,200,000	4,579,638
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	5,510,000	5,949,533
Connecticut Health and Educational
Facilities Authority, Revenue
(William W. Backus Hospital
Issue) (Insured; AMBAC)	5.75	7/1/07	2,500,000 [a]	2,585,375

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Windham Community Memorial
Hospital) (Insured; ACA)	6.00	7/1/20	1,000,000	1,022,800
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	5,400,000	5,579,550
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/31	5,000,000	5,357,950
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; MBIA)	4.80	11/15/22	4,000,000	4,112,280
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	5.05	11/15/21	4,925,000	5,054,971
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	6.00	11/15/27	4,000,000	4,082,960
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	4.50	5/15/28	7,300,000	7,351,100
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	5.45	11/15/29	5,805,000	5,958,658
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	5.00	11/15/35	2,500,000	2,547,175
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	5.15	11/15/36	5,000,000	5,195,800
Connecticut Resource Recovery
Authority, RRR (American
Ref Fuel Co.)	5.50	11/15/15	1,000,000	1,035,320
Eastern Connecticut Resource
Recovery Authority
(Wheelabrator Lisbon Project)	5.50	1/1/14	8,050,000	8,088,640

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Eastern Connecticut Resource
Recovery Authority
(Wheelabrator Lisbon Project)	5.50	1/1/20	7,000,000	7,004,410
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.25	9/1/17	2,840,000	2,963,171
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.35	9/1/27	2,000,000	2,087,240
Hartford Parking System,
Revenue	6.50	7/1/10	1,500,000 [a]	1,645,650
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; MBIA)	5.00	8/1/30	3,000,000	3,197,790
Sprague,
EIR (International Paper
Co. Project)	5.70	10/1/21	1,350,000	1,391,053
Stamford	6.60	1/15/10	2,750,000	3,011,002
Stamford,
Water Pollution Control System
and Facility Revenue
(Insured; AMBAC)	4.75	9/15/36	8,585,000	8,952,438
University of Connecticut
(Insured; FGIC)	5.75	3/1/10	1,770,000 [a]	1,909,653
University of Connecticut
(Insured; FGIC)	5.75	3/1/10	2,500,000 [a]	2,697,250
University of Connecticut
(Insured; FGIC)	5.00	2/15/25	1,000,000	1,075,690
University of Connecticut
(Insured; MBIA)	5.13	2/15/20	1,000,000	1,076,050
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	5.75	11/15/10	2,500,000 [a]	2,730,350
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,425,000 [a]	2,670,119
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,000,000 [a]	2,202,160

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	5.25	11/15/21	1,755,000	1,912,055
U.S. Related—29.4%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	5,000,000 [a]	5,425,450
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	3,440,000	3,614,442
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	6,000,000	6,292,620
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	822,840
Puerto Rico Commonwealth
(Insured; MBIA)	6.66	7/1/12	2,000,000 [b,c]	2,402,380
Puerto Rico Commonwealth
(Insured; MBIA)	6.66	7/1/13	3,950,000 [b,c]	4,854,511
Puerto Rico Commonwealth
(Insured; MBIA)	5.65	7/1/15	6,690,000	7,646,670
Puerto Rico Commonwealth,
Public Improvement (Insured; MBIA)	5.50	7/1/12	50,000	55,030
Puerto Rico Commonwealth,
Public Improvement (Insured; MBIA)	5.50	7/1/13	100,000	111,449
Puerto Rico Commonwealth,
Public Improvement (Insured; MBIA)	5.25	7/1/14	3,925,000	4,356,711
Puerto Rico Commonwealth,
Public Improvement (Insured; MBIA)	6.00	7/1/15	2,000,000	2,347,200
Puerto Rico Electric Power
Authority, Power Revenue	5.13	7/1/29	3,000,000	3,170,460
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.13	7/1/26	4,410,000	4,704,941

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/29	8,000,000	8,482,560
Puerto Rico Highway and
Transportation Authority,
Highway Revenue	5.50	7/1/36	10,000,000	11,094,800
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	10,000	10,957
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; MBIA)	6.64	7/1/13	2,290,000 [b,c]	2,728,443
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Financing
Authority, Revenue (Teachers
Retirement System)	5.50	7/1/21	800,000	817,152
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	7/1/28	5,000,000 [d]	6,026,700
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	7,900,000	2,230,249
University of Puerto Rico,
University Revenue (Insured; MBIA)	5.50	6/1/15	5,000,000	5,044,950
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts
Taxes Loan Note	6.38	10/1/19	2,000,000	2,202,580
Virgin Islands Water and Power
Authority, Electric
System Revenue	5.30	7/1/21	1,750,000	1,777,510
Total Long-Term Municipal Investments
(cost $273,515,926)				288,696,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—1.3%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut;
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; Radian and Liquidity
Facility; JPMorgan Chase Bank)	3.58	11/1/06	2,000,000 [e]	2,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(LOC; JPMorgan Chase Bank)	3.56	11/1/06	1,900,000 [e]	1,900,000
Total Short-Term Municipal Investments
(cost $3,900,000)				3,900,000

Total Investments (cost $277,415,926)			99.7%	292,596,000

Cash and Receivables (Net)			.3%	1,001,997

Net Assets			100.0%	293,597,997

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Inverse floater security—the interest rate is subject to change periodically.
[c] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to $26,216,587 or 8.9% of total investments.
[d] Purchased on a delayed delivery basis.
[e] Securities payable on demand.Variable interest rate—subject to periodic change.

14

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	63.1
AA	Aa		AA	6.3
A	A		A	7.1
BBB	Baa		BBB	17.6
BB	Ba		BB	1.0
F1	MIG1/P1		SP1/A1	1.3
Not Rated [f]	Not Rated [f]		Not Rated [f]	3.6
				100.0

†	Based on total investments.
[f]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES October 31, 2006 ( Unaudited)
		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		277,415,926	292,596,000
Cash			2,417,421
Interest receivable			4,308,420
Receivable for investment securities sold			602,775
Receivable for shares of Beneficial Interest subscribed			32,280
Prepaid expenses			13,266
			299,970,162

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			230,814
Payable for investment securities purchased			5,932,280
Payable for shares of Beneficial Interest redeemed			165,656
Accrued expenses			43,415
			6,372,165

Net Assets ($)			293,597,997

Composition of Net Assets ($):
Paid-in capital			279,000,644
Accumulated undistributed investment income—net			5,449
Accumulated net realized gain (loss) on investments			(588,170)
Accumulated gross unrealized appreciation on investments			15,180,074

Net Assets ($)			293,597,997

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	260,543,982	21,277,067	11,776,948
Shares Outstanding	21,796,626	1,781,470	986,874

Net Asset Value Per Share ($)	11.95	11.94	11.93

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS Six Months Ended October 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	7,525,976
Expenses:
Management fee—Note 3(a)	811,840
Shareholder servicing costs—Note 3(c)	433,014
Distribution fees—Note 3(b)	100,391
Custodian fees	16,205
Professional fees	15,861
Registration fees	10,352
Prospectus and shareholders’ reports	10,064
Trustees’ fees and expenses—Note 3(d)	4,171
Loan commitment fees—Note 2	797
Miscellaneous	17,246
Total Expenses	1,419,941
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(3,502)
Net Expenses	1,416,439
Investment Income—Net	6,109,537

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,024,963
Net unrealized appreciation (depreciation) on investments	2,118,858
Net Realized and Unrealized Gain (Loss) on Investments	4,143,821
Net Increase in Net Assets Resulting from Operations	10,253,358

See notes to financial statements.
18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Operations ($):
Investment income—net	6,109,537	12,949,042
Net realized gain (loss) on investments	2,024,963	1,530,554
Net unrealized appreciation
(depreciation) on investments	2,118,858	(9,785,809)
Net Increase (Decrease) in Net Assets
Resulting from Operations	10,253,358	4,693,787

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(5,483,063)	(11,456,472)
Class B shares	(424,162)	(1,064,057)
Class C shares	(196,863)	(418,008)
Total Dividends	(6,104,088)	(12,938,537)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	11,210,162	18,801,405
Class B shares	31,682	480,340
Class C shares	833,524	2,088,576
Dividends reinvested:
Class A shares	3,447,263	6,913,452
Class B shares	240,117	605,278
Class C shares	135,572	275,050
Cost of shares redeemed:
Class A shares	(17,722,807)	(32,801,746)
Class B shares	(4,153,579)	(8,416,661)
Class C shares	(784,937)	(2,254,920)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(6,763,003)	(14,309,226)
Total Increase (Decrease) in Net Assets	(2,613,733)	(22,553,976)

Net Assets ($):
Beginning of Period	296,211,730	318,765,706
End of Period	293,597,997	296,211,730
Undistributed investment income—net	5,449	—

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Capital Share Transactions:
Class A [a]
Shares sold	950,382	1,570,845
Shares issued for dividends reinvested	291,492	577,002
Shares redeemed	(1,502,247)	(2,739,501)
Net Increase (Decrease) in Shares Outstanding	(260,373)	(591,654)

Class B [a]
Shares sold	2,687	40,048
Shares issued for dividends reinvested	20,325	50,523
Shares redeemed	(352,255)	(701,211)
Net Increase (Decrease) in Shares Outstanding	(329,243)	(610,640)

Class C
Shares sold	70,731	173,985
Shares issued for dividends reinvested	11,479	22,942
Shares redeemed	(66,797)	(188,813)
Net Increase (Decrease) in Shares Outstanding	15,413	8,114

[a]	During the period ended October 31, 2006, 133,949 Class B shares representing $1,576,572, were automatically converted to 133,835 Class A shares and during the period ended April 30, 2006, 337,852 Class B shares representing $4,063,559 were automatically converted to 337,542 Class A shares.
See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	11.78	12.11	11.90	12.19	11.86	11.72
Investment Operations:
Investment income—net [a]	.25	.51	.51	.52	.55	.57
Net realized and unrealized
gain (loss) on investments	.17	(.33)	.21	(.29)	.32	.14
Total from Investment Operations	.42	.18	.72	.23	.87	.71
Distributions:
Dividends from
investment income—net	(.25)	(.51)	(.51)	(.52)	(.54)	(.57)
Net asset value, end of period	11.95	11.78	12.11	11.90	12.19	11.86

Total Return (%) [b]	3.61[c]	1.52	6.17	1.84	7.51	6.16

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89[d]	.90	.91	.90	.91	.90
Ratio of net expenses
to average net assets	.89[d]	.90	.90	.90	.91	.90
Ratio of net investment income
to average net assets	4.21[d]	4.29	4.25	4.23	4.53	4.81
Portfolio Turnover Rate	26.50[c]	14.24	20.07	34.08	38.11	15.96

Net Assets, end of period
($ x 1,000)	260,544	259,930	274,204	281,559	305,076	301,044

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	11.77	12.10	11.89	12.18	11.85	11.71
Investment Operations:
Investment income—net [a]	.22	.45	.45	.45	.48	.51
Net realized and unrealized
gain (loss) on investments	.17	(.33)	.21	(.29)	.33	.14
Total from Investment Operations	.39	.12	.66	.16	.81	.65
Distributions:
Dividends from
investment income—net	(.22)	(.45)	(.45)	(.45)	(.48)	(.51)
Net asset value, end of period	11.94	11.77	12.10	11.89	12.18	11.85

Total Return (%) [b]	3.34[c]	1.00	5.63	1.31	6.96	5.61

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.41[d]	1.43	1.43	1.41	1.42	1.42
Ratio of net expenses
to average net assets	1.41[d]	1.43	1.42	1.41	1.42	1.42
Ratio of net investment income
to average net assets	3.69[d]	3.76	3.73	3.71	4.01	4.28
Portfolio Turnover Rate	26.50[c]	14.24	20.07	34.08	38.11	15.96

Net Assets, end of period
($ x 1,000)	21,277	24,853	32,919	40,806	46,460	43,070

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

22

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	11.76	12.09	11.88	12.16	11.84	11.70
Investment Operations:
Investment income—net [a]	.20	.42	.42	.42	.45	.48
Net realized and unrealized
gain (loss) on investments	.17	(.33)	.21	(.28)	.32	.14
Total from Investment Operations	.37	.09	.63	.14	.77	.62
Distributions:
Dividends from
investment income—net	(.20)	(.42)	(.42)	(.42)	(.45)	(.48)
Net asset value, end of period	11.93	11.76	12.09	11.88	12.16	11.84

Total Return (%) [b]	3.22[c]	.76	5.37	1.15	6.62	5.36

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.65[d]	1.66	1.67	1.65	1.66	1.65
Ratio of net expenses
to average net assets	1.65[d]	1.66	1.66	1.65	1.66	1.65
Ratio of net investment income
to average net assets	3.44[d]	3.52	3.49	3.47	3.77	4.03
Portfolio Turnover Rate	26.50[c]	14.24	20.07	34.08	38.11	15.96

Net Assets, end of period
($ x 1,000)	11,777	11,429	11,643	11,721	12,217	9,684

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Connecticut Series (the “fund”). The Trust’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use

24

of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in

26

the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $2,480,620 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, $560,785 of the carryover expires in fiscal 2009 and $1,919,835 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2006 was as follows: tax exempt income $12,938,537. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended October 31, 2006, the Distributor retained $5,386 from commissions earned on sales of the fund’s Class A shares and $25,795 and $124 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2006, Class B and Class C shares were charged $57,463 and $42,928, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2006, Class A, Class B and Class C shares were charged $325,977, $28,731 and $14,310, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2006, the fund was charged $45,989 pursuant to the transfer agency agreement.

During the period ended October 31, 2006, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $136,515, Rule 12b-1 distribution plan fees $16,507, shareholder ser-

28

vices plan fees $62,053, chief compliance officer fees $1,363 and transfer agency per account fees $14,376.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2006, amounted to $77,250,812 and $83,367,347, respectively.

At October 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event

On November 15, 2006, the Board of Trustees of the Trust approved, subject to shareholder approval on or about March 1, 2007 of Dreyfus Connecticut Intermediate Municipal Bond Fund, an Agreement and Plan of Reorganization to merge Dreyfus Connecticut Intermediate Bond Fund into the fund as part of a tax-free reorganization. The merger currently is anticipated to occur on or about March 15, 2007. On the date of the merger, Dreyfus Connecticut Intermediate Municipal Bond Fund will exchange all of its assets at net asset value, subject to liabilities, for Class Z shares of the fund.Those shares then will be distributed pro rata to shareholders of Dreyfus Connecticut Intermediate Municipal Bond Fund so that each shareholder receives a number of Class Z shares of the fund equal to the aggregate net asset value of the shareholder’s Dreyfus Connecticut Intermediate Municipal Bond Fund shares.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on August 2, 2006, the Board considered the re-approval for an annual period (through September 5, 2007) of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail front-end load, Connecticut municipal debt funds (the “Performance

30

Group”) and to a larger universe of funds, consisting of all retail and institutional Connecticut municipal debt funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board noted that they had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons. The Board noted that the fund’s yield performance for the past ten one-year periods ended June 30, 2006 (1997 - 2006) was higher than the Performance Group and the Performance Universe medians for each reported time period.The Board members then reviewed the fund’s total return performance for various periods ended June 30, 2006, and noted that the fund’s total return performance was higher than the Performance Group medians for the one-, two-, three- and four-year periods, and lower for the five- and ten-year periods, and equal to or higher than the Performance Universe medians for each reported time period.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee and total expense ratio were higher than the Performance Group and Performance Universe medians.

The Board members noted that there were no other mutual funds, and no institutional or wrap fee separate accounts, managed by the Manager or its affiliates with similar investment objectives, policies and strategies, as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, includ-

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

ing the decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentages determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations described above, the Board made the following conclusions and determinations.

• The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

32

• The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 33

For More	Information

Dreyfus Premier State	Transfer Agent &
Municipal Bond Fund,	Dividend Disbursing Agent
Connecticut Series
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
21	Notes to Financial Statements
27	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

NameDreyfus Premier State
Municipal Bond Fund,
Florida Series

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Florida Series, covering the six-month period from May 1, 2006, through October 31, 2006.

Although reports of slower U.S. economic growth and declining housing prices recently have raised economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong,and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of October, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, and that investors expect the Federal Reserve Board’s next move to be toward lower short-term interest rates. As always, we encourage you to discuss the implications of these and other matters with your financial adviser.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Florida Series perform relative to its benchmark?

For the six-month period ended October 31, 2006, the fund achieved total returns of 4.00% for Class A shares, 3.67% for Class B shares and 3.61% for Class C shares.1The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.12% for the same period.2 In addition, the fund is reported in the Lipper Florida Municipal Debt Funds category, and the average total return for all funds reported in this category was 3.53% for the reporting period.3

Despite heightened market volatility early in the reporting period, stabilizing interest rates and robust investor demand generally supported higher municipal bond prices.The fund produced higher returns than its Lipper category average, primarily due to its emphasis on longer-term bonds.The fund’s Class A shares produced returns that were roughly in line with its benchmark, which contains bonds from many states, not just Florida, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The municipal bond market encountered weakness at the start of the reporting period, when hawkish comments from Federal Reserve Board (the “Fed”) members rekindled investors’ inflation concerns. However, the market subsequently rallied, more than offsetting previous losses, as investors’ inflation concerns waned amid evidence of slower economic growth. The Fed lent credence to the view that inflationary pressures were likely to subside when it refrained from raising interest rates at its August, September and October meetings, the first pauses after more than two years of steady rate hikes.

Like many other states, Florida’s fiscal condition benefited from the strong economy. Although the supply of newly issued Florida bonds remained ample, other states had less need to borrow, causing the national supply of newly issued bonds to decline compared to the same period one year earlier. Yet, investor demand remained robust from investors seeking competitive levels of federally tax-exempt income, lending further support to bond prices.

We maintained the fund’s income stream even as longer-term bond yields fell by selling shorter-term securities with lower book yields and replacing them with longer-term securities that, in our judgment, offered better income characteristics. In doing so, we lengthened the fund’s average duration from a relatively short position to one that

4

was in line with industry averages, enabling the fund to participate more fully in the market rally. In addition, the fund benefited from its core holdings of seasoned bonds, which were acquired when yields were higher than current levels. Finally, because yield differences between lower-quality and higher-quality bonds had narrowed toward historically low levels, we generally maintained our focus on securities with higher credit ratings or third-party insurance.4 However, we occasionally found opportunities to invest in income-oriented municipal bonds that we believed were either underrated or were poised for an improvement in credit quality.

What is the fund’s current strategy?

Cooling housing markets, less robust employment gains and subdued inflation data currently indicate to us that the Fed is unlikely to raise interest rates in the foreseeable future. At the same time, demand for municipal bonds has remained robust from traditional and new market participants. Therefore, we may look for opportunities to increase the fund’s relatively long average duration in anticipation of lower long-term bond yields.

November 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Florida residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.
[4]	Portfolio insurance extends to the repayment of principal and payment of interest in the event of default. It does not extend to the market value of the portfolio securities or the value of the fund’s shares.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Florida Series from May 1, 2006 to October 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.88	$ 7.65	$ 8.72
Ending value (after expenses)	$1,040.00	$1,036.70	$1,036.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.84	$ 7.58	$ 8.64
Ending value (after expenses)	$1,020.42	$1,017.69	$1,016.64

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.49% for Class B and 1.70% for Class C; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.5%	Rate (%)	Date	Amount ($)	Value ($)

Florida—96.3%
Brevard County School Board,
COP (Insured; FGIC)	5.00	7/1/25	2,000,000	2,114,500
Broward County Housing Finance
Authority, MFHR (Emerald Palms
Apartments Project)	5.60	7/1/21	2,000,000	2,065,940
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured; FSA)	5.55	1/1/23	1,000,000	1,031,160
Broward County School Board,
COP (Insured; FSA)	5.00	7/1/21	1,250,000	1,316,437
Broward County School Board,
COP (Insured; MBIA)	5.25	7/1/18	1,855,000	2,012,564
Cape Coral,
Water and Sewer Revenue
(Insured; AMBAC)	5.25	10/1/17	1,890,000	2,060,648
Capital Projects Finance
Authority, Revenue (Airports
Project) (Insured; MBIA)	5.25	6/1/14	1,485,000	1,590,093
Capital Projects Finance
Authority, Revenue (Airports
Project) (Insured; MBIA)	5.00	6/1/20	1,465,000	1,534,251
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program) (Insured; MBIA)	5.50	10/1/17	2,520,000	2,700,382
Davie,
Water and Sewer Revenue
(Insured; AMBAC)	5.25	10/1/18	475,000	517,284
Escambia County,
Sales Tax Revenue
(Insured; AMBAC)	5.25	10/1/18	1,200,000	1,304,652
Escambia County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized: FNMA
and GNMA)	5.50	10/1/21	2,065,000	2,131,204
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.00	7/1/20	1,480,000	1,572,071
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,600,000	1,705,968

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($

Florida (continued)
Florida Housing Finance Agency
(Brittany Rosemont Apartments)
(Insured; AMBAC)	7.00	2/1/35	6,000,000	6,026,160
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.00	2/1/18	1,000,000	1,049,630
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	1,500,000	1,569,435
Jacksonville,
Excise Taxes Revenue
(Insured; AMBAC)	5.38	10/1/19	3,450,000	3,751,564
Jacksonville,
Guaranteed Entitlement Revenue
(Insured; FGIC)	5.38	10/1/20	3,795,000	4,126,721
JEA,
Saint Johns River Power Park
System Revenue	5.00	10/1/18	1,500,000	1,581,015
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured; CIFG)	5.00	10/1/25	2,845,000	3,020,337
Lee County Housing Finance
Authority, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	6.30	3/1/29	145,000	146,679
Manatee County Housing Finance
Authority, Mortgage Revenue
(Collateralized; GNMA)	5.85	11/1/33	1,865,000	1,976,471
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas) (Insured; XLCA)	5.00	10/1/30	2,000,000	2,092,160
Miami-Dade County,
Solid Waste System Revenue
(Insured; FSA)	5.50	10/1/17	2,595,000	2,806,155
Miami-Dade County Housing Finance
Authority, MFMR (Country Club
Villa II Project) (Insured; FSA)	5.70	7/1/21	400,000	416,988

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Miami-Dade County Housing Finance
Authority, MFMR (Miami Stadium
Apartments) (Insured; FSA)	5.40	8/1/21	1,275,000	1,318,911
Miami-Dade County School Board, COP
(Miami-Dade County School Board
Foundation, Inc.) (Insured; AMBAC)	5.00	11/1/26	1,000,000	1,065,200
Orange County Housing Finance
Authority, MFHR (Palm Grove
Gardens) (Collateralized; FNMA)	5.15	1/1/23	1,175,000	1,224,068
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Apartments)	5.75	12/1/23	2,840,000	2,929,091
Osceola County Industrial
Development Authority, Revenue
(Community Provider Pooled
Loan Program)	7.75	7/1/17	1,046,000	1,047,088
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	7.00	7/1/36	1,715,000	1,868,510
Palm Bay,
Utility Revenue (Palm Bay Utility
Corp. Project) (Insured; MBIA)	5.00	10/1/19	500,000	536,020
Palm Bay,
Utility System Improvement
Revenue (Insured; FGIC)	0.00	10/1/20	1,845,000	992,518
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	8/1/17	1,905,000	2,039,283
Port Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/22	1,000,000	508,280
Port Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	484,620
Port Saint Lucie,
Storm Water Utility Revenue
(Insured; MBIA)	5.00	5/1/23	1,750,000	1,846,233
Seminole Water Control District,
Improvement Bonds (Unit of
Development Number 2)	6.75	8/1/22	1,745,000	1,783,669

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
South Broward Hospital District,
HR	5.60	5/1/27	4,000,000	4,317,200
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured; MBIA)	5.00	8/1/21	1,095,000	1,184,002
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured; MBIA)	5.00	8/1/26	1,000,000	1,068,770
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured; MBIA)	5.00	8/1/31	815,000	867,682
Tampa,
Utilities Tax Improvement
Revenue (Insured; AMBAC)	0.00	4/1/17	2,110,000	1,386,776
Village Center Community
Development District, Utility
Revenue (Insured; MBIA)	5.25	10/1/23	1,000,000	1,084,970
Winter Garden Village at Fowler
Groves Community Development
District, Special Assessment	5.65	5/1/37	770,000	797,181
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/17	1,645,000	1,794,284
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/18	1,730,000	1,885,025
Winter Springs,
Water and Sewer Revenue
(Insured; MBIA)	5.00	4/1/20	1,585,000	1,679,751
U.S. Related—1.2%
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	1,000,000	1,083,900
Total Long-Term Municipal Investments
(cost $83,223,773)				87,013,501

10

Short-Term Municipal	Coupon	Maturity	Principal
Investment—1.1%	Rate (%)	Date	Amount ($)	Value ($)

Florida;
Putnam County Development
Authority, PCR, Refunding
(Florida Power and Light
Company Project)
(cost $1,000,000)	3.62	11/1/06	1,000,000 [a]	1,000,000

Total Investments (cost $84,223,773)			98.6%	88,013,501
Cash and Receivables (Net)			1.4%	1,218,208
Net Assets			100.0%	89,231,709

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] At October 31, 2006, 27.4% of the fund’s net assets are insured by AMBAC.

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

12

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	79.4
AA	Aa		AA	8.6
BBB	Baa		BBB	4.6
F1	MIG1/P1		SP1/A1	1.1
Not Rated [c]	Not Rated [c]		Not Rated [c]	6.3
				100.0

†	Based on total investments.
[c]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006 ( Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		84,223,773	88,013,501
Cash			282,787
Interest receivable			1,113,505
Receivable for shares of Beneficial Interest subscribed			9,867
Prepaid expenses			11,625
			89,431,285

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			72,242
Payable for shares of Beneficial Interest redeemed			104,131
Accrued expenses			23,203
			199,576

Net Assets ($)			89,231,709

Composition of Net Assets ($):
Paid-in capital			85,872,531
Accumulated net realized gain (loss) on investments			(430,550)
Accumulated net unrealized appreciation
(depreciation) on investments			3,789,728

Net Assets ($)			89,231,709

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	78,729,842	6,433,580	4,068,287
Shares Outstanding	5,506,624	450,126	284,577

Net Asset Value Per Share ($)	14.30	14.29	14.30

See notes to financial statements.
14

STATEMENT OF OPERATIONS Six Months Ended October 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	2,259,210
Expenses:
Management fee—Note 3(a)	250,233
Shareholder servicing costs—Note 3(c)	139,670
Distribution fees—Note 3(b)	32,592
Professional fees	14,713
Registration fees	11,282
Custodian fees	6,240
Prospectus and shareholders’ reports	3,777
Trustees’ fees and expenses—Note 3(d)	1,387
Loan commitment fees—Note 2	289
Miscellaneous	10,885
Total Expenses	471,068
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(5,590)
Net Expenses	465,478
Investment Income—Net	1,793,732

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	195,741
Net unrealized appreciation (depreciation) on investments	1,465,545
Net Realized and Unrealized Gain (Loss) on Investments	1,661,286
Net Increase in Net Assets Resulting from Operations	3,455,018

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Operations ($):
Investment income—net	1,793,732	3,784,683
Net realized gain (loss) on investments	195,741	94,374
Net unrealized appreciation
(depreciation) on investments	1,465,545	(2,220,657)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,455,018	1,658,400

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,605,686)	(3,362,653)
Class B shares	(120,745)	(268,356)
Class C shares	(67,301)	(153,674)
Total Dividends	(1,793,732)	(3,784,683)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	1,584,777	5,869,442
Class B shares	34,055	676,298
Class C shares	63,699	341,589
Dividends reinvested:
Class A shares	949,455	1,868,027
Class B shares	55,279	90,986
Class C shares	47,152	84,799
Cost of shares redeemed:
Class A shares	(7,204,843)	(13,638,959)
Class B shares	(1,032,658)	(1,884,409)
Class C shares	(178,145)	(1,133,655)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(5,681,229)	(7,725,882)
Total Increase (Decrease) in Net Assets	(4,019,943)	(9,852,165)

Net Assets ($):
Beginning of Period	93,251,652	103,103,817
End of Period	89,231,709	93,251,652

16

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Capital Share Transactions:
Class A [a]
Shares sold	111,791	413,093
Shares issued for dividends reinvested	67,106	131,207
Shares redeemed	(510,641)	(957,726)
Net Increase (Decrease) in Shares Outstanding	(331,744)	(413,426)

Class B [a]
Shares sold	2,422	47,526
Shares issued for dividends reinvested	3,908	6,392
Shares redeemed	(73,053)	(132,623)
Net Increase (Decrease) in Shares Outstanding	(66,723)	(78,705)

Class C
Shares sold	4,530	23,813
Shares issued for dividends reinvested	3,332	5,952
Shares redeemed	(12,583)	(80,033)
Net Increase (Decrease) in Shares Outstanding	(4,721)	(50,268)

[a]	During the period ended October 31, 2006, 2,035 Class B shares representing $28,981 were automatically converted to 2,034 Class A shares and during the period ended April 30, 2006, 44,143 Class B shares representing $628,103 were automatically converted to 44,140 Class A shares.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	14.03	14.35	14.06	14.41	13.94	13.69
Investment Operations:
Investment income—net [a]	.29	.56	.56	.59	.62	.62
Net realized and unrealized
gain (loss) on investments	.27	(.32)	.29	(.35)	.47	.25
Total from Investment Operations	.56	.24	.85	.24	1.09	.87
Distributions:
Dividends from
investment income—net	(.29)	(.56)	(.56)	(.59)	(.62)	(.62)
Dividends from net realized
gain on investments	—	—	—	—	—	(.00)[b]
Total Distributions	(.29)	(.56)	(.56)	(.59)	(.62)	(.62)
Net asset value, end of period	14.30	14.03	14.35	14.06	14.41	13.94

Total Return (%) [c]	4.00[d]	1.66	6.16	1.69	7.96	6.48

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96[e]	.96	.97	.88	.94	.95
Ratio of net expenses
to average net assets	.95[e]	.95	.96	.88	.94	.94
Ratio of net investment income
to average net assets	4.01[e]	3.91	3.95	4.13	4.37	4.47
Portfolio Turnover Rate	6.66[d]	8.74	3.39	11.62	25.52	52.76

Net Assets, end of period
($ x 1,000)	78,730	81,940	89,691	99,251	109,664	112,641

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

18

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	14.03	14.34	14.06	14.40	13.93	13.68
Investment Operations:
Investment income—net [a]	.25	.48	.49	.52	.55	.55
Net realized and unrealized
gain (loss) on investments	.26	(.31)	.28	(.34)	.47	.25
Total from Investment Operations	.51	.17	.77	.18	1.02	.80
Distributions:
Dividends from
investment income—net	(.25)	(.48)	(.49)	(.52)	(.55)	(.55)
Dividends from net realized
gain on investments	—	—	—	—	—	(.00)[b]
Total Distributions	(.25)	(.48)	(.49)	(.52)	(.55)	(.55)
Net asset value, end of period	14.29	14.03	14.34	14.06	14.40	13.93

Total Return (%) [c]	3.67[d]	1.22	5.56	1.25	7.43	5.94

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.50[e]	1.46	1.46	1.38	1.43	1.45
Ratio of net expenses
to average net assets	1.49[e]	1.45	1.46	1.38	1.43	1.44
Ratio of net investment income
to average net assets	3.62[e]	3.40	3.45	3.64	3.86	3.96
Portfolio Turnover Rate	6.66[d]	8.74	3.39	11.62	25.52	52.76

Net Assets, end of period
($ x 1,000)	6,434	7,252	8,542	10,193	13,012	9,332

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	14.03	14.35	14.06	14.41	13.94	13.69
Investment Operations:
Investment income—net [a]	.23	.45	.46	.49	.51	.51
Net realized and unrealized
gain (loss) on investments	.27	(.32)	.29	(.35)	.47	.26
Total from Investment Operations	.50	.13	.75	.14	.98	.77
Distributions:
Dividends from
investment income—net	(.23)	(.45)	(.46)	(.49)	(.51)	(.52)
Dividends from net realized
gain on investments	—	—	—	—	—	(.00)[b]
Total Distributions	(.23)	(.45)	(.46)	(.49)	(.51)	(.52)
Net asset value, end of period	14.30	14.03	14.35	14.06	14.41	13.94

Total Return (%) [c]	3.61[d]	.91	5.39	.94	7.17	5.68

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71[e]	1.69	1.69	1.61	1.68	1.68
Ratio of net expenses
to average net assets	1.70[e]	1.68	1.68	1.61	1.68	1.67
Ratio of net investment income
to average net assets	3.27[e]	3.17	3.22	3.38	3.62	3.69
Portfolio Turnover Rate	6.66[d]	8.74	3.39	11.62	25.52	52.76

Net Assets, end of period
($ x 1,000)	4,068	4,060	4,871	4,659	3,897	2,663

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series, including the Florida Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the

22

application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $626,291 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, the carryover expires in fiscal 2010.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2006 was as follows: tax exempt income $3,784,683. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions.

24

In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2006, the Distributor retained $1,084 from commissions earned on sales of the fund’s Class A shares and $14,831 and $2 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2006, Class B and Class C shares were charged $17,161 and $15,431, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period ended October 31, 2006, Class A, Class B and Class C shares were charged $100,018, $8,580 and $5,144, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2006, the fund was charged $15,595 pursuant to the transfer agency agreement.

During the period ended October 31, 2006, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to the Dreyfus Corporation and affiliates consist of: management fees $41,585, Rule 12b-1 distribution plan fees $5,321, shareholder services plan fees $18,903, chief compliance officer fees $1,363 and transfer agency per account fees $5,070.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2006, amounted to $5,885,159 and $12,132,423, respectively.

At October 31, 2006, accumulated net unrealized appreciation on investments was $3,789,728, consisting of $3,792,843 gross unrealized appreciation and $3,115 gross unrealized depreciation.

At October 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on August 2, 2006, the Board considered the re-approval for an annual period (through September 5, 2007) of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund, as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

front-end load, Florida municipal debt funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional Florida municipal debt funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board noted that they had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons. The Board noted that the fund’s yield performance for the past ten one-year periods (1997-2006) was lower than the Performance Group medians for each reported time period, and equal to or higher than the Performance Universe medians for four of the ten reported time periods.The Board members then reviewed the fund’s total return performance for various periods ended June 30, 2006, and noted that the fund’s performance was higher than the Performance Group medians for the three-, four-and five-year periods, and lower for the other reported time periods, and that the fund’s performance was higher than the Performance Universe medians for the one-, three-, four- and five-year periods and lower for the other reported time periods. Dreyfus also provided the Board members with the fund’s yield and total return performance and the quartile, percentile and rank of the fund’s yield and total return performance within its Lipper category (as provided by Lipper) for certain other periods ended June 30, 2006. The Board noted that the fund’s income and total return was in Lipper’s second quartile (the first quartile being the best performance) for the three-month and year-to-date period ended June 30, 2006.The Board members discussed with representatives of the Manager the reasons for the fund’s underperfor-mance compared to the Lipper medians during the applicable periods and the Manager’s efforts to improve performance.The Board members also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected the fund’s performance.

28

Dreyfus also provided the Board with the fund’s yield and total return performance and the quartile, percentage and rank of the fund’s income and total return within its Lipper category (as provided by Lipper) for various other periods ended June 30, 2006. The Board noted that the fund’s income and total return was in Lipper’s second quartile (the first quartile being the best performance) for the three-month and year-to-date periods ended June 30, 2006.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee was equal to or higher than the Expense Group and Expense Universe medians. The Board noted that the fund’s total expense ratio was higher than the Expense Group and Expense Universe medians.

The Board members noted that there were no other mutual funds, and no institutional or wrap fee separate accounts, managed by the Manager or its affiliates with similar investment objectives, policies and strategies, as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.The Board members also considered potential benefits to the

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations described above, the Board made the following conclusions and determinations.

• The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate.

• The Board was satisfied with the Manager’s efforts to improve the fund’s performance as discussed at the meeting, but concluded that it was necessary to continue to monitor the performance of the fund and its portfolio management team.

• The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

30

• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 31

NOTES

For More	Information

Dreyfus Premier State	Transfer Agent &
Municipal Bond Fund,	Dividend Disbursing Agent
Florida Series
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
addressStreet144 Glenn Curtiss Boulevard, CityUniondale, StateNY PostalCode11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
25	Notes to Financial Statements
32	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Massachusetts Series

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Massachusetts Series, covering the six-month period from May 1, 2006, through October 31, 2006.

Although reports of slower U.S. economic growth and declining housing prices recently have raised economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong,and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of October, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, and that investors expect the Federal Reserve Board’s next move to be toward lower short-term interest rates. As always, we encourage you to discuss the implications of these and other matters with your financial adviser.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

James Welch, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Massachusetts Series perform relative to its benchmark?

For the six-month period ended October 31, 2006, the fund achieved total returns of 3.88% for Class A shares, 3.62% for Class B shares, 3.58% for Class C shares and 4.07% for Class Z shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.12% for the same period.2 In addition, the fund is reported in the Lipper Massachusetts Municipal Debt Funds category, and the average total return for all funds reported in this category was 3.66% for the reporting period.3

Despite heightened market volatility early in the reporting period, municipal bonds rallied over the summer and early fall as signs of an economic slowdown eased investors’ inflation concerns and the Federal Reserve Board (the “Fed”) paused in its tightening campaign. The fund’s Class A and Class Z shares produced higher returns than its Lipper category average primarily due to its focus on longer-maturity bonds, but the fund lagged its benchmark, which does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Massachusetts state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Massachusetts state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environments.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

Robust economic growth and mounting inflationary pressures sparked renewed inflation-related concerns, and hawkish comments from some Fed members led investors to revise upward their expectations for short-term interest rates in the opening weeks of the reporting period. As a result, the municipal bond market experienced a bout of heightened volatility. Market conditions subsequently improved, however, when a softening housing market, declining fuel prices and moderating employment gains convinced investors that inflation was likely to sub-side.The Fed appeared to confirm this view when it held short-term interest rates steady at its meetings in August, September and October, its first pauses in more than two years. Municipal bonds rallied as investors first anticipated and then reacted to the change in Fed policy, causing yield differences between shorter- and longer-term securities to narrow toward historically low levels.

In addition, municipal bond prices were supported by supply-and-demand influences. Like many other states, Massachusetts has taken in more tax revenue than originally projected, enhancing its fiscal condition and reducing its need to borrow.Yet, even as the supply of newly issued

4

municipal bonds fell compared to the same period one year ago, investor demand remained robust from individuals and institutions seeking competitive levels of tax-exempt income.

The fund benefited during the summertime rally from strong performance from noncallable securities, zero-coupon bonds and holdings with maturities toward the upper end of the market’s maturity range. However, the fund also maintained a relatively high-quality credit profile, which prevented it from participating fully in strength among lower-rated credits.

What is the fund’s current strategy?

Recent economic data have continued to indicate that U.S. economic growth is moderating with relatively little risk of recession, and the Fed currently seems unlikely either to raise or lower short-term interest rates over the foreseeable future.Therefore, we recently lengthened the fund’s average duration toward a range that is slightly longer than that of the Index. In addition, because lower-rated credits appear to be fully valued, we have maintained the fund’s high-quality credit profile. In our view, these are prudent strategies in today’s changing market environment.

November 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Massachusetts Series from May 1, 2006 to October 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2006
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 4.73	$ 7.39	$ 8.52	$ 3.75
Ending value (after expenses)	$1,038.80	$1,036.20	$1,035.80	$1,040.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2006
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 4.69	$ 7.32	$ 8.44	$ 3.72
Ending value (after expenses)	$1,020.57	$1,017.95	$1,016.84	$1,021.53

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.44% for Class B, 1.66% for Class C and .73% for Class Z; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—96.9%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts—85.4%
Bellingham
(Insured; AMBAC)	5.00	3/1/17	1,945,000	2,066,290
Bellingham
(Insured; AMBAC)	5.00	3/1/18	2,040,000	2,165,542
Bellingham
(Insured; AMBAC)	5.00	3/1/19	2,140,000	2,271,696
Bellingham
(Insured; AMBAC)	5.00	3/1/20	2,245,000	2,383,157
Boston	5.75	2/1/10	3,945,000 [a]	4,210,814
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor
Electric Energy Co. Project)	7.38	5/15/15	1,805,000	1,821,209
Brookline	5.25	4/1/20	3,860,000	4,093,877
Greater Lawrence Sanitation
District (Insured; MBIA)	5.75	6/15/10	1,425,000 [a]	1,543,517
Holliston
(Insured; MBIA)	5.25	4/1/20	1,655,000	1,794,665
Hopkinton	5.00	9/1/17	1,735,000	1,847,723
Hopkinton	5.00	9/1/18	1,735,000	1,845,815
Hopkinton	5.00	9/1/19	1,735,000	1,845,814
Hopkinton	5.00	9/1/20	1,735,000	1,845,814
Marblehead	5.00	8/15/23	1,835,000	1,962,367
Marblehead	5.00	8/15/24	1,925,000	2,054,610
Massachusetts,
Consolidated Loan (Insured; FSA)	5.13	3/1/12	3,000,000 [a]	3,218,850
Massachusetts,
Consolidated Loan (Insured; MBIA)	5.38	8/1/12	1,000,000 [a]	1,090,040
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/10	5,255,000 [a]	5,560,263
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/21	2,400,000	2,580,552
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/30	1,495,000	1,570,557
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	6.20	3/1/16	2,055,000	2,383,451
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	7.00	3/1/21	1,000,000	1,257,880

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Bay Transportation
Authority, Sales Tax Revenue	5.00	7/1/12	1,000,000 [a]	1,071,930
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; MBIA)	5.50	7/1/27	3,000,000	3,593,130
Massachusetts College Building
Authority, Project Revenue
(Insured; MBIA)	5.00	5/1/23	1,190,000	1,263,685
Massachusetts College Building
Authority, Project Revenue
(Insured; MBIA)	0.00	5/1/26	5,385,000	2,358,038
Massachusetts Development Finance
Agency, Revenue (Assumption
College Issue) (Insured; Radian)	6.00	3/1/30	1,905,000	2,047,399
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.00	3/1/36	1,000,000	1,035,770
Massachusetts Development Finance
Agency, Revenue (Landmark
School Issue) (Insured; Radian)	5.25	6/1/29	1,100,000	1,126,202
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.75	1/1/10	2,000,000 [a]	2,207,540
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.38	7/1/23	1,000,000	1,129,730
Massachusetts Development
Finance Agency, Revenue
(Mount Holyoke
College Issue)	5.25	7/1/31	5,000,000	5,285,200
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	5.75	6/20/22	600,000	674,292
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	6.00	6/20/44	1,500,000	1,683,855

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Development Finance
Agency, RRR (Ogden
Haverhill Project)	5.50	12/1/19	1,200,000	1,247,364
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	2,066,120
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.85	7/1/14	400,000	403,640
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/22	5,100,000	5,550,789
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
College Program) (Insured; AMBAC)	5.25	10/1/26	2,845,000	2,993,708
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Harvard University Issue)	6.00	7/1/10	2,500,000 [a]	2,730,225
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/22	2,945,000	3,118,372
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.13	7/15/37	2,000,000	2,115,740
Massachusetts Health and
Educational Facilities
Authority, Revenue (Medical
Academic and Scientific
Community Organization Issue)	6.63	1/1/15	2,500,000	2,509,950
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Milford-Whitinsville Regional
Hospital Issue)	6.50	7/15/23	2,250,000	2,463,548

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (New
England Medical Center
Hospitals Issue) (Insured; FGIC)	5.38	5/15/17	1,950,000	2,102,588
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	6.00	7/1/16	1,520,000	1,673,398
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	6.00	7/1/17	1,145,000	1,261,069
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	5.00	7/1/20	1,200,000	1,268,472
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	5.75	7/1/32	1,350,000	1,468,922
Massachusetts Health and
Educational Facilities
Authority, Revenue (Schepens
Eye Research) (Insured; ACA)	6.50	7/1/28	2,100,000	2,272,431
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Insured; FGIC)	5.00	10/1/23	1,000,000	1,064,840
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Springfield College Issue)
(Insured; Radian)	5.13	10/15/23	1,100,000	1,163,228
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/17	1,700,000	1,959,114
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000	1,882,920

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	2/15/30	2,000,000	2,093,900
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	1,997,330
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,070,000	1,092,952
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wheaton
College Issue)	5.00	7/1/19	1,165,000	1,240,410
Massachusetts Housing Finance
Agency, Housing	5.00	12/1/24	1,620,000	1,642,891
Massachusetts Housing Finance
Agency, Housing	5.00	12/1/26	1,250,000	1,277,238
Massachusetts Housing Finance
Agency, Housing	5.00	12/1/28	1,000,000	1,021,300
Massachusetts Housing Finance
Agency, Housing	5.25	12/1/33	2,000,000	2,071,320
Massachusetts Housing Finance
Agency, Housing	5.10	6/1/37	3,000,000	3,093,030
Massachusetts Housing Finance
Agency, Housing	5.10	12/1/37	2,180,000	2,244,811
Massachusetts Housing Finance
Agency, Housing Development
(Insured; MBIA)	5.40	6/1/20	345,000	352,614
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	2,000,000	2,065,520
Massachusetts Industrial Finance
Agency, RRR (Ogden
Haverhill Project)	5.60	12/1/19	2,000,000	2,066,980
Massachusetts Industrial
Finance Agency, Water
Treatment Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,790,000	2,803,838

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.63	2/1/07	4,870,000 [a]	4,943,342
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/09	1,710,000 [a]	1,808,120
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/21	1,000,000	1,078,130
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/27	3,065,000	3,222,296
Massachusetts Water Resources
Authority (Insured; MBIA)	5.20	8/1/11	1,000,000 [a]	1,080,170
Massachusetts Water Resources
Authority (Insured; MBIA)	5.25	8/1/26	2,000,000	2,215,660
Medford
(Insured; AMBAC)	5.00	3/15/19	1,155,000	1,226,575
Narragansett Regional School
District, GO (Insured; AMBAC)	6.50	6/1/16	1,205,000	1,332,489
New England Educational Loan
Marketing Corp., Student
Loan Revenue	6.90	11/1/09	1,000,000	1,055,690
Pittsfield
(Insured; MBIA)	5.13	4/15/22	1,500,000	1,610,055
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/10	1,000,000 [a]	1,074,360
Triton Regional School District
(Insured; FGIC)	5.25	4/1/19	1,420,000	1,524,256
Triton Regional School District
(Insured; FGIC)	5.25	4/1/20	1,420,000	1,524,256
Westfield
(Insured; FGIC)	6.50	5/1/10	1,750,000 [a]	1,933,505
Woods Hole, Martha’s Vineyard and
Nantucket Steamship Authority	5.00	3/1/19	1,070,000	1,155,611
U.S. Related—11.5%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	2,065,000	2,169,716
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000	1,305,719

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	342,850
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	2,000,000	2,167,800
Puerto Rico Commonwealth,
Public Improvement
(Insured; XLCA)	5.25	7/1/17	1,460,000	1,642,106
Puerto Rico Electric Power
Authority, Power Revenue	5.13	7/1/29	1,700,000	1,796,594
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.13	7/1/26	1,000,000	1,066,880
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; CIFG)	5.75	7/1/19	1,000,000	1,121,020
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; CIFG)	5.75	7/1/20	2,000,000	2,242,040
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/17	1,750,000	1,885,433
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/31	2,000,000	2,107,240
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	4,665,000	1,316,976
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue	5.75	7/1/22	1,900,000	2,227,047
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue
(Insured; AMBAC)	6.25	7/1/15	1,100,000	1,306,745
Total Long-Term
Municipal Investments
(cost $180,184,235)				190,754,527

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—1.6%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts;
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	3.59	11/1/06	1,000,000 [b]	1,000,000
Massachusetts,
GO (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; State Street Bank
and Trust Co.)	3.60	11/1/06	1,000,000 [b]	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	3.64	11/1/06	1,200,000 [b]	1,200,000
Total Short-Term Municipal Investments
(cost $3,200,000)				3,200,000

Total Investments (cost $183,384,235)			98.5%	193,954,527

Cash and Receivables (Net)			1.5%	2,982,744

Net Assets			100.0%	196,937,271

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Securities payable on demand.Variable interest rate—subject to periodic change.

14

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%) †

AAA		Aaa		AAA	47.7
AA		Aa		AA	28.7
A		A		A	10.1
BBB		Baa		BBB	11.8
F1		MIG1/P1		SP1/A1	1.7
					100.0

† Based on total investments.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES October 31, 2006 (Unaudited)
			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			183,384,235	193,954,527
Cash				432,715
Interest receivable				2,766,302
Receivable for shares of Beneficial Interest subscribed				4,639
Prepaid expenses				17,632
				197,175,815

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				131,099
Payable for shares of Beneficial Interest redeemed				72,895
Accrued expenses				34,550
				238,544

Net Assets ($)				196,937,271

Composition of Net Assets ($):
Paid-in capital				185,792,473
Accumulated undistributed investment income—net				5,770
Accumulated net realized gain (loss) on investments				568,736
Accumulated gross net unrealized
appreciation on investments				10,570,292

Net Assets ($)				196,937,271

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	52,171,598	4,582,362	4,008,929	136,174,382
Shares Outstanding	4,434,088	389,871	340,459	11,574,492

Net Asset Value Per Share ($)	11.77	11.75	11.78	11.77

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS Six Months Ended October 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	4,840,726
Expenses:
Management fee—Note 3(a)	541,332
Shareholder servicing costs—Note 3(c)	170,572
Distribution fees—Note 3(b)	27,963
Registration fees	17,356
Professional fees	14,765
Custodian fees	11,196
Prospectus and shareholders’ reports	2,142
Loan commitment fees—Note 2	534
Trustees’ fees and expenses—Note 3(d)	1,023
Miscellaneous	15,577
Total Expenses	802,460
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(2,475)
Net Expenses	799,985
Investment Income—Net	4,040,741

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	303,017
Net unrealized appreciation (depreciation) on investments	3,220,544
Net Realized and Unrealized Gain (Loss) on Investments	3,523,561
Net Increase in Net Assets Resulting from Operations	7,564,302

See notes to financial statements.
18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Operations ($):
Investment income—net	4,040,741	8,178,378
Net realized gain (loss) on investments	303,017	355,500
Net unrealized appreciation
(depreciation) on investments	3,220,544	(5,422,109)
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,564,302	3,111,769

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,020,952)	(1,987,149)
Class B shares	(85,521)	(196,150)
Class C shares	(67,867)	(137,851)
Class Z shares	(2,860,631)	(5,846,425)
Net realized gain on investments:
Class A shares	—	(98,779)
Class B shares	—	(11,262)
Class C shares	—	(8,580)
Class Z shares	—	(282,073)
Total Dividends	(4,034,971)	(8,568,269)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	3,593,056	7,517,958
Class B shares	10,823	213,873
Class C shares	140,691	756,080
Class Z shares	1,978,787	6,319,719
Dividends reinvested:
Class A shares	726,121	1,409,646
Class B shares	46,718	113,194
Class C shares	43,063	95,039
Class Z shares	2,105,618	4,537,431
Cost of shares redeemed:
Class A shares	(2,990,146)	(9,530,208)
Class B shares	(749,996)	(1,226,345)
Class C shares	(721,484)	(467,860)
Class Z shares	(7,365,653)	(17,367,119)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(3,182,402)	(7,628,592)
Total Increase (Decrease) in Net Assets	346,929	(13,085,092)

Net Assets ($):
Beginning of Period	196,590,342	209,675,434
End of Period	196,937,271	196,590,342
Undistributed investment income—net	5,770	—

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Capital Share Transactions:
Class A [a]
Shares sold	309,756	637,842
Shares issued for dividends reinvested	62,385	119,871
Shares redeemed	(257,366)	(808,781)
Net Increase (Decrease) in Shares Outstanding	114,775	(51,068)

Class B [a]
Shares sold	937	18,182
Shares issued for dividends reinvested	4,024	9,629
Shares redeemed	(64,565)	(104,474)
Net Increase (Decrease) in Shares Outstanding	(59,604)	(76,663)

Class C
Shares sold	12,043	64,204
Shares issued for dividends reinvested	3,700	8,077
Shares redeemed	(62,475)	(39,752)
Net Increase (Decrease) in Shares Outstanding	(46,732)	32,529

Class Z
Shares sold	170,580	536,924
Shares issued for dividends reinvested	180,960	385,822
Shares redeemed	(634,504)	(1,477,325)
Net Increase (Decrease) in Shares Outstanding	(282,964)	(554,579)

[a]	During the period ended October 31, 2006, 14,212 Class B shares representing $166,242, were automatically converted to 14,212 Class A shares and during the period ended April 30, 2006, 26,311 Class B shares representing $310,909 were automatically converted to 26284 Class A shares.
See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	11.56	11.87	11.50	11.80	11.30	11.14
Investment Operations:
Investment income—net [a]	.23	.46	.46	.46	.50	.53
Net realized and unrealized
gain (loss) on investments	.21	(.29)	.39	(.21)	.50	.16
Total from Investment Operations	.44	.17	.85	.25	1.00	.69
Distributions:
Dividends from
investment income—net	(.23)	(.46)	(.46)	(.46)	(.50)	(.53)
Dividends from net realized
gain on investments	—	(.02)	(.02)	(.09)	—	—
Total Distributions	(.23)	(.48)	(.48)	(.55)	(.50)	(.53)
Net asset value, end of period	11.77	11.56	11.87	11.50	11.80	11.30

Total Return (%) [b]	3.88[d]	1.48	7.54	2.15	9.04	6.25

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92[c]	.92	.97	.99	.98	.97
Ratio of net expenses
to average net assets	.92[c]	.92	.97	.99	.98	.97
Ratio of net investment income
to average net assets	4.00[c]	3.92	3.96	3.94	4.35	4.66
Portfolio Turnover Rate	11.12[d]	34.00	43.92	46.61	70.83	58.32

Net Assets, end of period
($ x 1,000)	52,172	49,913	51,884	50,624	56,826	51,756

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	11.54	11.86	11.50	11.80	11.29	11.14
Investment Operations:
Investment income—net [a]	.20	.40	.40	.40	.44	.46
Net realized and unrealized
gain (loss) on investments	.21	(.30)	.38	(.21)	.51	.16
Total from Investment Operations	.41	.10	.78	.19	.95	.62
Distributions:
Dividends from
investment income—net	(.20)	(.40)	(.40)	(.40)	(.44)	(.47)
Dividends from net realized
gain on investments	—	(.02)	(.02)	(.09)	—	—
Total Distributions	(.20)	(.42)	(.42)	(.49)	(.44)	(.47)
Net asset value, end of period	11.75	11.54	11.86	11.50	11.80	11.29

Total Return (%) [b]	3.62[c]	.86	6.89	1.62	8.58	5.61

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.44[d]	1.45	1.49	1.51	1.48	1.48
Ratio of net expenses
to average net assets	1.44[d]	1.45	1.49	1.51	1.48	1.48
Ratio of net investment income
to average net assets	3.48[d]	3.39	3.44	3.41	3.80	4.13
Portfolio Turnover Rate	11.12[c]	34.00	43.92	46.61	70.83	58.32

Net Assets, end of period
($ x 1,000)	4,582	5,188	6,239	6,990	6,944	4,611

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

22

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	11.56	11.88	11.51	11.82	11.31	11.15
Investment Operations:
Investment income—net [a]	.19	.37	.37	.38	.41	.42
Net realized and unrealized
gain (loss) on investments	.22	(.30)	.39	(.23)	.52	.17
Total from Investment Operations	.41	.07	.76	.15	.93	.59
Distributions:
Dividends from
investment income—net	(.19)	(.37)	(.37)	(.37)	(.42)	(.43)
Dividends from net realized
gain on investments	—	(.02)	(.02)	(.09)	—	—
Total Distributions	(.19)	(.39)	(.39)	(.46)	(.42)	(.43)
Net asset value, end of period	11.78	11.56	11.88	11.51	11.82	11.31

Total Return (%) [b]	3.58[c]	.64	6.74	1.29	8.31	5.39

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66[d]	1.66	1.72	1.74	1.71	1.72
Ratio of net expenses
to average net assets	1.66[d]	1.66	1.71	1.74	1.71	1.72
Ratio of net investment income
to average net assets	3.25[d]	3.18	3.20	3.15	3.50	3.81
Portfolio Turnover Rate	11.12[c]	34.00	43.92	46.61	70.83	58.32

Net Assets, end of period
($ x 1,000)	4,009	4,478	4,214	3,680	2,532	725

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2006	Year Ended April 30,

Class Z Shares	(Unaudited)	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	11.55	11.87	11.88
Investment Operations:
Investment income—net [b]	.25	.48	.25
Net realized and unrealized
gain (loss) on investments	.22	(.30)	.01
Total from Investment Operations	.47	.18	.26
Distributions:
Dividends from investment income—net	(.25)	(.48)	(.25)
Dividends from net realized gain on investments	—	(.02)	(.02)
Total Distributions	(.25)	(.50)	(.27)
Net asset value, end of period	11.77	11.55	11.87

Total Return (%)	4.07[c]	1.56	2.23[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[d]	.76	.77[d]
Ratio of net expenses to average net assets	.73[d]	.75	.76[d]
Ratio of net investment income
to average net assets	4.19[d]	4.09	4.07[d]
Portfolio Turnover Rate	11.12[c]	34.00	43.92

Net Assets, end of period ($ x 1,000)	136,174	137,011	147,338

[a]	From October 21, 2004 (commencement of initial offering) to April 30, 2005.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Massachusetts Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of Dreyfus Massachusetts Tax Exempt Bond Fund as a result of the reorganization of such fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required

26

for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2006, were as follows: tax exempt income $8,167,575, ordinary income $227,981 and long-term capital gains $172,713.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2006, the fund did not borrow under the Facility.

28

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2006, the Distributor retained $592 from commissions earned on sales of the fund’s Class A shares and $10,655 and $2 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2006, Class B and Class C shares were charged $12,295 and $15,668, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2006, Class A, Class B and Class C shares were charged $63,891, $6,147, and $5,223 respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2006, Class Z shares were charged $48,555 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2006, the fund was charged $32,122 pursuant to the transfer agency agreement.

During the period ended October 31, 2006, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $91,379 Rule 12b-1 distribution plan fees $4,483, shareholders services plan fees $23,374, chief compliance officer fees $1,363 and transfer agency per account fees $10,500.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A .10% redemption fee is charged and retained by the fund on certain Class Z shares redeemed within thirty days of their issuance.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2006, amounted to $21,487,766 and $31,447,292, respectively.

30

At October 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost of financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event

On November 15, 2006, the Board of Trustees of the Trust approved, subject to shareholder approval on or about March 1, 2007 of Dreyfus Massachusetts Intermediate Municipal Bond Fund, an Agreement and Plan of Reorganization to merge Dreyfus Massachusetts Intermediate Bond Fund into the fund as part of a tax-free reorganization. The merger currently is anticipated to occur on or about March 15, 2007. On the date of the merger, Dreyfus Massachusetts Intermediate Municipal Bond Fund will exchange all of its assets at net asset value, subject to liabilities, for Class Z shares of the fund.Those shares then will be distributed pro rata to shareholders of Dreyfus Massachusetts Intermediate Municipal Bond Fund so that each shareholder receives a number of Class Z shares of the fund equal to the aggregate net asset value of the shareholder's Dreyfus Massachusetts Intermediate Municipal Bond Fund shares.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on August 2, 2006, the Board considered the re-approval for an annual period (through September 5, 2007) of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail

32

front-end load, Massachusetts municipal debt funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional Massachusetts municipal debt funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board noted that they had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons. The Board noted that the fund’s yield performance for the past ten one-year periods ended June 30, 2006 (1997 - 2006) was lower, in varying amounts, than the Performance Group medians for each reported time period except the one-year periods ended June 30, 1997 and June 30, 1999, when it was higher, and that the fund’s yield performance was higher than the Performance Universe medians for each reported time period. The Board members then reviewed the fund’s total return performance for various periods ended June 30, 2006, and noted that the fund’s performance was equal to or higher than the Performance Group medians for the two-, three-, four-, five- and ten-year periods, and lower for the one-year period, and equal to or higher than the Performance Universe medians for each reported time period except the one- and two-year periods, when it was lower. Dreyfus also provided the Board with the fund’s yield and total return performance and the quartile, percentage and rank of the fund’s yield and total return within its Lipper category (as provided by Lipper) for the three-month and year-to-date periods ended June 30, 2006. The Board noted that the fund’s yield performance was in Lipper’s first and second quartile (the first quartile being the best performance), respectively, for those periods, and that the fund’s total return was in Lipper’s third quartile for each of those periods.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

selected and provided by Lipper.The Board noted that the fund’s management fee and total expense ratio were higher than the Expense Group and Expense Universe medians.

The Board members noted that there were no other mutual funds, and no institutional or wrap fee separate accounts, managed by the Manager or its affiliates with similar investment objectives, policies and strategies, as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage determined by appropriate court cases to be reasonable given the services rendered to investment com-

34

panies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations described above, the Board made the following conclusions and determinations.

• The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate.

• The Board was generally satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 35

NOTES

For More	Information

Dreyfus Premier State	Transfer Agent &
Municipal Bond Fund,	Dividend Disbursing Agent
Massachusetts Series
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
24	Notes to Financial Statements
30	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Maryland Series

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Maryland Series, covering the six-month period from May 1, 2006, through October 31, 2006.

Although reports of slower U.S. economic growth and declining housing prices recently have raised economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong,and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of October, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, and that investors expect the Federal Reserve Board’s next move to be toward lower short-term interest rates. As always, we encourage you to discuss the implications of these and other matters with your financial adviser.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Maryland Series perform relative to its benchmark?

For the six-month period ended October 31, 2006, the fund achieved total returns of 3.51% for Class A shares, 3.25% for Class B shares and 3.20% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.12% for the same period.2 In addition, the fund is reported in the Lipper Maryland Municipal Debt Funds category, and the average total return for all funds reported in this category was 3.50% for the reporting period.3

Despite heightened market volatility early in the reporting period, an economic slowdown, stabilizing interest rates and robust investor demand generally supported higher municipal bond prices. The fund’s Class A shares return was in line with its Lipper category average, primarily due to the fund’s emphasis on longer-term bonds. However, the fund lagged its benchmark, which contains bonds from many states, not just Maryland, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Maryland state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Maryland income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The municipal bond market encountered weakness at the start of the reporting period, when hawkish comments from Federal Reserve Board (the “Fed”) members rekindled investors’ inflation concerns. However, the market subsequently rallied, more than offsetting previous losses, as investors’ inflation concerns waned amid evidence of slower economic growth. The Fed lent credence to the view that inflationary pressures were likely to subside when it refrained from raising interest rates at its August, September and October meetings, the first pauses after more than two years of steady rate hikes.

Like many other states, Maryland’s fiscal condition benefited from the strong economy.The state received more tax revenue than originally projected, enabling it to achieve a budget surplus and reducing its need to borrow. Consequently, the supply of newly issued Maryland municipal bonds declined compared to the same period one year earlier. Yet, investor demand remained robust from investors seeking competitive levels of federally tax-exempt income, lending further support to bond prices.

We maintained the fund’s income stream even as longer-term bond yields fell by selling shorter-term securities with lower book yields and replacing them with longer-term securities that, in our judgment, offered

4

better income characteristics. In doing so, we lengthened the fund’s average duration toward a position that was slightly longer than industry averages, enabling the fund to participate more fully in the market rally. In addition, the fund benefited from its core holdings of seasoned bonds, which were acquired when yields were higher than today.Finally,because yield differences between lower-quality and higher-quality bonds had narrowed toward historically low levels, we generally maintained our focus on securities with higher credit ratings or third-party insurance.4 However, we occasionally found opportunities to invest in income-oriented municipal bonds that we believed were either underrated or were poised for an improvement in credit quality.

What is the fund’s current strategy?

Cooling housing markets, less robust employment gains and subdued inflation data currently indicate to us that the Fed is unlikely to raise interest rates in the foreseeable future. At the same time, demand for municipal bonds has remained robust from traditional and new market participants.Therefore, we intend to maintain the fund’s relatively long average duration in anticipation of lower long-term bond yields.

November 15, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Maryland residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.
[4]	Portfolio insurance extends to the repayment of principal and payment of interest in the event of default. It does not extend to the market value of the portfolio securities or the value of the fund’s shares.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Maryland Series from May 1, 2006 to October 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.57	$ 7.12	$ 8.45
Ending value (after expenses)	$1,035.10	$1,032.50	$1,032.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.53	$ 7.07	$ 8.39
Ending value (after expenses)	$1,020.72	$1,018.20	$1,016.89

† Expenses are equal to the fund’s annualized expense ratio of .89% for Class A, 1.39% for Class B and 1.65% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.7%	Rate (%)	Date	Amount ($)	Value ($)

Maryland—95.3%
Anne Arundel County,
EDR (Anne Arundel Community
College Project)	5.00	9/1/17	2,255,000	2,403,988
Anne Arundel County,
GO (Consolidated Water
and Sewer Series)	4.13	3/1/24	800,000	794,088
Anne Arundel County,
Special Obligation Revenue
(Arundel Mills Project)	5.13	7/1/21	1,000,000	1,083,210
Anne Arundel County,
Special Obligation Revenue
(National Business Park Project)	5.13	7/1/21	1,000,000	1,083,210
Anne Arundel County,
Special Obligation Revenue
(National Business Park Project)	5.13	7/1/23	1,125,000	1,218,611
Baltimore,
Convention Center Hotel Revenue	5.88	9/1/39	1,000,000	1,060,780
Baltimore,
Port Facilities Revenue
(Consolidated Coal
Sales Co. Project)	6.50	12/1/10	4,090,000	4,232,618
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; FGIC)	5.00	7/1/22	435,000	484,446
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; MBIA)	5.00	7/1/23	1,355,000	1,455,907
Baltimore Board of School
Commissioners, School
System Revenue	5.00	5/1/16	1,500,000	1,613,550
Baltimore Board of School
Commissioners, School
System Revenue	5.00	5/1/17	1,265,000	1,356,599
Baltimore County,
GO (Consolidated Public
Improvement)	4.25	9/1/25	2,050,000	2,050,717
Gaithersburg,
Hospital Facilities
Improvement Revenue (Shady
Grove) (Insured; FSA)	6.50	9/1/12	10,000,000	10,949,900

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Harford County,
MFHR (GMNA
Collateralized-Affinity Old
Post Apartments Projects)	5.00	11/20/25	1,460,000	1,489,258
Howard County
(Consolidated Public
Improvement Project)	5.00	8/15/19	1,000,000	1,078,290
Howard County
(Metropolitan District Project)	5.25	2/15/12	155,000 [a]	167,868
Howard County
(Metropolitan District Project)	5.25	8/15/19	1,545,000	1,662,451
Howard County,
COP	8.15	2/15/20	605,000	858,852
Hyattsville,
Special Obligation Revenue
(University Town Center Project)	5.75	7/1/34	3,000,000	3,185,940
Maryland,
State and Local Facilities Loan	5.00	8/1/16	10,000,000	10,856,800
Maryland Community Development
Administration, Department of
Housing and Community
Development	5.00	9/1/23	755,000	776,276
Maryland Community Development
Administration, Department of
Housing and Community
Development	5.60	7/1/33	1,200,000	1,237,860
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,865,000	1,905,191
Maryland Community Development
Administration, Department of
Housing and Community
Development, Multifamily
Development Revenue
(Washington Gardens)
(Collateralized; FNMA)	5.00	2/1/24	1,610,000	1,634,392
Maryland Community Development
Administration, Department of
Housing Community and
Development, Residential Revenue	5.30	9/1/16	5,000,000	5,162,900

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Community Development
Administration, Department of
Housing Community and
Development, Residential Revenue	5.60	9/1/28	5,000,000	5,185,550
Maryland Community Development
Administration, Department of
Housing Community and
Development (Single
Family Program)	4.95	4/1/15	4,605,000	4,762,353
Maryland Economic Development
Corp., LR (Maryland Aviation
Administration Facilities)
(Insured; FSA)	5.50	6/1/16	3,120,000	3,397,087
Maryland Economic Development
Corp., LR (Maryland Aviation
Administration Facilities)
(Insured; FSA)	5.50	6/1/18	2,535,000	2,746,977
Maryland Economic Development
Corp., LR (Maryland Aviation
Administration Facilities)
(Insured; FSA)	5.38	6/1/19	9,530,000	10,235,887
Maryland Economic Development
Corp., LR (Montgomery County
Town Square Parking
Garage Project)	5.00	9/15/16	1,290,000	1,380,545
Maryland Economic Development
Corp., LR (Montgomery County
Wayne Avenue Parking
Garage Project)	5.25	9/15/14	5,000,000	5,423,850
Maryland Economic Development
Corp., LR (Montgomery County
Wayne Avenue Parking
Garage Project)	5.25	9/15/16	2,940,000	3,175,200
Maryland Economic Development
Corp., Senior Student Housing
Revenue (Frostburg State
University Project)	6.00	10/1/24	5,000,000	5,139,900
Maryland Economic Development
Corp., Senior Student Housing
Revenue (Morgan State
University Project)	6.00	7/1/22	2,950,000	3,081,305

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Economic Development
Corp., Student Housing Revenue
(University of Maryland,
College Park Project)	6.00	6/1/13	1,760,000 [a]	1,992,126
Maryland Economic Development
Corp., Student Housing Revenue
(University of Maryland,
College Park Projects)
(Insured; CIFG)	5.00	6/1/25	2,770,000	2,966,975
Maryland Economic Development
Corp., Student Housing Revenue
(University Village at
Sheppard Pratt) (Insured; ACA)	5.88	7/1/21	1,750,000	1,881,565
Maryland Economic Development
Corp., Student Housing Revenue
(University Village at
Sheppard Pratt) (Insured; ACA)	6.00	7/1/33	1,750,000	1,883,805
Maryland Health and Higher
Educational Facilities
Authority, FHA Insured
Mortgage Revenue (Western
Maryland Health System Issue)
(Insured; MBIA)	4.63	1/1/27	1,000,000 [b]	1,019,480
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital)	6.00	7/1/18	500,000	544,670
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital)	6.00	7/1/19	665,000	723,713
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital)	6.00	7/1/20	750,000	816,023
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital)	6.00	7/1/21	550,000	598,125
Maryland Health and Higher
Educational Facilities
Authority, Revenue (John
Hopkins Hospital Issue)	5.00	11/15/19	7,600,000	8,069,756

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue (John
Hopkins Medical Institutions
Utilities Program Issue)	5.00	5/15/37	7,250,000	7,643,820
Maryland Health and Higher
Educational Facilities
Authority, Revenue (John
Hopkins University Issue)	5.00	7/1/32	1,315,000	1,369,165
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Maryland
Institute College of Art Issue)	5.50	6/1/21	335,000	352,045
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Union
Hospital of Cecil County)	6.70	7/1/09	1,270,000	1,312,253
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)	5.75	7/1/17	3,000,000	3,254,940
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)	6.00	7/1/22	2,000,000	2,194,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)	6.00	7/1/32	3,000,000	3,276,720
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)
(Insured; AMBAC)	5.00	7/1/24	1,000,000	1,062,770
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)
(Insured; FGIC)	7.00	7/1/22	4,500,000	5,926,140
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	630,000	469,797

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel School)	5.50	5/1/20	420,000	444,679
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel School)	6.00	5/1/35	1,000,000	1,076,090
Montgomery County,
Consolidated Public Improvement	5.25	10/1/15	2,000,000	2,156,700
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.38	7/1/20	500,000	534,040
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	2,975,000	3,190,390
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	41,025,000	12,388,729
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/33	3,060,000	662,276
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	2,500,000	2,555,400
Morgan State University,
Academic and Auxiliary
Facilities Fees Revenue
(Insured; FGIC)	5.00	7/1/20	500,000	535,780
Morgan State University,
Academic and Auxiliary
Facilities Fees Revenue
(Insured; FGIC)	5.00	7/1/22	1,000,000	1,065,190
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/13	1,400,000	1,475,922
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/14	1,220,000	1,284,355

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maryland (continued)
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Resource
Recovery Project)	6.00	7/1/08	2,720,000	2,797,384
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured; AMBAC)	5.50	4/1/15	7,000,000	7,588,840
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured; AMBAC)	5.50	4/1/16	8,000,000	8,657,920
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	4,000,000	4,093,000
Washington Suburban Sanitary
District (General Construction)	5.00	6/1/11	1,500,000 [a]	1,596,105
Washington Suburban Sanitary
District (General Construction)	5.00	6/1/15	5,000,000	5,320,350
U.S. Related—3.4%
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000	1,097,940
Puerto Rico Commonwealth,
Public Improvement (Insured; FSA)	5.13	7/1/30	1,970,000	2,073,661
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.13	7/1/26	1,500,000	1,600,320
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000	1,319,050
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.00	1/1/08	1,245,000 [a]	1,278,565
Total Long-Term
Municipal Investments
(cost $208,223,073)				216,482,930

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—1.1%	Rate (%)	Date	Amount ($)	Value ($)

Maryland;
Baltimore County,
EDR (Garrison Forest School
Inc. Project) (LOC; SunTrust Bank)	3.61	11/1/06	1,500,000 [c]	1,500,000
Maryland Economic Development
Corp., EDR (Federation of
American Societies for
Experimental Biology Project)
(LOC; SunTrust Bank)	3.61	11/1/06	1,000,000 [c]	1,000,000
Total Short-Term Municipal Investments
(cost $2,500,000)				2,500,000

Total Investments (cost $210,723,073)			99.8%	218,982,930
Cash and Receivables (Net)			.2%	350,247
Net Assets			100.0%	219,333,177

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Purchased on a delayed delivery basis.
[c] Securities payable on demand.Variable interest rate—subject to periodic change.

14

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	43.3
AA	Aa		AA	35.2
A	A		A	8.8
BBB	Baa		BBB	2.7
BB	Ba		BB	4.7
F1	MIG1/P1		SP1/A1	1.1
Not Rated [d]	Not Rated [d]		Not Rated [d]	4.2
				100.0

†	Based on total investments.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES
O c t o b e r 3 1 , 2 0 0 6 ( U n a u d i t e d )

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		210,723,073	218,982,930
Interest receivable			2,930,216
Receivable for shares of Beneficial Interest subscribed			12,621
Prepaid expenses			14,379
			221,940,146

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			176,089
Cash overdraft due to Custodian			1,000,758
Payable for investment securities purchased			1,000,000
Payable for shares of Beneficial Interest redeemed			399,683
Accrued expenses			30,439
			2,606,969

Net Assets ($)			219,333,177

Composition of Net Assets ($):
Paid-in capital			220,772,419
Accumulated undistributed investment income—net			1,540
Accumulated net realized gain (loss) on investments			(9,700,639)
Accumulated net unrealized appreciation
(depreciation) on investments			8,259,857

Net Assets ($)			219,333,177

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	188,818,467	26,079,512	4,435,198
Shares Outstanding	15,351,813	2,119,957	360,393

Net Asset Value Per Share ($)	12.30	12.30	12.31

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS Six Months Ended October 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	5,424,757
Expenses:
Management fee—Note 3(a)	617,975
Shareholder servicing costs—Note 3(c)	336,232
Distribution fees—Note 3(b)	87,220
Professional fees	14,731
Custodian fees	12,480
Registration fees	12,180
Prospectus and shareholders’ reports	6,313
Trustees’ fees and expenses—Note 3(d)	3,079
Loan commitment fees—Note 2	617
Miscellaneous	4,925
Total Expenses	1,095,752
Less—reduction in custody fees due
to earnings credits—Note 1(b)	(11,497)
Net Expenses	1,084,255
Investment Income—Net	4,340,502

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	35,314
Net unrealized appreciation (depreciation) on investments	3,285,023
Net Realized and Unrealized Gain (Loss) on Investments	3,320,337
Net Increase in Net Assets Resulting from Operations	7,660,839

See notes to financial statements.
18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Operations ($):
Investment income—net	4,340,502	8,958,043
Net realized gain (loss) on investments	35,314	521,497
Net unrealized appreciation
(depreciation) on investments	3,285,023	(5,055,935)
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,660,839	4,423,605

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(3,785,572)	(7,693,140)
Class B shares	(479,657)	(1,101,102)
Class C shares	(73,733)	(163,772)
Net realized gain on investments:
Class A shares	—	(56,138)
Class B shares	—	(9,062)
Class C shares	—	(1,525)
Total Dividends	(4,338,962)	(9,024,739)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	4,368,885	13,803,210
Class B shares	193,832	1,246,019
Class C shares	98,839	641,515
Dividends reinvested:
Class A shares	2,864,003	5,159,847
Class B shares	315,162	657,485
Class C shares	45,304	86,085
Cost of shares redeemed:
Class A shares	(14,218,135)	(24,447,412)
Class B shares	(3,971,818)	(9,957,192)
Class C shares	(479,415)	(1,577,650)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(10,783,343)	(14,388,093)
Total Increase (Decrease) in Net Assets	(7,461,466)	(18,989,227)

Net Assets ($):
Beginning of Period	226,794,643	245,783,870
End of Period	219,333,177	226,794,643
Undistributed investment income—net	1,540	—

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Capital Share Transactions:
Class A [a]
Shares sold	360,654	1,125,513
Shares issued for dividends reinvested	235,122	420,286
Shares redeemed	(1,169,686)	(1,992,162)
Net Increase (Decrease) in Shares Outstanding	(573,910)	(446,363)

Class B [a]
Shares sold	15,928	101,371
Shares issued for dividends reinvested	25,877	53,529
Shares redeemed	(326,529)	(809,318)
Net Increase (Decrease) in Shares Outstanding	(284,724)	(654,418)

Class C
Shares sold	8,099	52,285
Shares issued for dividends reinvested	3,718	7,009
Shares redeemed	(39,256)	(128,375)
Net Increase (Decrease) in Shares Outstanding	(27,439)	(69,081)

[a]	During the period ended October 31, 2006, 71,169 Class B shares representing $862,843 were automatically converted to 71,183 Class A shares and during the period ended April 30, 2006, 401,740 Class B shares representing $4,946,678 were automatically converted to 401,832 Class A shares.
See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.12	12.36	12.12	12.37	11.82	11.94
Investment Operations:
Investment income—net [a]	.24	.48	.48	.51	.55	.59
Net realized and unrealized
gain (loss) on investments	.18	(.24)	.24	(.25)	.55	(.10)
Total from Investment Operations	.42	.24	.72	.26	1.10	.49
Distributions:
Dividends from
investment income—net	(.24)	(.48)	(.48)	(.51)	(.55)	(.59)
Dividends from net realized
gain on investments	—	(.00)[b]	—	—	(.00)[b]	(.02)
Total Distributions	(.24)	(.48)	(.48)	(.51)	(.55)	(.61)
Net asset value, end of period	12.30	12.12	12.36	12.12	12.37	11.82

Total Return (%) [c]	3.51[d]	1.96	6.03	2.12	9.49	4.19

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90[e]	.91	.93	.92	.93	.92
Ratio of net expenses
to average net assets	.89[e]	.91	.93	.92	.93	.92
Ratio of net investment income
to average net assets	3.94[e]	3.87	3.90	4.15	4.53	4.93
Portfolio Turnover Rate	2.61[d]	14.38	4.33	20.40	32.27	35.83

Net Assets, end of period
($ x 1,000)	188,818	192,953	202,323	213,004	234,408	228,669

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.12	12.36	12.12	12.37	11.83	11.94
Investment Operations:
Investment income—net [a]	.21	.41	.42	.45	.49	.53
Net realized and unrealized
gain (loss) on investments	.18	(.24)	.24	(.25)	.54	(.09)
Total from Investment Operations	.39	.17	.66	.20	1.03	.44
Distributions:
Dividends from
investment income—net	(.21)	(.41)	(.42)	(.45)	(.49)	(.53)
Dividends from net realized
gain on investments	—	(.00)[b]	—	—	(.00)[b]	(.02)
Total Distributions	(.21)	(.41)	(.42)	(.45)	(.49)	(.55)
Net asset value, end of period	12.30	12.12	12.36	12.12	12.37	11.83

Total Return (%) [c]	3.25[d]	1.43	5.49	1.61	8.86	3.75

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.40[e]	1.42	1.43	1.42	1.44	1.43
Ratio of net expenses
to average net assets	1.39[e]	1.42	1.43	1.42	1.44	1.43
Ratio of net investment income
to average net assets	3.44[e]	3.35	3.40	3.65	4.01	4.41
Portfolio Turnover Rate	2.61[d]	14.38	4.33	20.40	32.27	35.83

Net Assets, end of period
($ x 1,000)	26,080	29,140	37,811	50,140	57,892	52,833

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

22

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.12	12.37	12.12	12.38	11.83	11.94
Investment Operations:
Investment income—net [a]	.19	.38	.39	.41	.46	.50
Net realized and unrealized
gain (loss) on investments	.19	(.25)	.25	(.26)	.55	(.09)
Total from Investment Operations	.38	.13	.64	.15	1.01	.41
Distributions:
Dividends from
investment income—net	(.19)	(.38)	(.39)	(.41)	(.46)	(.50)
Dividends from net realized
gain on investments	—	(.00)[b]	—	—	(.00)[b]	(.02)
Total Distributions	(.19)	(.38)	(.39)	(.41)	(.46)	(.52)
Net asset value, end of period	12.31	12.12	12.37	12.12	12.38	11.83

Total Return (%) [c]	3.20[d]	1.09	5.31	1.26	8.66	3.48

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66[e]	1.69	1.69	1.68	1.70	1.67
Ratio of net expenses
to average net assets	1.65[e]	1.69	1.69	1.68	1.70	1.67
Ratio of net investment income
to average net assets	3.18[e]	3.10	3.14	3.37	3.74	4.15
Portfolio Turnover Rate	2.61[d]	14.38	4.33	20.40	32.27	35.83

Net Assets, end of period
($ x 1,000)	4,435	4,702	5,650	6,185	6,128	4,194

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers eleven series including the Maryland Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

24

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

26

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $9,735,982 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, $980,446 of the carryover expires in fiscal 2011, $1,838,009 expires in fiscal 2012 and $6,917,527 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2006 were as follows: tax exempt income $8,958,014 and ordinary income $66,725.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2006, the fund did not borrow under the Facility.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2006, the Distributor retained $3,624 from commissions earned on sales of the fund’s Class A shares and $21,534 and $114 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2006, Class B and Class C shares were charged $69,807 and $17,413, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2006, Class A, Class B and Class C shares were charged $240,190, $34,903 and $5,805, respectively, pursuant to the Shareholder Services Plan.

28

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2006, the fund was charged $37,859 pursuant to the transfer agency agreement.

During the period ended October 31, 2006, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $102,610, Rule 12b-1 distribution plan fees $14,005, shareholder services plan fees $46,641, chief compliance officer fees $1,363 and transfer agency per account fees $11,470.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2006, amounted to $5,716,510 and $15,250,383, respectively.

At October 31, 2006, accumulated net unrealized appreciation on investments was $8,259,857, consisting of $9,457,866 gross unrealized appreciation and $1,198,009 gross unrealized depreciation.

At October 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on August 2, 2006, the Board considered the re-approval for an annual period (through September 5, 2007) of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail front-end load, Maryland municipal debt funds (the “Performance

30

Group”) and to a larger universe of funds, consisting of all retail and institutional Maryland municipal debt funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board noted that they had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons. The Board noted that the fund’s yield performance for the past ten one-year periods ended June 30, 2006 (1997 - 2006) was equal to or higher than the Performance Group medians for each reported time period, except the one-year period ended June 30, 2005, when it was slightly lower than the median. The Board noted that the fund’s yield performance was higher than the Performance Universe medians for each reported time period.The Board members then reviewed the fund’s total return performance for various periods ended June 30, 2006 and noted that the fund’s performance was higher than the Performance Group medians for the three-, four- and five-year periods, and lower for the one-, two-and ten-year periods, and higher than the Performance Universe medians for each reported time period.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee was higher than the Expense Group and Expense Universe medians.The Board noted that the fund’s total expense ratio was equal to the Expense Group median and higher than the Expense Universe median.

The Board members noted that there were no other mutual funds, and no institutional or wrap fee separate accounts, managed by the Manager or its affiliates with similar investment objectives, policies and strategies, as the fund.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management

32

Agreement. Based on the discussions and considerations described above, the Board made the following conclusions and determinations.

• The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 33

For More	Information

Dreyfus Premier State	Transfer Agent &
Municipal Bond Fund,	Dividend Disbursing Agent
Maryland Series
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Financial Futures
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
26	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Michigan Series

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Michigan Series, covering the six-month period from May 1, 2006, through October 31, 2006.

Although reports of slower U.S. economic growth and declining housing prices recently have raised economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong,and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of October, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, and that investors expect the Federal Reserve Board’s next move to be toward lower short-term interest rates. As always, we encourage you to discuss the implications of these and other matters with your financial adviser.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

W. Michael Petty, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Michigan Series perform relative to its benchmark?

For the six-month period ended October 31, 2006, the fund achieved total returns of 4.22% for Class A shares, 3.94% for Class B shares and 3.84% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.12% for the same period.2 In addition, the fund is reported in the Lipper Michigan Municipal Debt Funds category, and the average total return for all funds reported in this category was 3.51% for the reporting period.3

Municipal bonds rallied over most of the reporting period as the rate of U.S. economic growth began to moderate and the Federal Reserve Board (the “Fed”) refrained from raising short-term interest rates.The fund’s Class A shares produced a higher return than its benchmark, primarily due to our emphasis on securities toward the longer end of the market’s maturity range. In addition, the fund’s returns outperformed the Lipper category average.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Michigan state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Michigan state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

Although the reporting period began with a bout of heightened market volatility amid temporary inflation and interest-rate concerns, the municipal bond market generally rallied over the summer and early fall as energy prices declined and U.S. housing markets softened, indicating that the U.S. economic expansion had begun to slow.The Fed lent credence to a less robust economic outlook when, after more than two years of steady rate hikes, it held short-term interest rates unchanged at 5.25% at its meetings in August, September and October.As a result, longer-term municipal bond yields declined while short-term yields remained relatively steady, causing yield differences along the market’s maturity range to narrow.

Municipal bond prices also were supported by favorable supply-and-demand factors over the reporting period. Like most states and despite ongoing turmoil in the automotive industry, Michigan received more tax revenue than originally projected, reducing its need to borrow. Consequently, the supply of new municipal bonds from Michigan issuers fell compared to the same period one year earlier.Yet, demand remained robust from both individual and institutional investors seeking competitive levels of tax-free income.

4

The fund benefited from these trends by emphasizing longer-term maturities and maintaining an average duration that was modestly longer than industry averages. This positioning enabled the fund to participate more fully in strength at the longer end of the market’s maturity spectrum. In addition, the fund received strong contributions to performance from zero-coupon municipal bonds and non-callable securities.

What is the fund’s current strategy?

Recent economic data suggest to us that the U.S. economy is slowing with little risk of recession. Consequently, the Fed appears unlikely to adjust short-term interest rates in either direction over the next several months. In addition, yield differences along the market’s maturity range have fallen toward historical lows in the wake of the market rally. Therefore, we recently reduced the fund’s average duration modestly to a position that remained slightly longer than industry averages, but to a lesser degree than its previous positioning.When making new purchases, we have focused primarily on higher-quality, income-oriented bonds that tend to fare well in slower-growth economic environments.

November 15, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Michigan residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Michigan Series from May 1, 2006 to October 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.89	$ 7.76	$ 8.63
Ending value (after expenses)	$1,042.20	$1,039.40	$1,038.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.84	$ 7.68	$ 8.54
Ending value (after expenses)	$1,020.42	$1,017.59	$1,016.74

† Expenses are equal to the fund's annualized expense ratio of .95% for Class A, 1.51% for Class B and 1.68% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—94.4%	Rate (%)	Date	Amount ($)	Value ($)

Michigan—92.7%
Allegan Hospital Finance
Authority, HR (Allegan
General Hospital)	6.88	11/15/17	4,460,000	4,784,733
Brighton Area School District
(Insured; AMBAC)	0.00	5/1/14	8,000,000	6,026,480
Brighton Area School District
(Insured; AMBAC)	0.00	5/1/20	3,800,000	2,179,642
Detroit,
Water Supply System Revenue
(Insured; FGIC)	5.75	7/1/11	4,000,000 [a]	4,410,040
Detroit,
Water Supply System Revenue
(Insured; MBIA)	5.00	7/1/34	5,365,000	5,600,899
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,200,000	1,206,300
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000	1,217,114
Detroit School District,
School Building and Site
Improvement (Insured; FGIC)	6.00	5/1/20	1,000,000	1,209,990
Detroit School District,
School Building and Site
Improvement (Insured; FGIC)	5.00	5/1/28	3,500,000	3,650,745
Dickinson County Healthcare
System, HR (Insured; ACA)	5.50	11/1/13	2,515,000	2,644,296
Dickinson County Healthcare
System, HR (Insured; ACA)	5.70	11/1/18	1,800,000	1,894,014
Fowlerville Community Schools
School District (Insured; MBIA)	5.60	5/1/07	2,995,000 [a]	3,025,818
Grand Valley State University,
Revenue (Insured; FGIC)	5.25	12/1/10	3,000,000 [a]	3,192,780
Huron Valley School District
(Insured; FGIC)	0.00	5/1/18	6,270,000	3,913,922
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	2,000,000	2,330,880
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.25	7/1/40	2,000,000	2,243,400

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)
Michigan Higher Education
Facilities Authority, LOR
(Hillsdale College Project)	5.00	3/1/35	1,200,000	1,242,744
Michigan Higher Education Student
Loan Authority, Student Loan
Revenue (Insured; AMBAC)	5.20	9/1/20	1,540,000	1,619,171
Michigan Hospital Finance
Authority, HR (Detroit
Medical Center)	8.13	8/15/12	75,000	75,129
Michigan Hospital Finance
Authority, Revenue (Trinity
Health Credit Group)
(Insured; AMBAC)	6.00	12/1/27	3,500,000	3,822,770
Michigan Housing Development
Authority, Limited Obligation
MFHR (Deaconess
Tower Apartments)
(Collateralized; GNMA)	5.25	2/20/48	1,270,000	1,311,707
Michigan Housing Development
Authority, Rental Housing
Revenue (Insured; FSA)	5.20	10/1/42	2,500,000	2,589,425
Michigan Municipal Bond Authority,
Clean Water Revolving
Fund Revenue	6.86	10/1/21	5,100,000 [b,c]	5,991,633
Michigan Strategic Fund,
LOR (Detroit Edison Co. Exempt
Facilities Project) (Insured; XLCA)	5.25	12/15/32	1,250,000	1,321,875
Michigan Strategic Fund,
LOR (NSF International Project)	5.13	8/1/19	700,000	730,352
Michigan Strategic Fund,
LOR (NSF International Project)	5.25	8/1/26	1,000,000	1,044,060
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	2,600,000	2,599,870
Monroe County Economic Development
Corp., LOR (Detroit Edison Co.
Project) (Insured; FGIC)	6.95	9/1/22	2,000,000	2,646,980
Pontiac Tax Increment Finance
Authority, Revenue	6.38	6/1/31	3,170,000	3,411,998

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)
Romulus Economic Development
Corp., Limited Obligation EDR
(Romulus HIR Limited
Partnership Project) (Insured;
ITT Lyndon Property Insurance Co.)	7.00	11/1/15	3,700,000	4,505,453
Stockbridge Community Schools,
School Building and Site	5.50	5/1/10	600,000 [a]	638,436
Sturgis Public School District,
School Building and Site	5.63	5/1/10	5,085,000 [a]	5,431,492
Summit Academy North,
Public School Academy Revenue	5.50	11/1/35	1,500,000	1,510,050
Wayne County Airport Authority,
Revenue (Detroit Metropolitan
Wayne County Airport)
(Insured; MBIA)	5.25	12/1/25	2,500,000	2,688,625
Wyandotte,
Electric Revenue (Insured; MBIA)	5.38	10/1/17	2,000,000	2,081,340
U.S. Related—1.7%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	342,850
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc. Project)	6.30	6/1/23	1,410,000	1,410,381
Total Long-Term Municipal Investments
(cost $88,879,659)				96,547,394

Short-Term Municipal Investments—4.4%

Michigan;
Detroit,
Sewage Disposal System
Senior Lien Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	3.57	11/1/06	1,000,000 [d]	1,000,000
Michigan Strategic Fund,
LOR (Henry Ford Museum and
Greenfield Village Project)
(LOC; Comerica Bank)	3.62	11/1/06	2,450,000 [d]	2,450,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)
Royal Oak Hospital Finance
Authority, HR, Refunding
(William Beaumont Hospital
Obligated Group) (Insured;
AMBAC and Liquidity Facility;
Morgan Stanley Bank)	3.62	11/1/06	1,000,000 [d]	1,000,000
Total Short-Term Municipal Investments
(cost $4,450,000)				4,450,000

Total Investments (cost $93,329,659)			98.8%	100,997,394
Cash and Receivables (Net)			1.2%	1,228,594
Net Assets			100.0%	102,225,988

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Inverse floater security—the interest rate is subject to change periodically.
[c] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, this security amounted to $5,991,633 or 5.9% of net assets.
[d] Securities payable on demand.Variable interest rate—subject to periodic change.

10

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	59.0
AA	Aa		AA	6.0
A	A		A	7.5
BBB	Baa		BBB	5.9
BB	Ba		BB	4.0
B	B		B	1.4
F1	MIG1/P1		SP1/A1	4.4
Not Rated [e]	Not Rated [e]		Not Rated [e]	11.8
				100.0

†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES October 31, 2006 (Unaudited)
		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2006 ($)

Financial Futures Short
U.S. Treasury 10 Year Notes	49	(5,302,719)	December 2006	(60,249)

See notes to financial statements.
12

STATEMENT OF ASSETS AND LIABILITIES October 31, 2006 (Uaudited)
		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		93,329,659	100,997,394
Cash on initial margin			29,400
Interest receivable			1,693,326
Receivable for shares of Beneficial Interest subscribed			4,289
Prepaid expenses			11,110
			102,735,519

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			86,455
Cash overdraft due to Custodian			284,797
Payable for shares of Beneficial Interest redeemed			80,424
Payable for futures variation margin—Note 4			22,969
Accrued expenses			34,886
			509,531

Net Assets ($)			102,225,988

Composition of Net Assets ($):
Paid-in capital			94,427,963
Accumulated undistributed investment income—net			376
Accumulated net realized gain (loss) on investments			190,163
Accumulated net unrealized appreciation (depreciation)
on investments [including ($60,249) net unrealized
depreciation on financial futures]			7,607,486

Net Assets ($)			102,225,988

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	94,490,324	2,837,961	4,897,703
Shares Outstanding	6,177,887	185,587	320,140

Net Asset Value Per Share ($)	15.29	15.29	15.30

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS Six Months Ended October 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	2,681,281
Expenses:
Management fee—Note 3(a)	289,030
Shareholder servicing costs—Note 3(c)	165,029
Distribution fees—Note 3(b)	28,802
Professional fees	12,716
Registration fees	12,485
Custodian fees	9,589
Prospectus and shareholders’ reports	6,456
Trustees’ fees and expenses—Note 3(d)	1,421
Loan commitment fees—Note 2	290
Miscellaneous	10,003
Total Expenses	535,821
Less—reduction in custody fees due
to earnings credits—Note 1(b)	(6,883)
Net Expenses	528,938
Investment Income—Net	2,152,343

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	692,104
Net realized gain (loss) on financial futures	(38,104)
Net Realized Gain (Loss)	654,000
Net unrealized appreciation (depreciation) on investments [including
($60,249) net unrealized (depreciation) on financial futures]	1,477,537
Net Realized and Unrealized Gain (Loss) on Investments	2,131,537
Net Increase in Net Assets Resulting from Operations	4,283,880

See notes to financial statements.
14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Operations ($):
Investment income—net	2,152,343	4,456,925
Net realized gain (loss) on investments	654,000	219,855
Net unrealized appreciation
(depreciation) on investments	1,477,537	(2,346,648)
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,283,880	2,330,132

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,997,669)	(4,094,517)
Class B shares	(62,442)	(175,223)
Class C shares	(91,856)	(186,464)
Total Dividends	(2,151,967)	(4,456,204)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	1,652,105	4,084,813
Class B shares	3,283	70,258
Class C shares	300,517	553,693
Dividends reinvested:
Class A shares	1,270,163	2,491,153
Class B shares	32,158	83,362
Class C shares	58,978	116,486
Cost of shares redeemed:
Class A shares	(7,219,206)	(10,063,675)
Class B shares	(1,187,593)	(2,263,470)
Class C shares	(1,169,974)	(545,842)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(6,259,569)	(5,473,222)
Total Increase (Decrease) in Net Assets	(4,127,656)	(7,599,294)

Net Assets ($):
Beginning of Period	106,353,644	113,952,938
End of Period	102,225,988	106,353,644
Undistributed investment income—net	376	—

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Capital Share Transactions:
Class A [a]
Shares sold	109,608	267,963
Shares issued for dividends reinvested	84,065	163,658
Shares redeemed	(478,270)	(661,631)
Net Increase (Decrease) in Shares Outstanding	(284,597)	(230,010)

Class B [a]
Shares sold	219	4,626
Shares issued for dividends reinvested	2,130	5,473
Shares redeemed	(78,878)	(148,186)
Net Increase (Decrease) in Shares Outstanding	(76,529)	(138,087)

Class C
Shares sold	19,897	36,233
Shares issued for dividends reinvested	3,904	7,653
Shares redeemed	(77,435)	(35,776)
Net Increase (Decrease) in Shares Outstanding	(53,634)	8,110

[a]	During the period ended October 31, 2006, 29,254 Class B shares representing $439,266 were automatically converted to 29,247 Class A shares. During the period ended April 30, 2006, 46,889 Class B shares representing
$716,503 were automatically converted to 46,877 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	14.98	15.28	14.95	15.51	15.07	14.82
Investment Operations:
Investment income—net [a]	.32	.62	.65	.68	.72	.73
Net realized and unrealized
gain (loss) on investments	.31	(.30)	.33	(.56)	.44	.25
Total from Investment Operations	.63	.32	.98	.12	1.16	.98
Distributions:
Dividends from
investment income—net	(.32)	(.62)	(.65)	(.68)	(.72)	(.73)
Net asset value, end of period	15.29	14.98	15.28	14.95	15.51	15.07

Total Return (%) [b]	4.22[c]	2.11	6.68	.72	7.85	6.72

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95[d]	.97	.96	.95	.95	.94
Ratio of net expenses
to average net assets	.95[d]	.96	.96	.95	.95	.94
Ratio of net investment income
to average net assets	4.15[d]	4.08	4.30	4.39	4.70	4.86
Portfolio Turnover Rate	8.62[c]	17.78	21.12	20.76	27.03	38.11

Net Assets, end of period
($ x 1,000)	94,490	96,826	102,251	104,551	116,844	117,732

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not Annualized.
[d] Annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	14.98	15.28	14.95	15.51	15.06	14.82
Investment Operations:
Investment income—net [a]	.27	.54	.57	.60	.64	.65
Net realized and unrealized
gain (loss) on investments	.31	(.30)	.33	(.56)	.45	.24
Total from Investment Operations	.58	.24	.90	.04	1.09	.89
Distributions:
Dividends from
investment income—net	(.27)	(.54)	(.57)	(.60)	(.64)	(.65)
Net asset value, end of period	15.29	14.98	15.28	14.95	15.51	15.06

Total Return (%) [b]	3.94[c]	1.58	6.14	.21	7.38	6.11

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.51[d]	1.51	1.49	1.45	1.45	1.44
Ratio of net expenses
to average net assets	1.51[d]	1.49	1.48	1.45	1.45	1.44
Ratio of net investment income
to average net assets	3.62[d]	3.55	3.81	3.88	4.18	4.34
Portfolio Turnover Rate	8.62[c]	17.78	21.12	20.76	27.03	38.11

Net Assets, end of period
($ x 1,000)	2,838	3,926	6,114	9,347	11,449	10,201

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not Annualized.
[d] Annualized.
See notes to financial statements.

18

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	14.99	15.28	14.96	15.51	15.07	14.82
Investment Operations:
Investment income—net [a]	.26	.51	.54	.56	.60	.62
Net realized and unrealized
gain (loss) on investments	.31	(.29)	.32	(.55)	.45	.25
Total from Investment Operations	.57	.22	.86	.01	1.05	.87
Distributions:
Dividends from
investment income—net	(.26)	(.51)	(.54)	(.56)	(.61)	(.62)
Net asset value, end of period	15.30	14.99	15.28	14.96	15.51	15.07

Total Return (%) [b]	3.84[c]	1.44	5.84	.06	7.07	5.93

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.68[d]	1.70	1.69	1.67	1.68	1.68
Ratio of net expenses
to average net assets	1.68[d]	1.68	1.69	1.67	1.68	1.68
Ratio of net investment income
to average net assets	3.42[d]	3.35	3.59	3.66	3.93	4.05
Portfolio Turnover Rate	8.62[c]	17.78	21.12	20.76	27.03	38.11

Net Assets, end of period
($ x 1,000)	4,898	5,602	5,588	6,885	7,508	4,978

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not Annualized.
[d] Annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Michigan Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (‘Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use

20

of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax

22

returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $444,634 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, the carryover expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2006 were as follows: tax exempt income $4,456,204. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2006, the Distributor retained $634 from commissions earned on sales of the fund’s Class A shares and $12,025 and $695 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2006, Class B and Class C shares were charged $8,634 and $20,168, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2006, Class A, Class B and Class C shares were charged $120,337, $4,317 and $6,723, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2006, the fund was charged $27,156 pursuant to the transfer agency agreement.

During the period ended October 31, 2006, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $47,468, Rule 12b-1 distribution plan fees $4,447, shareholder services plan fees $21,667, chief compliance officer fees $1,363 and transfer agency per account fees $11,510.

24

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and options transactions, during the period ended October 31, 2006, amounted to $8,740,480 and $17,073,219, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at October 31, 2006, are set forth in the Statement of Financial Futures.

At October 31, 2006, accumulated net unrealized appreciation on investments was $7,667,735, consisting of $7,668,555 gross unrealized appreciation and $820 gross unrealized depreciation.

At October 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on August 2, 2006, the Board considered the re-approval for an annual period (through September 5, 2007) of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail front-end load, Michigan municipal debt funds (the “Performance

26

Group”) and to a larger universe of funds, consisting of all retail and institutional Michigan municipal debt funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board noted that they had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons. The Board noted that the fund’s yield performance for the past ten one-year periods ended June 30, 2006 (1997 - 2006) was equal to or higher than the Performance Group medians, and higher than the Performance Universe medians, for each reported time period.The Board members reviewed the fund’s total return performance for various periods ended June 30, 2006, and noted that the fund’s total return performance was higher than the Performance Group medians for each of the reported time periods, except for the ten-year period, when it was slightly lower, and higher than the Performance Universe medians for each reported time period.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee and total expense ratio were higher than the Performance Group and Performance Universe medians.

The Board members noted that there were no other mutual funds, and no institutional or wrap fee separate accounts, managed by the Manager or its affiliates with similar investment objectives, policies and strategies, as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board members evaluated the prof-

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

itability analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations described above, the Board made the following conclusions and determinations.

• The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

28

• The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 29

For More	Information

Dreyfus Premier State	Transfer Agent &
Municipal Bond Fund,	Dividend Disbursing Agent
Michigan Series
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Financial Futures
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
21	Notes to Financial Statements
27	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Minnesota Series

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Minnesota Series, covering the six-month period from May 1, 2006, through October 31, 2006.

Although reports of slower U.S. economic growth and declining housing prices recently have raised economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong,and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of October, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, and that investors expect the Federal Reserve Board’s next move to be toward lower short-term interest rates. As always, we encourage you to discuss the implications of these and other matters with your financial adviser.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

W. Michael Petty, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Minnesota Series perform relative to its benchmark?

For the six-month period ended October 31, 2006, the fund achieved total returns of 3.81% for Class A shares, 3.61% for Class B shares and 3.48% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.12% for the same period.2 In addition, the fund is reported in the Lipper Minnesota Municipal Debt Funds category, and the average total return for all funds reported in this category was 3.57% for the reporting period.3

Municipal bonds rallied over most of the reporting period as the rate of U.S. economic growth began to moderate and the Federal Reserve Board (the “Fed”) refrained from raising short-term interest rates.The fund’s Class A and B shares produced a higher return than its Lipper category average, primarily due to our emphasis on securities toward the longer end of the market’s maturity range. However, the fund lagged its benchmark, which contains bonds from many states, not just Minnesota, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Minnesota state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Minnesota state income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential.When selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

Although the reporting period began with a bout of heightened market volatility amid temporary inflation and interest-rate concerns, the municipal bond market generally rallied over the summer and early fall as energy prices declined and U.S. housing markets softened, indicating that the U.S. economic expansion had begun to slow.The Fed lent credence to a less robust economic outlook when, after more than two years of steady rate hikes, it held short-term interest rates unchanged at 5.25% at its meetings in August, September and October. As a result, longer-term municipal bond yields declined while short-term yields remained relatively steady, causing yield differences along the market’s maturity range to narrow.

Municipal bond prices also were supported by favorable supply-and-demand factors over the reporting period. Like most states, Minnesota received more tax revenue than originally projected, enabling it to achieve a budget surplus and reducing its need to borrow. Consequently, the supply of new municipal bonds from Minnesota issuers fell compared to the same period one year earlier.Yet, demand remained robust from both individual and institutional investors seeking competitive levels of tax-free income.

4

The fund benefited from these trends by emphasizing longer-term maturities and maintaining an average duration that was modestly longer than industry averages. This positioning enabled the fund to participate more fully in strength at the longer end of the market’s maturity spectrum. In addition, the fund received strong contributions to performance from zero-coupon municipal bonds and non-callable securities.

What is the fund’s current strategy?

Recent economic data suggest to us that the U.S. economy is slowing with little risk of recession. Consequently, the Fed appears unlikely to adjust short-term interest rates in either direction over the next several months. Moreover, yield differences along the market’s maturity range have fallen toward historical lows in the wake of the market rally. Therefore, we recently reduced the fund’s average duration to a position that remained slightly longer than industry averages, but to a lesser degree than its previous positioning.When making new purchases, we have focused primarily on higher-quality, income-oriented bonds that tend to fare well in slower-growth economic environments.

November 15, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Minnesota residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Minnesota Series from May 1, 2006 to October 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.73	$ 7.34	$ 8.57
Ending value (after expenses)	$1,038.10	$1,036.10	$1,034.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.69	$ 7.27	$ 8.49
Ending value (after expenses)	$1,020.57	$1,018.00	$1,016.79

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.43% for Class B and 1.67% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.7%	Rate (%)	Date	Amount ($)	Value ($)

Andover Economic Development
Authority, Public Facility LR
(Andover Community Center)	5.20	2/1/34	1,500,000	1,579,695
Anoka County,
SWDR (United Power Association
Project) (Guaranteed; National
Rural Utilities Cooperative
Finance Corp.)	6.95	12/1/08	1,645,000	1,694,021
Bloomington Independent School
District Number 271 (Insured; FSA)	5.13	2/1/24	2,000,000	2,120,060
Chaska,
Electric Revenue	6.00	10/1/10	3,000,000 [a]	3,265,890
Chaska,
Electric Revenue	5.00	10/1/30	1,035,000	1,081,523
Columbia Heights,
MFHR (Crest View ONDC 1
Project) (Collateralized; GNMA)	6.63	4/20/43	1,500,000	1,646,010
Dakota County Community
Development Agency, MFHR
(Grande Market Place Project)
(Collateralized; GNMA)	5.40	11/20/43	3,000,000	3,105,450
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	1,000,000	1,068,480
Duluth Economic Development
Authority, Health Care
Facilities Revenue (Saint
Luke’s Hospital)	7.25	6/15/32	3,000,000	3,225,540
Lake Superior Independent School
District Number 381 (Insured; FSA)	5.00	4/1/20	2,510,000	2,708,917
Lake Superior Independent School
District Number 381 (Insured; FSA)	5.00	4/1/21	2,640,000	2,849,220
Lakeville Independent School
District Number 194
(Insured; FGIC)	5.50	2/1/24	8,700,000	9,510,318
Mahtomedi Independent School
District Number 832
(Insured; MBIA)	0.00	2/1/17	1,275,000	844,484
Minneapolis	0.00	12/1/14	1,825,000	1,342,160

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation Project)	6.00	4/1/10	340,000	340,602
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation Project)	6.50	4/1/29	1,000,000	981,430
Minneapolis,
Revenue (Blake School Project)	5.45	9/1/21	2,000,000	2,116,000
Minneapolis,
Tax Increment Revenue (Saint
Anthony Falls Project)	5.75	2/1/27	1,000,000	1,033,080
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Systems Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000	1,103,200
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Systems Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000	2,523,259
Minneapolis and Saint Paul
Metropolitan Airports
Commission, Airport Revenue
(Insured; FGIC)	5.75	1/1/10	4,995,000 [a]	5,368,126
Minneapolis and Saint Paul
Metropolitan Airports
Commission, Airport Revenue
(Insured; FGIC)	5.25	1/1/32	2,500,000	2,625,550
Minnesota,
Duluth Airport Revenue	6.25	8/1/14	2,240,000	2,249,990
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/10	3,850,000 [a]	4,280,007
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	163,065
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical
Lutheran Project)	6.00	2/1/22	1,130,000	1,229,203

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical
Lutheran Project)	6.00	2/1/27	1,750,000	1,898,487
Minnesota Higher Education
Facilities Authority, Revenue
(Augsburg College)	5.00	5/1/36	1,500,000	1,535,460
Minnesota Higher Education
Facilities Authority,
Revenue (University of
Saint Thomas)	5.40	4/1/07	2,125,000 [a]	2,141,214
Minnesota Housing Finance Agency,
Residential Housing Finance	5.00	1/1/20	3,580,000	3,702,329
Minnesota Housing Finance Agency,
Residential Housing Finance	5.00	1/1/37	1,000,000	1,040,740
Minnesota Housing Finance Agency,
SFMR	5.80	1/1/19	1,020,000	1,058,444
Minnesota Housing Finance Agency,
SFMR (Insured; MBIA)	5.45	1/1/22	525,000	547,417
Minnesota Retirement Systems,
Building Revenue	6.00	6/1/30	1,475,000	1,589,357
Northern Municipal Power Agency,
Electric System Revenue
(Insured; FSA)	6.90	1/1/16	5,000,000 [b,c]	5,536,300
Northfield,
HR	6.00	11/1/11	2,000,000 [a]	2,211,600
Northfield,
HR	5.38	11/1/31	1,125,000	1,199,374
Ramsey,
LR (Pact Charter
School Project)	6.75	12/1/33	1,000,000	1,079,810
Rosemount Independent School
District Number 196
(Insured; MBIA)	0.00	4/1/14	2,960,000	2,232,432
Saint Cloud Housing and
Redevelopment Authority,
Revenue (State University
Foundation Project)	5.13	5/1/18	1,500,000	1,593,450
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	1,500,000	1,667,550

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)
(Insured; ACA)	5.70	11/1/15	2,000,000	2,066,520
Saint Paul Housing and
Redevelopment Authority, MFHR
(Wellington Project)
(Collateralized; FHLMC)	5.10	2/1/24	2,000,000	2,058,980
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Block 19
Ramp) (Insured; FSA)	5.25	8/1/23	3,395,000	3,607,391
Saint Paul Port Authority,
Hotel Facility Revenue
(Radisson Kellogg Project)	7.38	8/1/08	2,850,000 [a]	3,110,718
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA)	0.00	1/1/25	4,505,000	2,061,443
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA)	0.00	1/1/26	4,625,000	2,019,645
Todd, Morrison, Cass and Wadena
Counties United Hospital District,
Health Care Facility Revenue
(Lakewood Health System)	5.00	12/1/21	1,000,000	1,039,030
Washington County Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)
(Insured; ACA)	5.38	11/15/18	2,215,000	2,270,154
Washington County Housing and
Redevelopment Authority,
Pooled Financing (Insured; MBIA)	5.50	2/1/32	2,000,000	2,129,460

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Willmar,
HR (Rice Memorial Hospital
Project) (Insured; FSA)	5.00	2/1/32	4,000,000	4,193,080
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/34	2,500,000	2,741,950
Total Long-Term Municipal Investments
(cost $108,994,592)				116,387,615

Short-Term Municipal
Investment—.8%

Saint Paul Port Authority,
Revenue (Amherst H. Wilder
Foundation Project) (LOC; The
Bank of New York)
(cost $1,000,000)	3.62	11/1/06	1,000,000 [d]	1,000,000

Total Investments (cost $109,994,592)			98.5%	117,387,615
Cash and Receivables (Net)			1.5%	1,727,439
Net Assets			100.0%	119,115,054

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Inverse floater security—the interest rate is subject to change periodically.
[c] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, this security amounted to $5,536,300 or 4.6% of net assets.
[d] Securities payable on demand.Variable interest rate—subject to periodic change.

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

12

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	47.6
AA	Aa		AA	6.3
A	A		A	20.3
BBB	Baa		BBB	11.9
BB	Ba		BB	2.7
F1	MIG1/P1		SP1/A1	.9
Not Rated [e]	Not Rated [e]		Not Rated [e]	10.3
				100.0

†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES October 31, 2006 (Unaudited)
		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2006 ($)

Financial Futures Short
U.S. Treasury 10 Year Notes	53	(5,735,594)	December 2006	(65,167)

See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		109,994,592	117,387,615
Cash			150,542
Cash on initial margin			31,800
Interest receivable			1,737,566
Receivable for shares of Beneficial Interest subscribed			13,067
Prepaid expenses			11,979
			119,332,569

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			99,632
Payable for shares of Beneficial Interest redeemed			70,962
Payable for futures variation margin—Note 4			24,844
Accrued expenses			22,077
			217,515

Net Assets ($)			119,115,054

Composition of Net Assets ($):
Paid-in capital			111,627,899
Accumulated net realized gain (loss) on investments			159,299
Accumulated net unrealized appreciation (depreciation)
on investments [including ($65,167) net unrealized
(depreciation) on financial futures]			7,327,856

Net Assets ($)			119,115,054

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	104,988,358	9,796,652	4,330,044
Shares Outstanding	6,806,473	634,103	280,295

Net Asset Value Per Share ($)	15.42	15.45	15.45

See notes to financial statements.
14

STATEMENT OF OPERATIONS Six Months Ended October 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	3,030,959
Expenses:
Management fee—Note 3(a)	326,314
Shareholder servicing costs—Note 3(c)	172,481
Distribution fees—Note 3(b)	41,546
Professional fees	14,409
Registration fees	10,822
Custodian fees	10,772
Prospectus and shareholders’ reports	3,912
Trustees’ fees and expenses—Note 3(d)	1,727
Loan commitment fees—Note 2	319
Miscellaneous	10,919
Total Expenses	593,221
Less—reduction in custody fees due
to earnings credits—Note 1(b)	(6,136)
Net Expenses	587,085
Investment Income—Net	2,443,874

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	25,521
Net realized gain (loss) on financial futures	(41,214)
Net Realized Gain (Loss)	(15,693)
Net unrealized appreciation (depreciation) on investments [including
($65,167) net unrealized (depreciation) on financial futures]	2,006,060
Net Realized and Unrealized Gain (Loss) on Investments	1,990,367
Net Increase in Net Assets Resulting from Operations	4,434,241

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Operations ($):
Investment income—net	2,443,874	5,005,654
Net realized gain (loss) on investments	(15,693)	144,118
Net unrealized appreciation
(depreciation) on investments	2,006,060	(2,095,100)
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,434,241	3,054,672

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(2,183,057)	(4,427,436)
Class B shares	(186,396)	(428,511)
Class C shares	(74,421)	(149,707)
Total Dividends	(2,443,874)	(5,005,654)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	3,542,037	5,607,121
Class B shares	76,216	483,647
Class C shares	179,503	859,075
Dividends reinvested:
Class A shares	1,446,009	2,833,104
Class B shares	60,530	114,261
Class C shares	25,599	50,030
Cost of shares redeemed:
Class A shares	(4,259,408)	(11,314,209)
Class B shares	(927,525)	(2,620,062)
Class C shares	(345,897)	(980,075)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(202,936)	(4,967,108)
Total Increase (Decrease) in Net Assets	1,787,431	(6,918,090)

Net Assets ($):
Beginning of Period	117,327,623	124,245,713
End of Period	119,115,054	117,327,623

16

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Capital Share Transactions:
Class A [a]
Shares sold	232,048	364,262
Shares issued for dividends reinvested	94,673	184,318
Shares redeemed	(279,251)	(736,193)
Net Increase (Decrease) in Shares Outstanding	47,470	(187,613)

Class B [a]
Shares sold	5,031	31,340
Shares issued for dividends reinvested	3,957	7,422
Shares redeemed	(60,838)	(170,211)
Net Increase (Decrease) in Shares Outstanding	(51,850)	(131,449)

Class C
Shares sold	11,786	55,733
Shares issued for dividends reinvested	1,672	3,250
Shares redeemed	(22,682)	(63,656)
Net Increase (Decrease) in Shares Outstanding	(9,224)	(4,673)

[a]	During the period ended October 31, 2006, 14,767 Class B shares representing $224,841 were automatically converted to 14,789 Class A shares and during the period ended April 30, 2006, 79,813 Class B shares representing $1,231,676 were automatically converted to 79,937 Class A shares.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	15.17	15.42	15.19	15.57	14.88	14.60
Investment Operations:
Investment income—net [a]	.32	.64	.64	.65	.67	.70
Net realized and unrealized
gain (loss) on investments	.25	(.25)	.40	(.36)	.69	.28
Total from Investment Operations	.57	.39	1.04	.29	1.36	.98
Distributions:
Dividends from
investment income—net	(.32)	(.64)	(.65)	(.65)	(.67)	(.70)
Dividends from net realized
gain on investments	—	—	(.16)	(.02)	—	—
Total Distributions	(.32)	(.64)	(.81)	(.67)	(.67)	(.70)
Net asset value, end of period	15.42	15.17	15.42	15.19	15.57	14.88

Total Return (%) [b]	3.81[c]	2.58	6.99	1.85	9.31	6.82

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93[d]	.95	.95	.93	.94	.93
Ratio of net expenses
to average net assets	.92[d]	.94	.94	.93	.94	.93
Ratio of net investment income
to average net assets	4.19[d]	4.19	4.21	4.20	4.39	4.71
Portfolio Turnover Rate	3.16[c]	7.24	9.86	29.35	22.45	33.33

Net Assets, end of period
($ x 1,000)	104,988	102,510	107,083	111,837	122,406	117,881

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

18

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	15.19	15.44	15.22	15.59	14.90	14.62
Investment Operations:
Investment income—net [a]	.28	.56	.56	.57	.59	.62
Net realized and unrealized
gain (loss) on investments	.26	(.24)	.39	(.35)	.69	.28
Total from Investment Operations	.54	.32	.95	.22	1.28	.90
Distributions:
Dividends from
investment income—net	(.28)	(.57)	(.57)	(.57)	(.59)	(.62)
Dividends from net realized
gain on investments	—	—	(.16)	(.02)	—	—
Total Distributions	(.28)	(.57)	(.73)	(.59)	(.59)	(.62)
Net asset value, end of period	15.45	15.19	15.44	15.22	15.59	14.90

Total Return (%) [b]	3.61[c]	2.06	6.36	1.40	8.74	6.26

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.44[d]	1.46	1.46	1.43	1.44	1.44
Ratio of net expenses
to average net assets	1.43[d]	1.45	1.45	1.43	1.44	1.44
Ratio of net investment income
to average net assets	3.68[d]	3.68	3.70	3.69	3.85	4.18
Portfolio Turnover Rate	3.16[c]	7.24	9.86	29.35	22.45	33.33

Net Assets, end of period
($ x 1,000)	9,797	10,420	12,621	16,493	18,089	13,714

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	15.19	15.44	15.21	15.59	14.90	14.62
Investment Operations:
Investment income—net [a]	.26	.53	.53	.53	.55	.56
Net realized and unrealized
gain (loss) on investments	.26	(.25)	.39	(.36)	.69	.31
Total from Investment Operations	.52	.28	.92	.17	1.24	.87
Distributions:
Dividends from
investment income—net	(.26)	(.53)	(.53)	(.53)	(.55)	(.59)
Dividends from net realized
gain on investments	—	—	(.16)	(.02)	—	—
Total Distributions	(.26)	(.53)	(.69)	(.55)	(.55)	(.59)
Net asset value, end of period	15.45	15.19	15.44	15.21	15.59	14.90

Total Return (%) [b]	3.48[c]	1.81	6.18	1.09	8.48	5.99

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.68[d]	1.70	1.70	1.67	1.69	1.69
Ratio of net expenses
to average net assets	1.67[d]	1.69	1.69	1.67	1.69	1.69
Ratio of net investment income
to average net assets	3.44[d]	3.43	3.45	3.43	3.61	3.85
Portfolio Turnover Rate	3.16[c]	7.24	9.86	29.35	22.45	33.33

Net Assets, end of period
($ x 1,000)	4,330	4,398	4,542	4,922	4,189	3,211

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers eleven series including the Minnesota Series (the “fund”). The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each Class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

22

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended April 30,2006 were as follows:tax exempt income $5,005,654. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

24

During the period ended October 31, 2006, the Distributor retained $1,587 from commissions earned on sales of the fund’s Class A shares and $2,211 and $1,022 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2006, Class B and Class C shares were charged $25,303 and $16,243, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2006, Class A, Class B and Class C shares were charged $130,259, $12,651 and $5,415, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2006, the fund was charged $25,230 pursuant to the transfer agency agreement.

During the period ended October 31, 2006, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$55,423, Rule 12b-1 distribution plan fees $6,932, shareholder services plan fees $25,192, chief compliance officer fees $1,363 and transfer agency per account fees $10,722.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures during the period ended October 31, 2006, amounted to $3,672,714 and $4,461,790, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at October 31, 2006, are set forth in the Statement of Financial Futures.

At October 31, 2006, accumulated net unrealized appreciation on investments was $7,393,023, consisting of $7,411,593 gross unrealized appreciation and $18,570 gross unrealized depreciation.

At October 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on August 2, 2006, the Board considered the re-approval for an annual period (through September 5, 2007) of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

front-end load, Minnesota municipal debt funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional Minnesota municipal debt funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board members noted that they had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons. The Board noted that the fund’s yield performance for the past ten one-year periods ended June 30, 2006 (1997 - 2006) was equal to or higher than the Performance Group medians for each of the reported time periods except the one-year periods ended June 30, 2001 and 2002, when it was lower, and that the fund’s yield performance was higher than the Performance Universe medians for each reported time period. The Board members then reviewed the fund’s total return performance for various periods ended June 30, 2006, and noted that the fund’s performance was higher than the Performance Group medians for each of the reported time periods except the ten-year period, when it was slightly lower, and that the fund’s performance was higher than the Performance Universe medians for each reported time period.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee was equal to or higher than the Expense Group medians and higher than the Expense Universe median and that the fund’s total expense ratio was higher than the Expense Group and Expense Universe medians.

The Board members noted that there were no other mutual funds, and no institutional or wrap fee separate accounts, managed by the Manager or its affiliates with similar investment objectives, policies and strategies, as the fund.

28

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations described above, the Board made the following conclusions and determinations.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

30

NOTES

For More	Information

Dreyfus Premier State	Transfer Agent &
Municipal Bond Fund,	Dividend Disbursing Agent
Minnesota Series
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
26	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
North Carolina Series

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, North Carolina Series, covering the six-month period from May 1, 2006, through October 31, 2006.

Although reports of slower U.S. economic growth and declining housing prices recently have raised economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong,and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of October, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, and that investors expect the Federal Reserve Board’s next move to be toward lower short-term interest rates. As always, we encourage you to discuss the implications of these and other matters with your financial adviser.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Monica S. Wieboldt, Senior Portfolio Manager

Note to Shareholders: Effective August 2006,Monica Wieboldt became the primary portfolio manager of the fund.

How did Dreyfus Premier State Municipal Bond Fund, North Carolina Series perform relative to its benchmark?

For the six-month period ended October 31, 2006, the fund achieved total returns of 3.79% for Class A shares, 3.52% for Class B shares and 3.39% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.12% for the same period.2 In addition, the fund is reported in the Lipper North Carolina Municipal Debt Funds category, and the average total return for all funds reported in the category was 3.64% for the reporting period.3

Slowing U.S. economic growth helped ease investors’ inflation fears over the summer and early fall of 2006, sparking a market rally that more than offset earlier weakness. The fund lagged the benchmark, primarily because the Index contains bonds from many states, not just North Carolina, and does not reflect fees and expenses to which the fund is subject. However, the fund’s Class A shares produced a higher return than its Lipper category average, primarily due to its focus on longer-term securities that gained value as bond yields declined.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and North Carolina state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from North Carolina state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The reporting period began with a sharp decline in municipal bond prices, as strengthening labor markets, resurgent commodity prices and hawkish comments from members of the Federal Reserve Board (the “Fed”) rekindled inflation concerns and caused investors to revise upward their interest-rate expectations. By the end of June, the Fed had hiked the overnight federal funds rate to 5.25% .

Investor sentiment subsequently began to improve, however, as a softening housing market and moderating employment gains indicated that the U.S. economy was moving to a slower phase of its cycle.The Fed lent credence to this view when it refrained in August, September and October from raising short-term interest rates after more than two years of steady rate hikes. Municipal bonds rallied as investors first anticipated and then reacted to the Fed’s pause.

In addition, municipal bond prices were supported by favorable supply-and-demand influences. The economic environment was favorable for most states, as tax revenues ran higher than projections. Consequently, the supply of newly issued bonds declined compared to the same period

4

one year earlier, while demand for competitive levels of tax-exempt income from individual and institutional investors remained robust.

For most of the reporting period, we set the fund’s average duration in a range we considered slightly longer than industry averages, which enabled it to participate more fully in the market rally. In addition, the fund benefited from strong relative performance among its holdings of non-callable bonds, zero-coupon bonds and securities with long maturities, while municipal bonds backed by revenues from hospitals and utilities also fared well as business fundamentals and investor demand remained robust.

What is the fund’s current strategy?

Given the downturn in the housing market, economic data have continued to indicate that U.S. economic growth is moderating with relatively little risk of recession.This suggests to us that the Fed is likely to remain on hold for the foreseeable future.Therefore, we may reduce the fund’s average duration toward a range we consider to be in line with industry averages, and we expect to maintain our emphasis on high-quality, income-oriented securities.

November 15, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
Income may be subject to state and local taxes for non-North Carolina residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, North Carolina Series from May 1, 2006 to October 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 5.14	$ 7.80	$ 9.07
Ending value (after expenses)	$1,037.90	$1,035.20	$1,033.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 5.09	$ 7.73	$ 9.00
Ending value (after expenses)	$1,020.16	$1,017.54	$1,016.28

† Expenses are equal to the fund’s annualized expense ratio of 1.00% for Class A, 1.52% for Class B and 1.77% for Class C; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.3%	Rate (%)	Date	Amount ($)	Value ($)

North Carolina—83.1%
Appalachian State University,
Housing and Student Center
System Revenue (Insured; FSA)	5.60	7/15/10	1,000,000 [a]	1,079,860
Cabarrus County,
COP Installment Financing
Contract	5.50	4/1/14	2,000,000	2,177,680
Cary	5.00	3/1/19	1,500,000	1,605,120
Charlotte	5.60	6/1/10	1,770,000 [a]	1,923,353
Charlotte	5.00	7/1/21	1,525,000	1,618,223
Charlotte	5.00	7/1/22	2,110,000	2,233,477
Charlotte,
Airport Revenue (Insured; MBIA)	5.75	7/1/29	1,500,000	1,588,950
Charlotte,
Storm Water Fee Revenue	6.00	6/1/10	2,000,000 [a]	2,181,640
Charlotte,
Storm Water Fee Revenue	5.25	6/1/20	1,000,000	1,086,450
Charlotte,
Water and Sewer System Revenue	5.50	6/1/17	1,650,000	1,795,695
Charlotte,
Water and Sewer System Revenue	4.63	7/1/36	1,000,000	1,014,750
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000	1,858,513
Durham County,
GO Public Improvement	5.00	6/1/18	1,000,000	1,100,750
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000	1,068,650
Johnston County,
GO (Insured; MBIA)	4.50	2/1/25	1,250,000	1,276,025
New Hanover County,
COP, Public Improvement (New
Hanover County Projects)	5.75	11/1/10	1,700,000 [a]	1,868,861
North Carolina Capital Facilities
Financing Agency, Revenue
(Duke University Project)	5.13	7/1/42	1,000,000	1,047,770
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000	1,197,220

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

North Carolina (continued)
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	3,000,000	3,275,430
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	1,055,000	1,076,184
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (DePaul Community
Facilities Project)	7.63	11/1/29	2,115,000	2,196,237
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Pennybyrn at
Maryfield Project)	6.13	10/1/35	1,000,000	1,044,250
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000	1,233,280
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/25	1,000,000	1,073,840
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/30	2,000,000	2,139,960
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29	2,000,000	2,131,420
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	2,052,288
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Cypress Glen
Retirement Community)	6.00	10/1/33	1,000,000	1,065,680

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

North Carolina (continued)
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates Project)	6.50	7/1/32	1,000,000	1,079,930
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (United Church Homes
and Services)	5.25	9/1/21	1,000,000	1,034,570
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	3,250,000	3,543,345
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/25	500,000	507,080
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/26	500,000	505,920
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000	1,069,120
University of North Carolina,
University Revenue (Chapel
Hill University)	5.00	6/1/11	1,700,000 [a]	1,803,734
Wilkes County,
COP (Insured; MBIA)	4.50	6/1/26	1,000,000	1,008,110
Winston Salem,
COP	4.75	6/1/31	1,000,000	1,032,230
U.S. Related—15.2%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	342,850
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	1,077,250
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	1,000,000	1,083,900

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement (Insured;
FGIC)	5.50	7/1/29	1,315,000	1,590,479
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC)	5.00	7/1/35	1,000,000	1,064,660
Puerto Rico Public Finance Corp.
(Insured; MBIA)	5.38	8/1/11	4,000,000 [a]	4,326,840
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	850,000	888,174

Total Investments (cost $62,957,428)			98.3%	66,969,748
Cash and Receivables (Net)			1.7%	1,192,812
Net Assets			100.0%	68,162,560

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] At October 31, 2006, the fund had $18,594,799 or 27.3% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects.

10

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	55.2
AA	Aa		AA	15.0
A	A		A	15.2
BBB	Baa		BBB	2.1
BB	Ba		BB	1.6
Not Rated [c]	Not Rated [c]		Not Rated [c]	10.9
				100.0
†	Based on total investments.
c	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES October 31, 2006 (Unaudited)
		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		62,957,428	66,969,748
Cash			305,822
Interest receivable			1,060,758
Receivable for shares of Beneficial Interest subscribed			3,388
Prepaid expenses			11,372
			68,351,088

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			59,639
Payable for shares of Beneficial Interest redeemed			91,468
Accrued expenses			37,421
			188,528

Net Assets ($)			68,162,560

Composition of Net Assets ($):
Paid-in capital			64,035,958
Accumulated net realized gain (loss) on investments			114,282
Accumulated gross unrealized appreciation on investments			4,012,320

Net Assets ($)			68,162,560

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	59,679,811	6,832,322	1,650,427
Shares Outstanding	4,265,153	488,766	117,906

Net Asset Value Per Share ($)	13.99	13.98	14.00

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS Six Months Ended October 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	1,757,537
Expenses:
Management fee—Note 3(a)	189,513
Shareholder servicing costs—Note 3(c)	109,029
Distribution fees—Note 3(b)	23,827
Professional fees	14,721
Registration fees	11,798
Custodian fees	6,799
Prospectus and shareholders’ reports	2,199
Trustees’ fees and expenses—Note 3(d)	1,203
Loan commitment fees—Note 2	211
Miscellaneous	9,965
Total Expenses	369,265
Investment Income—Net	1,388,272

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	223,999
Net unrealized appreciation (depreciation) on investments	916,526
Net Realized and Unrealized Gain (Loss) on Investments	1,140,525
Net Increase in Net Assets Resulting from Operations	2,528,797

See notes to financial statements.
14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Operations ($):
Investment income—net	1,388,272	2,851,782
Net realized gain (loss) on investments	223,999	194,998
Net unrealized appreciation
(depreciation) on investments	916,526	(1,655,878)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,528,797	1,390,902

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,233,831)	(2,497,215)
Class B shares	(127,438)	(293,860)
Class C shares	(27,003)	(60,707)
Total Dividends	(1,388,272)	(2,851,782)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	1,267,110	5,500,694
Class B shares	55,974	611,816
Class C shares	68,737	167,100
Dividends reinvested:
Class A shares	715,409	1,342,118
Class B shares	65,193	137,852
Class C shares	13,205	15,382
Cost of shares redeemed:
Class A shares	(3,982,084)	(7,360,933)
Class B shares	(835,443)	(3,523,562)
Class C shares	(135,828)	(753,717)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(2,767,727)	(3,863,250)
Total Increase (Decrease) in Net Assets	(1,627,202)	(5,324,130)

Net Assets ($):
Beginning of Period	69,789,762	75,113,892
End of Period	68,162,560	69,789,762

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Capital Share Transactions:
Class Aa
Shares sold	91,708	393,223
Shares issued for dividends reinvested	51,677	96,164
Shares redeemed	(288,226)	(526,975)
Net Increase (Decrease) in Shares Outstanding	(144,841)	(37,588)

Class B [a]
Shares sold	4,077	43,780
Shares issued for dividends reinvested	4,742	9,878
Shares redeemed	(60,497)	(251,925)
Net Increase (Decrease) in Shares Outstanding	(51,678)	(198,267)

Class C
Shares sold	4,962	11,945
Shares issued for dividends reinvested	953	1,103
Shares redeemed	(9,883)	(53,962)
Net Increase (Decrease) in Shares Outstanding	(3,968)	(40,914)

[a]	During the period ended October 31, 2006, 9,310 Class B shares representing $127,938 were automatically converted to 9,303 Class A shares and during the period ended April 30, 2006, 162,710 Class B shares representing $2,279,446 were automatically converted to 162,578 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	13.76	14.04	13.71	14.00	13.44	13.21
Investment Operations:
Investment income—net [a]	.29	.56	.53	.55	.57	.61
Net realized and unrealized
gain (loss) on investments	.23	(.28)	.33	(.29)	.56	.23
Total from Investment Operations	.52	.28	.86	.26	1.13	.84
Distributions:
Dividends from investment
income—net	(.29)	(.56)	(.53)	(.55)	(.57)	(.61)
Net asset value, end of period	13.99	13.76	14.04	13.71	14.00	13.44

Total Return (%) [b]	3.79[c]	2.01	6.36	1.83	8.56	6.46

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.00[d]	.99	.98	.96	.96	.95
Ratio of net expenses
to average net assets	1.00[d]	.99	.98	.96	.96	.95
Ratio of net investment income
to average net assets	4.10[d]	4.01	3.79	3.92	4.15	4.54
Portfolio Turnover Rate	17.18[c]	37.61	38.85	56.50	49.19	36.45

Net Assets, end of period
($ X 1,000)	59,680	60,682	62,461	62,223	65,899	61,807
[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	13.75	14.03	13.70	13.99	13.42	13.20
Investment Operations:
Investment income—net [a]	.25	.48	.45	.48	.50	.54
Net realized and unrealized
gain (loss) on investments	.23	(.27)	.34	(.30)	.57	.22
Total from Investment Operations	.48	.21	.79	.18	1.07	.76
Distributions:
Dividends from investment
income—net	(.25)	(.49)	(.46)	(.47)	(.50)	(.54)
Net asset value, end of period	13.98	13.75	14.03	13.70	13.99	13.42

Total Return (%) [b]	3.52[c]	1.49	5.82	1.32	8.10	5.85

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.52[d]	1.51	1.49	1.46	1.46	1.45
Ratio of net expenses
to average net assets	1.52[d]	1.51	1.49	1.46	1.46	1.45
Ratio of net investment income
to average net assets	3.59[d]	3.49	3.28	3.42	3.65	4.04
Portfolio Turnover Rate	17.18[c]	37.61	38.85	56.50	49.19	36.45

Net Assets, end of period
($ X 1,000)	6,832	7,430	10,366	14,133	18,503	19,598

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

18

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	13.77	14.05	13.71	14.01	13.44	13.22
Investment Operations:
Investment income—net [a]	.23	.45	.42	.44	.47	.51
Net realized and unrealized
gain (loss) on investments	.23	(.28)	.34	(.30)	.57	.22
Total from Investment Operations	.46	.17	.76	.14	1.04	.73
Distributions:
Dividends from investment
income—net	(.23)	(.45)	(.42)	(.44)	(.47)	(.51)
Net asset value, end of period	14.00	13.77	14.05	13.71	14.01	13.44

Total Return (%) [b]	3.39[c]	1.25	5.64	1.00	7.83	5.60

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.77[d]	1.75	1.73	1.70	1.70	1.68
Ratio of net expenses
to average net assets	1.77[d]	1.75	1.73	1.70	1.70	1.68
Ratio of net investment income
to average net assets	3.34	3.25	3.04	3.16	3.37	3.76
Portfolio Turnover Rate	17.18[c]	37.61	38.85	56.50	49.19	36.45

Net Assets, end of period
($ X 1,000)	1,650	1,678	2,287	2,031	1,890	1,423
[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the North Carolina Series (the “fund”). The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each Class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

20

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

22

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statementes of the fund.

The fund has an unused capital loss carryover of $109,717 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, the carryover expires in fiscal 2013.

The tax character of all distributions paid to shareholders during the fiscal year ended April 30, 2006 was as follows: tax exempt income $2,851,782. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2006, the fund did not borrow under the Facility.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2006, the Distributor retained $498 from commissions earned on sales of the fund’s Class A shares, and $5,541 and $11 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2006, Class B and Class C shares were charged $17,771 and $6,056, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2006, Class A, Class B and Class C shares were charged $75,238, $8,885 and $2,019, respectively, pursuant to the Shareholder Services Plan.

24

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2006, the fund was charged $17,648 pursuant to the transfer agency agreement.

During the period ended October 31, 2006, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $31,600, Rule 12b-1 distribution plan fees $3,949, shareholder services plan fees $14,440, chief compliance officer fees $1,363 and transfer agency per account fees $8,287.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2006, amounted to $11,674,976 and $14,524,884, respectively.

At October 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on August 2, 2006, the Board considered the re-approval for an annual period (through September 5, 2007) of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail front-end load, North Carolina municipal debt funds (the “Performance

26

Group”) and to a larger universe of funds, consisting of all retail and institutional North Carolina municipal debt funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data. The Board members noted that they had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons. The Board members noted that the fund’s yield performance for the past ten one-year periods ended June 30, 2006 (1997-2006) was equal to or higher than the Performance Group medians for each reported time period except the one-year periods ended June 30, 2002, 2004 and 2005, when it was lower, and that the fund’s yield performance was higher than the Performance Universe medians for each reported time period. The Board members then reviewed the fund’s total return performance for various periods ended June 30, 2006, and noted that the fund’s performance was higher than the Performance Group and Performance Universe medians for each reported time period.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fees and total expense ratio were higher than the Expense Group and Expense Universe medians.

The Board members noted that there were no other mutual funds, and no institutional or wrap fee separate accounts, managed by the Manager or its affiliates with similar investment objectives, policies and strategies, as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board members evaluated the prof-

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

itability analysis in light of the relevant circumstances for the fund, including the decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations described above, the Board made the following conclusions and determinations.

• The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

28

• The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 29

For More	Information

Dreyfus Premier State	Transfer Agent &
Municipal Bond Fund,	Dividend Disbursing Agent
North Carolina Series
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Financial Futures
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
22	Notes to Financial Statements
28	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Ohio Series

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Ohio Series, covering the six-month period from May 1, 2006, through October 31, 2006.

Although reports of slower U.S. economic growth and declining housing prices recently have raised economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong,and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of October, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, and that investors expect the Federal Reserve Board’s next move to be toward lower short-term interest rates. As always, we encourage you to discuss the implications of these and other matters with your financial adviser.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

W. Michael Petty, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Ohio Series perform relative to its benchmark?

For the six-month period ended October 31, 2006, the fund achieved total returns of 3.81% for Class A shares, 3.54% for Class B shares and 3.40% for Class C shares.1The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.12% for the same period.2 In addition, the fund is reported in the Lipper Ohio Municipal Debt Funds category, and the average total return for all funds reported in this category was 3.57% for the reporting period.3

Municipal bonds rallied over most of the reporting period as the rate of U.S. economic growth began to moderate and the Federal Reserve Board (the “Fed”) refrained from raising short-term interest rates.The fund’s Class A shares produced a higher return than its Lipper category average, primarily due to our emphasis on securities toward the longer end of the market’s maturity range. However, the fund lagged its benchmark, which contains bonds from many states, not just Ohio, and does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Ohio state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Ohio state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential.When selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

Although the reporting period began with a bout of heightened market volatility, the municipal bond market generally rallied over the summer and early fall as energy prices declined and U.S. housing markets softened, indicating that the U.S. economic expansion had begun to slow. The Fed lent credence to a less robust economic outlook when, after more than two years of steady rate hikes, it held short-term interest rates unchanged at 5.25% at its meetings in August, September and October.As a result, longer-term municipal bond yields declined while short-term yields remained relatively steady, causing yield differences along the market’s maturity range to narrow.

Municipal bond prices also were supported by favorable supply-and-demand factors. Like most states, Ohio received more tax revenue than originally projected, reducing its need to borrow. Consequently, the supply of new municipal bonds fell compared to the same period one year earlier.Yet, demand remained robust from investors seeking competitive levels of tax-free income.

The fund benefited from these trends by emphasizing longer-term maturities and maintaining an average duration that was modestly longer than industry averages. This positioning enabled the fund to

4

participate more fully in strength at the longer end of the market’s maturity spectrum. In addition, the fund received strong contributions from zero-coupon municipal bonds and non-callable securities.

However, the fund’s relative performance was hindered when a few of its seasoned holdings were redeemed early by their issuers, resulting in the loss of high-coupon, premium-priced securities that could not be replaced in today’s lower interest-rate environment.

What is the fund’s current strategy?

Recent economic data suggest to us that the U.S. economy is slowing with little risk of recession, and the Fed appears unlikely to adjust short-term interest rates in either direction over the next several months. Moreover, yield differences along the market’s maturity range have fallen toward historical lows after the market rally. Nonetheless, because we recently found what we believe to be attractive opportunities among longer-term non-callable and discount bonds, the fund’s average duration recently rose to a range that remained longer than industry averages, but to a slightly greater degree than its previous positioning.

November 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Ohio residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Ohio Series from May 1, 2006 to October 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.57	$ 7.29	$ 8.51
Ending value (after expenses)	$1,038.10	$1,035.40	$1,034.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.53	$ 7.22	$ 8.44
Ending value (after expenses)	$1,020.72	$1,018.05	$1,016.84

† Expenses are equal to the fund’s annualized expense ratio of .89% for Class A, 1.42% for Class B and 1.66% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—95.6%	Rate (%)	Date	Amount ($)	Value ($)

Ohio—90.7%
Adena Local School District,
GO (School Improvement)	5.50	12/1/21	1,085,000	1,211,055
Akron	6.00	12/1/12	1,380,000	1,559,856
Akron
(Insured; MBIA)	5.50	12/1/20	1,460,000	1,582,479
Akron,
Sewer System Revenue
(Insured; MBIA)	5.88	12/1/06	1,200,000 [a]	1,214,256
Brunswick City School District
(Insured; AMBAC)	5.00	12/1/23	2,000,000	2,079,620
Cincinnati,
Water System Revenue	5.00	12/1/20	1,000,000	1,053,240
Cincinnati,
Water System Revenue	5.00	12/1/22	5,545,000	5,800,957
Cincinnati,
Water System Revenue	5.00	12/1/23	3,130,000	3,274,481
Cincinnati City School District,
School Improvement
(Insured; MBIA)	5.38	12/1/11	6,560,000 [a]	7,113,730
Cincinnati City School District
Board of Education, GO
(Classroom Facilities
Construction and Improvement)
(Insured; FGIC)	5.25	12/1/28	5,000,000	5,874,200
Cincinnati Technical College
(Insured; AMBAC)	5.25	10/1/22	2,825,000	3,066,651
Clermont County,
Hospital Facilities Revenue
(Mercy Health Systems)
(Insured; AMBAC)	5.63	9/1/16	4,250,000	4,396,965
Cleveland,
COP (Stadium Project)
(Insured; AMBAC)	5.25	11/15/22	1,210,000	1,251,080
Cleveland,
Public Power System Revenue
(Insured; MBIA)	5.13	11/15/06	9,650,000 [a]	9,848,597
Cleveland,
Waterworks Revenue
(Insured; FSA)	5.00	1/1/23	1,315,000	1,344,298

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Cleveland,
Waterworks Revenue
(Insured; MBIA)	5.50	1/1/21	8,000,000	9,283,040
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.00	12/1/18	2,345,000	2,522,141
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,655,000	3,945,865
Columbus City School District,
School Facilities Construction
and Improvement (Insured; FSA)	5.00	12/1/14	765,000 [a]	835,479
Columbus City School District,
School Facilities Construction
and Improvement (Insured; FSA)	4.25	12/1/32	4,000,000	3,910,360
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc. Project)	7.50	1/1/30	6,250,000	6,948,875
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth System Project)	6.13	2/15/09	4,845,000 [a]	5,158,568
Cuyahoga County,
Mortgage Revenue (West Tech
Apartments Project)
(Collateralized; GNMA)	5.95	9/20/42	529,500	529,500
Fairfield City School District,
School Improvement Unlimited
Tax (Insured; FGIC)	5.38	12/1/19	1,860,000	2,005,340
Fairfield City School District,
School Improvement Unlimited
Tax (Insured; FGIC)	5.38	12/1/20	1,400,000	1,509,396
Forest Hills Local School District
(Insured; MBIA)	5.70	12/1/07	1,000,000 [a]	1,032,620
Franklin County,
HR (Holy Cross Health
System Corp.)	5.80	6/1/16	260,000	265,582

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Franklin County,
Multifamily Housing Mortgage
Revenue (Agler Green Project)
(Collateralized; GNMA)	5.80	5/20/44	1,200,000	1,264,980
Greater Cleveland Regional Transit
Authority (Insured; FGIC)	5.65	12/1/06	5,445,000 [a]	5,508,707
Hamilton County,
EDR (King Highland Community
Urban Redevelopment Corp.—
University of Cincinnati,
Lessee, Project) (Insured; MBIA)	5.00	6/1/33	2,000,000	2,130,780
Hamilton County,
Sales Tax Revenue
(Insured; AMBAC)	0.00	12/1/27	17,940,000	7,210,983
Hamilton County,
Sewer System Revenue
(Insured; MBIA)	5.25	12/1/11	1,000,000 [a]	1,078,640
Highland Local School District,
School Improvement (Insured; FSA)	5.75	12/1/11	2,020,000 [a]	2,225,454
Hilliard School District,
School Improvement (Insured; FGIC)	0.00	12/1/13	1,655,000	1,264,999
Hilliard School District,
School Improvement (Insured; FGIC)	0.00	12/1/14	1,655,000	1,211,361
Lebanon City School District
(Insured; FSA)	5.50	12/1/11	4,050,000 [a]	4,415,229
Little Miami Local School
District, School Improvement
Unlimited Tax GO (Insured; FSA)	5.00	12/1/34	1,370,000	1,462,201
Massillon City School District,
Improvement (Insured; MBIA)	5.00	12/1/25	1,150,000	1,219,161
Milford Exempt Village School
District, School Improvement
(Insured; FSA)	6.00	12/1/11	1,910,000 [a]	2,125,372
New Albany Community Authority,
Community Facilities Revenue
(Insured; AMBAC)	5.20	10/1/24	2,000,000	2,134,440
North Royalton City School
District (Insured; MBIA)	6.10	12/1/09	2,500,000 [a]	2,730,550
Ohio
(Insured; FSA)	6.31	3/15/20	7,760,000 [b,c]	8,800,073

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Ohio,
PCR (Standard Oil Co. Project)
(Guaranteed; British Petroleum
Co. PLC)	6.75	12/1/15	2,700,000	3,278,421
Ohio,
SWDR (USG Corp. Project)	5.60	8/1/32	3,000,000	3,111,030
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured; FGIC)	5.00	5/1/23	2,250,000	2,388,240
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Collateralized; GNMA)	6.05	9/1/17	860,000	885,645
Ohio State University,
General Receipts	5.25	6/1/23	2,625,000	2,843,190
Ohio Turnpike Commission,
Turnpike Revenue, Highway
Improvements	5.50	2/15/26	7,700,000	8,219,365
Otsego Local School District,
GO (School Facilities
Construction and Improvement)
(Insured; FSA)	5.38	12/1/32	1,460,000	1,599,021
Pickerington Local School District
(School Facilities
Construction and Improvement)
(Insured; FGIC)	5.25	12/1/11	6,000,000 [a]	6,471,840
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.30	2/15/24	2,250,000	2,466,000
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.40	2/15/34	2,500,000	2,735,800
Strongsville,
Library Improvement
(Insured; FGIC)	5.50	12/1/20	1,700,000	1,842,613
Summit County
(Insured; FGIC)	6.50	12/1/10	2,000,000 [a]	2,234,420

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Summit County Port Authority,
Development Revenue (Bond
Fund Program-Twinsburg
Township Project)	5.13	5/15/25	660,000	670,725
Summit County Port Authority,
Revenue (Civic Theatre
Project) (Insured; AMBAC)	5.50	12/1/26	1,000,000	1,079,800
Toledo
(Insured; AMBAC)	5.63	12/1/06	1,000,000 [a]	1,021,650
Toledo Lucas County Port
Authority, Revenue (Northwest
Ohio Bond Fund)	6.38	11/15/32	1,650,000	1,805,117
University of Cincinnati,
General Receipts (Insured; FGIC)	5.75	6/1/11	2,165,000 [a]	2,383,665
University of Cincinnati,
General Receipts (Insured; FGIC)	5.75	6/1/11	1,500,000 [a]	1,651,500
University of Cincinnati,
General Receipts
(Insured; MBIA)	5.00	6/1/21	3,040,000	3,185,251
Warren,
Waterworks Revenue
(Insured; FGIC)	5.50	11/1/15	1,450,000	1,612,806
West Muskingum Local School
District (School Facilities
Construction and Improvement)
(Insured; FGIC)	5.00	12/1/30	2,945,000	3,101,792
Youngstown
(Insured; AMBAC)	5.38	12/1/25	2,195,000	2,346,806
Youngstown
(Insured; AMBAC)	6.00	12/1/31	2,370,000	2,597,994
U.S. Related—4.9%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	857,125
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	1,000,000	1,077,250
Puerto Rico Ports Authority,
Special Facilities Revenue
(American Airlines, Inc. Project)	6.25	6/1/26	1,935,000	1,947,287

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	3,000,000	3,303,870
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan Notes	6.00	10/1/22	3,000,000	3,130,260
Total Long-Term Municipal Investments
(cost $190,083,716)				203,249,644

Short-Term Municipal
Investments—2.4%

Ohio;
Ohio,
PCR, Refunding
(Sohio Air Project)	3.61	11/1/06	1,000,000 [d]	1,000,000
Trumbull County,
Health Care Facilities Revenue
and Improvement, Refunding
(Shepherd of the Valley
Lutheran Retirement Services,
Inc. Obligated Group)
(Insured; Radian Group and
Liquidity Facility; Bank of America)	3.62	11/1/06	4,100,000 [d]	4,100,000
Total Short-Term Municipal Investments
(cost $5,100,000)				5,100,000

Total Investments (cost $195,183,716)			98.0%	208,349,644
Cash and Receivables (Net)			2.0%	4,334,788
Net Assets			100.0%	212,684,432

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Inverse floater security—the interest rate is subject to change periodically.
[c] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, this security amounted to $8,800,073 or 4.1% of net assets.
[d] Securities payable on demand.Variable interest rate—subject to periodic change.

12

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	65.3
AA	Aa		AA	12.6
A	A		A	2.5
BBB	Baa		BBB	8.0
BB	Ba		BB	.5
CCC	Caa		CCC	.9
F1	MIG1/P1		SP1/A1	2.5
Not Rated [e]	Not Rated [e]		Not Rated [e]	7.7
				100.0

†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

October 31, 2006 (unaudited)

		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2006 ($)

Financial Futures Short
U.S. Treasury 10 Year Notes	99	(10,713,656)	December 2006	(121,727)

See notes to financial statements.
14

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		195,183,716	208,349,644
Cash			1,184,130
Cash on initial margin			59,400
Interest receivable			3,382,196
Receivable for shares of Beneficial Interest subscribed			11,224
Prepaid expenses			11,248
			212,997,842

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			180,863
Payable for shares of Beneficial Interest redeemed			61,955
Payable for futures variation margin—Note 4			46,406
Accrued expenses			24,186
			313,410

Net Assets ($)			212,684,432

Composition of Net Assets ($):
Paid-in capital			201,628,648
Accumulated undistributed investment income—net			57
Accumulated net realized gain (loss) on investments			(1,988,474)
Accumulated gross unrealized appreciation on investments [including
($121,727) net unrealized (depreciation) on financial futures]			13,044,201

Net Assets ($)			212,684,432

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	185,182,315	17,745,363	9,756,754
Shares Outstanding	14,571,054	1,395,895	766,368

Net Asset Value Per Share ($)	12.71	12.71	12.73

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS Six Months Ended October 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	5,399,831
Expenses:
Management fee—Note 3(a)	592,313
Shareholder servicing costs—Note 3(c)	327,839
Distribution fees—Note 3(b)	86,402
Professional fees	15,435
Custodian fees	14,999
Registration fees	9,337
Trustees’ fees and expenses—Note 3(d)	2,962
Loan commitment fees—Note 2	588
Prospectus and shareholders’ reports	2,173
Miscellaneous	13,108
Total Expenses	1,065,156
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(12,347)
Net Expenses	1,052,809
Investment Income—Net	4,347,022

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	936,426
Net realized gain (loss) on financial futures	(76,985)
Net Realized Gain (Loss)	859,441
Net unrealized appreciation (depreciation) on investments [including
($121,727) net unrealized (depreciation) on financial futures]	2,709,933
Net Realized and Unrealized Gain (Loss) on Investments	3,569,374
Net Increase in Net Assets Resulting from Operations	7,916,396

See notes to financial statements.
16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Operations ($):
Investment income—net	4,347,022	9,065,559
Net realized gain (loss) on investments	859,441	266,294
Net unrealized appreciation
(depreciation) on investments	2,709,933	(5,242,140)
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,916,396	4,089,713

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(3,826,299)	(7,821,603)
Class B shares	(354,322)	(902,482)
Class C shares	(166,344)	(340,693)
Total Dividends	(4,346,965)	(9,064,778)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	6,380,644	14,981,336
Class B shares	198,032	539,212
Class C shares	314,343	1,473,357
Dividends reinvested:
Class A shares	2,565,975	5,299,586
Class B shares	201,325	504,432
Class C shares	110,235	231,190
Cost of shares redeemed:
Class A shares	(11,168,910)	(21,695,917)
Class B shares	(5,073,907)	(7,150,036)
Class C shares	(772,142)	(1,940,563)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(7,244,405)	(7,757,403)
Total Increase (Decrease) in Net Assets	(3,674,974)	(12,732,468)

Net Assets ($):
Beginning of Period	216,359,406	229,091,874
End of Period	212,684,432	216,359,406
Undistributed income	57	—

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Capital Share Transactions:
Class A [a]
Shares sold	508,181	1,177,591
Shares issued for dividends reinvested	204,006	417,558
Shares redeemed	(889,125)	(1,710,523)
Net Increase (Decrease) in Shares Outstanding	(176,938)	(115,374)

Class B [a]
Shares sold	15,831	42,379
Shares issued for dividends reinvested	16,006	39,712
Shares redeemed	(404,374)	(561,895)
Net Increase (Decrease) in Shares Outstanding	(372,537)	(479,804)

Class C
Shares sold	25,014	115,312
Shares issued for dividends reinvested	8,750	18,189
Shares redeemed	(61,303)	(152,446)
Net Increase (Decrease) in Shares Outstanding	(27,539)	(18,945)

[a]	During the period ended October 31, 2006, 151,676 Class B shares representing $1,899,253 were automatically converted to 151,676 Class A shares and during the period ended April 30, 2006, 258,762 Class B shares representing $3,298,433 were automatically converted to 258,838 Class A shares.
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.50	12.78	12.48	12.84	12.48	12.29
Investment Operations:
Investment income—net [a]	.26	.52	.52	.52	.55	.58
Net realized and unrealized
gain (loss) on investments	.21	(.28)	.30	(.36)	.36	.19
Total from Investment Operations	.47	.24	.82	.16	.91	.77
Distributions:
Dividends from
investment income—net	(.26)	(.52)	(.52)	(.52)	(.55)	(.58)
Net asset value, end of period	12.71	12.50	12.78	12.48	12.84	12.48

Total Return (%)[b]	3.81[c]	1.92	6.70	1.25	7.39	6.35

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89[d]	.91	.91	.90	.92	.92
Ratio of net expenses
to average net assets	.89[d]	.91	.91	.90	.92	.92
Ratio of net investment income
to average net assets	4.12[d]	4.12	4.12	4.09	4.33	4.64
Portfolio Turnover Rate	11.82[c]	13.57	5.30	18.49	48.42	32.20

Net Assets, end of period
($ X 1,000)	185,182	184,312	189,946	198,836	212,474	210,000

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.50	12.78	12.48	12.84	12.48	12.29
Investment Operations:
Investment income—net [a]	.23	.46	.45	.46	.48	.51
Net realized and unrealized
gain (loss) on investments	.21	(.28)	.31	(.36)	.36	.20
Total from Investment Operations	.44	.18	.76	.10	.84	.71
Distributions:
Dividends from
investment income—net	(.23)	(.46)	(.46)	(.46)	(.48)	(.52)
Net asset value, end of period	12.71	12.50	12.78	12.48	12.84	12.48

Total Return (%) [b]	3.54[c]	1.40	6.15	.74	6.86	5.82

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.42[d]	1.42	1.42	1.41	1.42	1.42
Ratio of net expenses
to average net assets	1.42[d]	1.42	1.42	1.41	1.42	1.42
Ratio of net investment income
to average net assets	3.60[d]	3.61	3.61	3.59	3.82	4.13
Portfolio Turnover Rate	11.82[c]	13.57	5.30	18.49	48.42	32.20

Net Assets, end of period
($ X 1,000)	17,745	22,108	28,740	37,779	45,655	40,904

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

20

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.52	12.80	12.50	12.86	12.50	12.30
Investment Operations:
Investment income—net [a]	.21	.43	.42	.42	.45	.48
Net realized and unrealized
gain (loss) on investments	.21	(.28)	.31	(.36)	.36	.21
Total from Investment Operations	.42	.15	.73	.06	.81	.69
Distributions:
Dividends from
investment income—net	(.21)	(.43)	(.43)	(.42)	(.45)	(.49)
Net asset value, end of period	12.73	12.52	12.80	12.50	12.86	12.50

Total Return (%) [b]	3.40[c]	1.15	5.89	.48	6.60	5.65

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66[d]	1.67	1.67	1.66	1.66	1.65
Ratio of net expenses
to average net assets	1.66[d]	1.66	1.67	1.66	1.66	1.65
Ratio of net investment income
to average net assets	3.35[d]	3.36	3.36	3.32	3.58	3.86
Portfolio Turnover Rate	11.82[c]	13.57	5.30	18.49	48.42	32.20

Net Assets, end of period
($ X 1,000)	9,757	9,939	10,406	11,051	10,163	9,407

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Ohio Series (the “fund”).The Trust’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

22

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifica tions. The fund’s maximum exposure under these arrangements unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

24

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $2,849,978 available for federal income taxes to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, $359,183 of the carryover expires in fiscal 2009, $2,103,420 expires in fiscal 2012 and $387,375 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2006 was as follows: tax exempt income $9,064,778. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2006, the fund did not borrow under the Facility.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2006, the Distributor retained $4,489 from commissions earned on sales of the fund’s Class A shares, and $53,627 and $634 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2006, Class B and Class C shares were charged $49,184 and $37,218, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2006, Class A, Class B and Class C shares were charged $232,235, $24,592 and $12,406, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2006, the fund was charged $48,690 pursuant to the transfer agency agreement.

26

During the period ended October 31, 2006, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $98,844, Rule 12b-1 distribution plan fees $13,722, shareholder services plan fees $45,037, chief compliance officer fees $1,363 and transfer agent per account fees $21,897.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2006, amounted to $24,874,662 and $33,143,639, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at October 31, 2006, are set forth in the Statement of Financial Futures.

At October 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for federal reporting purposes (see Statement of Investments).

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on August 2, 2006, the Board considered the re-approval for an annual period (through September 5, 2007) of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail front-end load, Ohio municipal debt funds (the “Performance Group”)

28

and to a larger universe of funds, consisting of all retail and institutional Ohio municipal debt funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board members noted that they had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons. The Board members noted that the fund’s yield performance for the past ten one-year periods ended June 30, 2006 (1997-2006) was higher than the Performance Group median for each reported time period except the one-year periods ended June 30, 2001 and 2002, when it was lower, and that the fund’s yield performance was higher than the Performance Universe medians for each reported time period. The Board members then reviewed the fund’s total return performance for various periods ended June 30, 2006, and noted that the fund’s performance was higher than the Performance Group and Performance Universe medians for each reported time period.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee and total expense ratio were higher than the Performance Group and Performance Universe medians.

The Board members noted that there were no other mutual funds, and no institutional or wrap fee separate accounts, managed by the Manager or its affiliates with similar investment objectives, policies and strategies, as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board members evaluated the prof-

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

itability analysis in light of the relevant circumstances for the fund, including the decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations described above, the Board made the following conclusions and determinations.

• The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

30

• The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 31

NOTES

For More	Information

Dreyfus Premier State	Transfer Agent &
Municipal Bond Fund,	Dividend Disbursing Agent
Ohio Series
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
24	Notes to Financial Statements
30	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Pennsylvania Series

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series, covering the six-month period from May 1, 2006, through October 31, 2006.

Although reports of slower U.S. economic growth and declining housing prices recently have raised economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong,and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of October, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, and that investors expect the Federal Reserve Board’s next move to be toward lower short-term interest rates. As always, we encourage you to discuss the implications of these and other matters with your financial adviser.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series perform relative to its benchmark?

For the six-month period ended October 31, 2006, the fund achieved total returns of 4.27% for Class A shares, 4.00% for Class B shares and 3.88% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.12% for the same period.2 In addition, the fund is reported in the Lipper Pennsylvania Municipal Debt Funds category, and the average total return for all funds reported in this category was 3.70% for the reporting period.3

Despite heightened market volatility early in the reporting period, an economic slowdown, stabilizing interest rates and robust investor demand generally supported higher municipal bond prices. The fund’s Class A shares produced higher returns than its benchmark and Lipper category average, primarily due to the fund’s emphasis on longer-term bonds.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The municipal bond market encountered weakness at the start of the reporting period, when hawkish comments from Federal Reserve Board (the “Fed”) members rekindled investors’ inflation concerns. However, the market subsequently rallied, more than offsetting previous losses, as investors’ inflation concerns waned amid evidence of slower economic growth. The Fed lent credence to the view that inflationary pressures were likely to subside when it refrained from raising interest rates at its August, September and October meetings, the first pauses after more than two years of steady rate hikes.

Like many other states, Pennsylvania’s fiscal condition benefited from the strong economy.The state received more tax revenue than originally projected, enabling it to achieve a budget surplus and reducing its need to borrow. Consequently, the supply of newly issued Pennsylvania municipal bonds declined compared to the same period one year earlier. Yet, investor demand remained robust from investors seeking competitive levels of federally tax-exempt income, lending further support to bond prices.

We maintained the fund’s income stream even as longer-term bond yields fell by selling shorter-term securities with lower book yields and replacing them with longer-term securities that, in our judgment, offered better income characteristics. In doing so, we lengthened the fund’s aver-

4

age duration toward a position that was slightly longer than industry averages, enabling the fund to participate more fully in the market rally. In addition, the fund benefited from its core holdings of seasoned bonds, which were acquired when yields were higher than current levels.Finally, because yield differences between lower-quality and higher-quality bonds had narrowed toward historically low levels, we generally maintained our focus on securities with higher credit ratings or third-party insurance.4 However, we occasionally found opportunities to invest in income-oriented municipal bonds that we believed were either underrated or were poised for an improvement in credit quality.

What is the fund’s current strategy?

Cooling housing markets, less robust employment gains and subdued inflation data currently indicate to us that the Fed is unlikely to raise interest rates in the foreseeable future. At the same time, demand for municipal bonds has remained robust from traditional and new market participants.Therefore, we intend to maintain the fund’s relatively long average duration in anticipation of lower long-term bond yields.

November 15, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.
[4]	Portfolio insurance extends to the repayment of principal and payment of interest in the event of default. It does not extend to the market value of the portfolio securities or the value of the fund’s shares.

The Fund 5

UNDERSTANDING YOUR FUND’ S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series from May 1, 2006 to October 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.74	$ 7.40	$ 8.53
Ending value (after expenses)	$1,042.70	$1,040.00	$1,038.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.69	$ 7.32	$ 8.44
Ending value (after expenses)	$1,020.57	$1,017.95	$1,016.84

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.44% for Class B and 1.66% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.0%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania—96.7%
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000	1,104,400
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; MBIA)	5.00	12/1/19	1,900,000	2,028,763
Bethlehem Area Vocational
Technical School Authority, LR
(Insured; MBIA)	5.00	9/1/19	895,000	925,618
Bristol Borough School District,
GO (Insured; FSA)	5.25	3/1/31	1,000,000	1,085,600
Bucks County Industrial
Development Authority,
Retirement Community Revenue
(Ann’s Choice, Inc. Facility)	6.25	1/1/35	1,500,000	1,588,500
Bucks County Water and Sewer
Authority, Collection Sewer
System Revenue (Insured; AMBAC)	5.38	6/1/17	1,340,000	1,447,280
Bucks County Water and Sewer
Authority, Collection Sewer
System Revenue (Insured; AMBAC)	5.00	6/1/19	1,480,000	1,568,016
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; AMBAC)	5.38	6/1/18	1,255,000	1,359,792
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Care Center)
(Collateralized; GNMA)	5.80	4/20/29	6,055,000	6,515,362
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.00	7/1/23	475,000	507,176
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.25	7/1/33	880,000	946,246
Central Bucks School District
(Insured; FGIC)	5.00	5/15/22	580,000	612,091
Charleroi Area School Authority,
School Revenue (Insured; FGIC)	0.00	10/1/20	2,000,000	1,110,880

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Council Rock School District
(Insured; MBIA)	5.00	11/15/20	1,400,000	1,482,614
Cumberland County Municipal
Authority, College Revenue
(Messiah College) (Insured;
AMBAC)	5.13	10/1/15	50,000	50,059
Dauphin County General Authority,
Revenue (Office and Parking,
Riverfront Office)	6.00	1/1/25	3,000,000	2,878,110
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania Inc. Project)
(Insured; FGIC)	5.00	11/1/37	5,165,000	5,397,942
Dover Area School District,
GO (Insured; FGIC)	5.38	4/1/13	1,500,000 [a]	1,653,555
Harrisburg Authority,
Office and Parking Revenue	6.00	5/1/08	2,000,000 [a]	2,071,700
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	5/1/18	2,750,000	1,697,410
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/18	2,750,000	1,662,155
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/19	2,750,000	1,577,730
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	5/1/20	2,750,000	1,526,938
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/20	2,500,000	1,352,950
Health Care Facilities Authority
of Sayre, Revenue (Guthrie
Health Issue)	5.85	12/1/20	3,000,000	3,255,660
Health Care Facilities Authority
of Sayre, Revenue (Guthrie
Health Issue)	5.75	12/1/21	4,750,000	5,130,048

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Kennett Consolidated School
District, GO (Insured; FGIC)	5.25	2/15/20	1,000,000	1,081,830
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	540,000	285,023
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000	1,556,668
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/22	1,455,000	1,552,732
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; MBIA)	5.25	12/1/16	50,000	54,129
Mount Lebanon School District,
GO (Insured; MBIA)	5.00	2/15/13	2,370,000 [a]	2,555,121
North Allegheny School District
(Insured; FGIC)	5.05	11/1/21	1,455,000	1,543,580
North Schuylkill School District,
GO (Insured; FGIC)	5.00	11/15/28	635,000	663,531
Northampton County General Purpose
Authority, County Agreement
Revenue (Insured; FSA)	5.13	10/1/20	2,225,000	2,385,311
Northampton County Industrial
Development Authority, Mortgage
Revenue (Moravian Hall Square
Project) (Insured; Radian)	5.00	7/1/17	1,890,000	1,989,641
Palmyra Area School District,
GO (Insured; XLCA)	5.00	6/1/22	1,685,000	1,791,391
Pennridge School District
(Insured; MBIA)	5.00	2/15/21	1,000,000	1,066,220
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/10	445,000 [a]	476,951
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/19	2,170,000	2,318,298
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/22	1,200,000	601,560

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/23	3,790,000	1,810,976
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/24	3,790,000	1,728,240
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/25	3,790,000	1,648,612
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State Higher Education
System) (Insured; AMBAC)	5.00	6/15/19	560,000	590,526
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State Higher Education
System) (Insured; AMBAC)	5.00	6/15/20	1,915,000	2,019,387
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	5,000,000	5,476,400
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	2,485,000	2,625,104
Pennsylvania Housing Finance
Agency, SFMR	5.00	4/1/16	2,000,000	2,074,380
Pennsylvania Housing Finance
Agency, SFMR	5.10	10/1/20	5,000,000	5,152,800
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program) (Insured;
FGIC)	5.25	6/15/15	1,000,000	1,038,860
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program) (Insured;
FGIC)	5.00	6/15/18	5,580,000	5,757,332
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.25	12/1/18	3,780,000	3,937,928

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.25	12/1/18	2,740,000	2,850,532
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.00	12/1/23	425,000	438,434
Philadelphia,
Water and Wastewater Revenue
(Insured; MBIA)	5.60	8/1/18	800,000	883,032
Philadelphia Authority for
Industrial Development, LR
(Insured; FSA)	5.50	10/1/15	2,870,000	3,122,818
Philadelphia Gas Works,
Revenue (1998 General
Ordinance-4th Series)
(Insured; FSA)	5.25	8/1/22	2,000,000	2,144,660
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	2,000,000	2,053,420
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; FSA)	5.00	12/1/21	1,685,000	1,783,202
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; FGIC)	5.50	4/15/18	3,600,000	3,909,060
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; FGIC)	5.00	4/15/30	3,480,000	3,682,710
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	1,495,000	1,545,142
Scranton School District,
Notes (Insured; MBIA)	5.00	4/1/18	1,390,000	1,443,612
Scranton School District,
Notes (Insured; MBIA)	5.00	4/1/19	2,710,000	2,808,969

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
South Side Area School District,
GO (Insured; FGIC)	5.25	6/1/10	2,080,000 [a]	2,198,498
Southeastern Pennsylvania
Transportation Authority,
Special Revenue (Insured; FGIC)	5.38	3/1/17	3,000,000	3,075,960
Spring-Ford Area School District
(Insured; FSA)	5.00	4/1/21	1,015,000	1,076,387
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; FGIC)	5.25	5/15/17	1,055,000	1,155,890
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; FGIC)	5.25	5/15/18	1,110,000	1,213,108
State Public School Building
Authority, School LR (Daniel
Boone Area School District
Project) (Insured; MBIA)	5.00	4/1/18	1,040,000	1,110,138
State Public School Building
Authority, School LR (Daniel
Boone Area School District
Project) (Insured; MBIA)	5.00	4/1/19	1,070,000	1,142,161
State Public School Building
Authority, School LR (Daniel
Boone Area School District
Project) (Insured; MBIA)	5.00	4/1/20	1,100,000	1,174,184
State Public School Building
Authority, School Revenue
(Marple Newtown School
District Project) (Insured;
MBIA)	5.00	3/1/19	3,680,000	3,888,950

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured; XLCA)	5.25	3/15/25	3,610,000	3,952,264
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; FSA)	5.00	4/1/13	750,000 [a]	809,438
University Area Joint Authority,
Sewer Revenue (Insured; MBIA)	5.00	11/1/17	1,660,000	1,758,853
University Area Joint Authority,
Sewer Revenue (Insured; MBIA)	5.00	11/1/18	2,010,000	2,127,806
Upper Darby School District,
GO (Insured; FGIC)	5.00	5/1/24	430,000	459,292
Upper Merion Area School District,
GO	5.25	2/15/13	1,000,000 [a]	1,092,070
Upper Merion Area School District,
GO	5.25	2/15/18	1,785,000	1,933,137
Warwick School District,
GO (Insured; FSA)	5.00	2/1/27	1,150,000	1,219,230
Washington County Industrial
Development Authority, PCR
(West Penn Power Co. Mitchell
Station Project) (Insured; AMBAC)	6.05	4/1/14	3,000,000	3,029,190
U.S. Related—1.3%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,097,940
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	1,000,000	1,083,900
Total Long-Term
Municipal Investments
(cost $155,927,607)				165,583,113

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—1.2%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania;
Delaware County Industrial
Development Authority, PCR
(PECO Energy Co. Project)
(LOC; Wachovia Bank)	3.64	11/1/06	1,000,000 [b]	1,000,000
Pennsylvania Higher Educational
Facilities Authority,
Revenue, Refunding
(Carnegie Mellon University)
(Liquidity Facility; JPMorgan
Chase Bank)	3.61	11/1/06	1,000,000 [b]	1,000,000
Total Short-Term
Municipal Investments
(cost $2,000,000)				2,000,000

Total Investments (cost $157,927,607)			99.2%	167,583,113
Cash and Receivables (Net)			.8%	1,343,979
Net Assets			100.0%	168,927,092

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Securities payable on demand.Variable interest rate—subject to periodic change.
[c] At October 31, 2006, 25.5% of the fund’s net assets are insured by FGIC.

14

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%)†

AAA	Aaa		AAA	74.7
AA	Aa		AA	13.6
A	A		A	5.0
BBB	Baa		BBB	2.2
BB	Ba		BB	.6
F1	MIG1/P1		SP1/A1	1.2
Not Rated [d]	Not Rated [d]		Not Rated [d]	2.7
				100.0

†	Based on total investments.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES October 31, 2006 (Unaudited)
		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		157,927,607	167,583,113
Interest receivable			2,085,200
Receivable for shares of Beneficial Interest subscribed			9,878
Prepaid expenses			10,657
			169,688,848

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			138,290
Cash overdraft due to Custodian			426,400
Payable for shares of Beneficial Interest redeemed			164,999
Accrued expenses			32,067
			761,756

Net Assets ($)			168,927,092

Composition of Net Assets ($):
Paid-in capital			163,292,041
Accumulated undistributed investment income—net			6,498
Accumulated net realized gain (loss) on investments			(4,026,953)
Accumulated net unrealized appreciation
(depreciation) on investments			9,655,506

Net Assets ($)			168,927,092

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	147,087,139	18,705,245	3,134,708
Shares Outstanding	9,056,528	1,152,771	192,909

Net Asset Value Per Share ($)	16.24	16.23	16.25

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS Six Months Ended October 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	4,105,321
Expenses:
Management fee—Note 3(a)	470,840
Shareholder servicing costs—Note 3(c)	270,257
Distribution fees—Note 3(b)	62,135
Professional fees	14,664
Custodian fees	9,954
Registration fees	9,042
Prospectus and shareholders’ reports	7,551
Trustees’ fees and expenses—Note 3(d)	2,465
Loan commitment fees—Note 2	471
Miscellaneous	14,954
Total Expenses	862,333
Less—reduction in custody fees due
to earnings credits—Note 1(b)	(7,545)
Net Expenses	854,788
Investment Income—Net	3,250,533

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	108,913
Net unrealized appreciation (depreciation) on investments	3,680,325
Net Realized and Unrealized Gain (Loss) on Investments	3,789,238
Net Increase in Net Assets Resulting from Operations	7,039,771

See notes to financial statements.
18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Operations ($):
Investment income—net	3,250,533	6,754,815
Net realized gain (loss) on investments	108,913	165,133
Net unrealized appreciation
(depreciation) on investments	3,680,325	(3,577,976)
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,039,771	3,341,972

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(2,856,881)	(5,825,632)
Class B shares	(339,009)	(828,230)
Class C shares	(48,145)	(88,542)
Total Dividends	(3,244,035)	(6,742,404)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	3,332,246	9,036,278
Class B shares	157,436	428,142
Class C shares	236,712	317,206
Dividends reinvested:
Class A shares	1,899,429	3,649,478
Class B shares	230,488	504,445
Class C shares	31,081	57,847
Cost of shares redeemed:
Class A shares	(9,162,615)	(17,484,086)
Class B shares	(3,920,944)	(7,974,698)
Class C shares	(136,567)	(224,987)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(7,332,734)	(11,690,375)
Total Increase (Decrease) in Net Assets	(3,536,998)	(15,090,807)

Net Assets ($):
Beginning of Period	172,464,090	187,554,897
End of Period	168,927,092	172,464,090
Undistributed investment income—net	6,498	—

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Capital Share Transactions:
Class Aa
Shares sold	208,214	559,187
Shares issued for dividends reinvested	118,444	226,067
Shares redeemed	(573,030)	(1,082,773)
Net Increase (Decrease) in Shares Outstanding	(246,372)	(297,519)

Class B [a]
Shares sold	9,863	26,465
Shares issued for dividends reinvested	14,390	31,259
Shares redeemed	(245,459)	(493,856)
Net Increase (Decrease) in Shares Outstanding	(221,206)	(436,132)

Class C
Shares sold	14,996	19,630
Shares issued for dividends reinvested	1,936	3,581
Shares redeemed	(8,549)	(13,963)
Net Increase (Decrease) in Shares Outstanding	8,383	9,248

[a]	During the period ended October 31, 2006, 55,960 Class B shares representing $895,164 were automatically converted to 55,902 Class A shares and during the period ended April 30, 2006, 324,858 Class B shares representing $5,250,528 were automatically converted to 324,609 Class A shares.
See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	15.88	16.19	15.78	16.13	15.47	15.40
Investment Operations:
Investment income—net [a]	.31	.62	.62	.63	.66	.72
Net realized and unrealized
gain (loss) on investments	.36	(.31)	.41	(.34)	.69	.07
Total from Investment Operations .67		.31	1.03	.29	1.35	.79
Distributions:
Dividends from investment
income—net	(.31)	(.62)	(.62)	(.63)	(.66)	(.71)
Dividends from net realized
gain on investments	—	—	—	(.01)	(.03)	(.01)
Total Distributions	(.31)	(.62)	(.62)	(.64)	(.69)	(.72)
Net asset value, end of period	16.24	15.88	16.19	15.78	16.13	15.47

Total Return (%) [b]	4.27[c]	1.89	6.62	1.78	8.86	5.18

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93[d]	.94	.95	.94	.94	.93
Ratio of net expenses
to average net assets	.92[d]	.94	.95	.94	.94	.93
Ratio of net investment income
to average net assets	3.87[d]	3.82	3.86	3.92	4.16	4.60
Portfolio Turnover Rate	4.66[c]	11.89	10.18	6.39	33.76	36.46

Net Assets, end of period
($ x 1,000)	147,087	147,733	155,436	161,796	191,003	190,173

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	15.87	16.18	15.77	16.11	15.46	15.38
Investment Operations:
Investment income—net [a]	.27	.53	.53	.55	.58	.64
Net realized and unrealized
gain (loss) on investments	.36	(.31)	.42	(.34)	.68	.08
Total from Investment Operations .63		.22	.95	.21	1.26	.72
Distributions:
Dividends from investment
income—net	(.27)	(.53)	(.54)	(.54)	(.58)	(.63)
Dividends from net realized
gain on investments	—	—	—	(.01)	(.03)	(.01)
Total Distributions	(.27)	(.53)	(.54)	(.55)	(.61)	(.64)
Net asset value, end of period	16.23	15.87	16.18	15.77	16.11	15.46

Total Return (%) [b]	4.00[c]	1.37	6.08	1.32	8.25	4.72

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.45[d]	1.46	1.46	1.45	1.45	1.43
Ratio of net expenses
to average net assets	1.44[d]	1.46	1.46	1.45	1.45	1.43
Ratio of net investment income
to average net assets	3.36[d]	3.30	3.35	3.41	3.65	4.08
Portfolio Turnover Rate	4.66[c]	11.89	10.18	6.39	33.76	36.46

Net Assets, end of period
($ x 1,000)	18,705	21,799	29,280	35,356	42,076	40,775
[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

22

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class C Shares (Unaudited)		2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	15.89	16.20	15.79	16.14	15.48	15.40
Investment Operations:
Investment income—net [a]	.25	.50	.50	.51	.54	.60
Net realized and unrealized
gain (loss) on investments	.36	(.31)	.41	(.34)	.69	.09
Total from Investment Operations	.61	.19	.91	.17	1.23	.69
Distributions:
Dividends from investment
income—net	(.25)	(.50)	(.50)	(.51)	(.54)	(.60)
Dividends from net realized
gain on investments	—	—	—	(.01)	(.03)	(.01)
Total Distributions	(.25)	(.50)	(.50)	(.52)	(.57)	(.61)
Net asset value, end of period	16.25	15.89	16.20	15.79	16.14	15.48

Total Return (%) [b]	3.88[c]	1.15	5.83	1.03	8.07	4.48

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.67[d]	1.68	1.69	1.68	1.67	1.66
Ratio of net expenses
to average net assets	1.66[d]	1.68	1.69	1.68	1.67	1.66
Ratio of net investment income
to average net assets	3.12[d]	3.08	3.11	3.18	3.44	3.83
Portfolio Turnover Rate	4.66[c]	11.89	10.18	6.39	33.76	36.46

Net Assets, end of period
($ x 1,000)	3,135	2,932	2,839	2,659	3,036	3,568
[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Pennsylvania Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

24

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

26

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $4,173,099 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, $1,286,262 of the carryover expires in fiscal 2011 and $2,886,837 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2006 were as follows: tax exempt income $6,742,404. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2006, the fund did not borrow under the Facility.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2006, the Distributor retained $1,140 from commissions earned on sales of the fund’s Class A shares and $24,976 and $2 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2006, Class B and Class C shares were charged $50,546 and $11,589, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2006, Class A, Class B and Class C shares were charged $184,882, $25,273 and $3,863, respectively, pursuant to the Shareholder Services Plan.

28

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2006, the fund was charged $39,863 pursuant to the transfer agency agreement.

During the period ended October 31, 2006, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $78,805, Rule 12b-1 distribution plan fees $9,926, shareholder services plan fees $35,820, chief compliance officer fees $1,363 and transfer agency per account fees $12,376.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2006, amounted to $7,721,029 and $15,817,983, respectively.

At October 31, 2006, accumulated net unrealized appreciation on investments was $9,655,506, consisting of $9,848,944 gross unrealized appreciation and $193,438 gross unrealized depreciation.

At October 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on August 2, 2006, the Board considered the re-approval for an annual period (through September 5, 2007) of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail front-end load, Pennsylvania municipal debt funds (the “Performance Group”)

30

and to a larger universe of funds, consisting of all retail and institutional Pennsylvania municipal debt funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board members noted that they had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons.The Board members noted that the fund’s yield performance for the past ten one-year periods ended June 30, 2006 (1997-2006) was lower than the Performance Group medians for each reported time period, and equal to or higher than the Performance Universe medians for each reported time period except the one-year periods ended June 30, 2003, 2004 and 2005, when it was lower. The Board members then reviewed the fund’s total return performance for various periods ended June 30, 2006, and noted that the fund’s performance was lower than the Performance Group medians for each reported time period,and higher than the Performance Universe medians for each reported time period, except the one-year period ended June 30, 2006, when it was lower. Dreyfus also provided the Board with the fund’s yield and total return performance and the quartile, percentile and rank of the fund’s yield and total return performance within its Lipper category (as provided by Lipper) for certain other periods.The Board noted that the fund’s yield was in Lipper’s second quartile (the first quartile being the best performance), and that the fund’s total return was in Lipper’s third quartile, for the three-month and year-to-date periods ended June 30, 2006.The Board members discussed with representatives of the Manager the reasons for the fund’s underperformance compared to the Performance Group and Performance Universe medians for the applicable periods, and the Manager’s efforts to improve performance. The Board also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected the fund’s performance.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee and total expense ratio were higher than the Expense Group and Expense Universe medians.

The Board members noted that there were no other mutual funds, and no institutional or wrap fee separate accounts, managed by the Manager or its affiliates with similar investment objectives, policies and strategies, as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.The Board members also considered potential benefits to the Manager and from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage determined by appropriate court cases to be reasonable given the services rendered to investment com-

32

panies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations described above, the Board made the following conclusions and determinations.

• The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate.

• The Board was satisfied with the Manager’s efforts to improve performance as discussed at the meeting, but concluded that it was necessary to continue to monitor the performance of the fund and its portfolio management team.

• The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 33

For More	Information

Dreyfus Premier State	Transfer Agent &
Municipal Bond Fund,	Dividend Disbursing Agent
Pennsylvania Series
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
21	Notes to Financial Statements
28	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Texas Series

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund,Texas Series, covering the six-month period from May 1, 2006, through October 31, 2006.

Although reports of slower U.S. economic growth and declining housing prices recently have raised economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong,and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of October, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, and that investors expect the Federal Reserve Board’s next move to be toward lower short-term interest rates. As always, we encourage you to discuss the implications of these and other matters with your financial adviser.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Texas Series perform relative to its benchmark?

For the six-month period ended October 31, 2006, the fund achieved total returns of 4.09% for Class A shares, 3.83% for Class B shares and 3.70% for Class C shares.1The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.12% for the same period.2 In addition, the fund is reported in the Lipper Other States Municipal Debt Funds category, and the average total return for all funds reported in this category was 3.36% for the reporting period.3

Despite heightened market volatility early in the reporting period, stabilizing interest rates and robust investor demand generally supported higher municipal bond prices.The fund produced higher returns than its Lipper category average, primarily due to its emphasis on longer-term bonds.The fund’s Class A shares produced returns that were roughly in line with its benchmark, which does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The municipal bond market encountered weakness at the start of the reporting period, when hawkish comments from Federal Reserve Board (the “Fed”) members rekindled investors’ inflation concerns. However, the market subsequently rallied, more than offsetting previous losses, as investors’ inflation concerns waned amid evidence of slower economic growth. The Fed lent credence to the view that inflationary pressures were likely to subside when it refrained from raising interest rates at its August, September and October meetings, the first pauses after more than two years of steady rate hikes.

Like many other states, Texas’s fiscal condition benefited from the strong economy. Although the supply of newly issued Texas bonds remained ample, other states had less need to borrow, causing the national supply of newly issued bonds to decline compared to the same period one year earlier. Yet, investor demand remained robust from investors seeking competitive levels of federally tax-exempt income, lending further support to bond prices.

We maintained the fund’s income stream even as longer-term bond yields fell by selling shorter-term securities with lower book yields and replacing them with longer-term securities that, in our judgment, offered better income characteristics. In doing so, we lengthened the fund’s average duration from a relatively short position to one that was in line with industry averages, enabling the fund to participate more fully in the market rally. In addition, the fund benefited from its core holdings of seasoned bonds, which were acquired when yields were

4

higher than current levels. Finally, because yield differences between lower-quality and higher-quality bonds had narrowed toward historically low levels, we generally maintained our focus on securities with higher credit ratings or third-party insurance.4 However, we occasionally found opportunities to invest in income-oriented municipal bonds that we believed were either underrated or were poised for an improvement in credit quality.

What is the fund’s current strategy?

Cooling housing markets, less robust employment gains and subdued inflation data currently indicate to us that the Fed is unlikely to raise interest rates in the foreseeable future. At the same time, demand for municipal bonds has remained robust from traditional and new market participants. Therefore, we may look for opportunities to increase the fund’s relatively long average duration in anticipation of lower long-term bond yields.

November 15, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Texas residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.
[4]	Portfolio insurance extends to the repayment of principal and payment of interest in the event of default. It does not extend to the market value of the portfolio securities or the value of the fund’s shares.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund,Texas Series from May 1, 2006 to October 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.32	$ 6.88	$ 8.16
Ending value (after expenses)	$1,040.90	$1,038.30	$1,037.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.28	$ 6.82	$ 8.08
Ending value (after expenses)	$1,020.97	$1,018.45	$1,017.19

† Expenses are equal to the fund’s annualized expense ratio of .84% for Class A, 1.34% for Class B and 1.59% for Class C; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.4%	Rate (%)	Date	Amount ($)	Value ($)

Alamo Community College District,
Limited Tax (Insured; MBIA)	4.38	2/15/25	1,190,000	1,191,737
Austin,
Utility System Revenue
(Insured; FSA)	5.13	11/15/16	1,110,000	1,126,639
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue	6.60	1/1/21	1,000,000	1,058,270
Barbers Hill Independent School
District (Insured; AMBAC)	5.00	2/15/23	540,000	573,631
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000	2,174,665
Comal Independent School District
(Permanent School Fund
Guaranteed)	5.00	2/1/18	1,305,000	1,387,959
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; FSA)	5.50	9/1/18	1,955,000	2,136,404
Corpus Christi,
Utility System Revenue
(Insured; FSA)	5.00	7/15/21	1,000,000	1,061,770
Del Mar College District
(Insured; FGIC)	5.25	8/15/17	1,295,000	1,406,758
Denton,
GO (Insured; CIFG)	5.00	2/15/22	450,000	482,256
Denton Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	8/15/12	2,495,000 [a]	1,069,157
Denton Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	8/15/23	135,000	56,423
El Paso Independent School
District (Permanent School
Fund Guaranteed)	5.00	8/15/20	415,000	440,971
Fort Worth,
General Purpose	5.00	3/1/20	700,000	745,976

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Frenship Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	2/15/21	470,000	242,901
Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC)	5.25	2/1/18	1,000,000	1,077,860
Houston,
Tax and Revenue Certificates
of Obligation	5.63	3/1/11	550,000 [a]	595,089
Houston,
Tax and Revenue Certificates
of Obligation	5.63	3/1/11	300,000 [a]	324,594
Houston,
Water and Sewer Systems
Revenue (Insured; FSA)	5.00	12/1/18	1,145,000	1,210,918
Houston,
Water and Sewer Systems
Revenue (Insured; FSA)	0.00	12/1/19	2,000,000	1,159,580
Houston,
Water and Sewer Systems
Revenue (Insured; FSA)	0.00	12/1/19	750,000	432,622
Lake Worth Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	2/15/23	1,435,000	670,102
Laredo Independent School District
Public Facility Corp., LR
(Insured; AMBAC)	5.00	8/1/29	1,000,000	1,031,240
Laredo Independent School District
Public Facility Corp., LR,
Series A (Insured; AMBAC)	5.00	8/1/21	1,000,000	1,039,080
Laredo Independent School District
Public Facility Corp., LR,
Series F (Insured; AMBAC)	5.00	8/1/21	740,000	774,943
Leander Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	8/15/30	2,000,000	581,900

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Lubbock,
Tax and Electric Light and
Power System Surplus Revenue,
Certificates of Obligation
(Insured; MBIA)	5.00	4/15/18	505,000	533,452
Lubbock Health Facilities
Development Corp., Revenue
(Sears Plains Project)
(Collateralized; GNMA)	5.50	1/20/21	995,000	1,054,600
Lubbock Housing Finance Corp.,
MFHR (Las Colinas Quail Creek
Apartments)	6.00	7/1/22	1,175,000	1,212,095
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000	1,382,823
Mesquite Independent School
District (Permanent School
Fund Guaranteed)	5.50	8/15/19	1,045,000	1,141,297
Mesquite Independent School
District (Permanent School
Fund Guaranteed)	5.50	8/15/20	1,100,000	1,201,365
Mesquite Independent School
District (Permanent School
Fund Guaranteed)	0.00	8/15/27	1,000,000	361,540
Midlothian Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	2/15/22	1,750,000	859,460
Montgomery Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	5.00	2/15/25	2,065,000	2,199,844
North Central Health Facilities
Development Corp., Revenue
(Zale Lipshy University
Hospital Project) (Insured; FSA)	5.45	4/1/19	2,000,000	2,050,400
North Harris Montgomery Community
College District (Insured; FGIC)	5.38	2/15/17	1,000,000	1,078,990

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000	1,106,674
Prosper,
Combination Tax and Revenue
Certificates of Obligation
(Insured; FGIC)	4.50	8/15/26	805,000	812,253
San Antonio	5.00	2/1/08	5,000 [a]	5,090
San Antonio	5.00	2/1/16	120,000	121,940
San Antonio,
Electric and Gas Revenue	5.50	2/1/07	245,000 [a]	248,572
San Antonio,
Electric and Gas Revenue	5.50	2/1/20	255,000	298,768
Schertz-Cibolo-Universal City
Independent School District
(Permanent School Fund
Guaranteed)	5.25	8/1/20	1,275,000	1,356,575
Sharyland Independent School
District, School Building
(Permanent School Fund
Guaranteed)	5.00	2/15/17	1,130,000	1,204,185
Texas Department of Housing and
Community Affairs, SFMR
(Insured; FSA)	4.80	9/1/20	910,000	930,075
Texas National Research Laboratory
Commission Financing Corp., LR
(Superconducting Super
Collider Project)	6.95	12/1/12	700,000	772,226
Texas Water Development Board,
State Revolving Fund Senior
Lien Revenue	5.25	7/15/17	1,500,000	1,501,860
Tyler Health Facilities
Development Corp., HR (East
Texas Medical Center Regional
Healthcare System Project)	6.63	11/1/11	490,000	490,461
Tyler Health Facilities
Development Corp., HR (East
Texas Medical Center Regional
Healthcare System Project)	6.75	11/1/25	1,000,000	1,010,400

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Waxahachie Community Development
Corp., Sales Tax Revenue
(Insured; MBIA)	0.00	8/1/20	1,430,000	688,960
Waxahachie Community Development
Corp., Sales Tax Revenue
(Insured; MBIA)	0.00	8/1/23	1,000,000	403,540
Total Long-Term
Municipal Investments
(cost $46,257,536)				48,080,890

Short-Term Municipal
Investment—2.0%

Bell County Health Facilities
Development Corporation, HR
(Scott and White Memorial
Hospital and Scott, Sherwood
and Brindley Foundation
Project) (Insured; MBIA and
Liquidity Facility; JPMorgan
Chase Bank)
(cost $1,000,000)	3.63	11/1/06	1,000,000 [b]	1,000,000

Total Investments (cost $47,257,536)			99.4%	49,080,890

Cash and Receivables (Net)			.6%	285,573

Net Assets			100.0%	49,366,463

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Securities payable on demand.Variable interest rate—subject to periodic change.
[c] At October 31, 2006, 25.9% of the fund’s net assets are guaranteed by the Permanent School Fund.

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

12

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%) †

AAA		Aaa		AAA	88.7
AA		Aa		AA	3.7
BBB		Baa		BBB	2.1
BB		Ba		BB	5.5
					100.0

† Based on total investments.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES October 31, 2006 (Unaudited)
		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		47,257,536	49,080,890
Interest receivable			662,907
Receivable for shares of Beneficial Interest subscribed			11,842
Prepaid expenses			11,166
			49,766,805

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			31,963
Cash overdraft due to Custodian			275,810
Payable for shares of Beneficial Interest redeemed			74,398
Accrued expenses			18,171
			400,342

Net Assets ($)			49,366,463

Composition of Net Assets ($):
Paid-in capital			47,309,999
Accumulated net realized gain (loss) on investments			233,110
Accumulated gross unrealized appreciation on investments			1,823,354

Net Assets ($)			49,366,463

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	45,378,768	2,091,468	1,896,227
Shares Outstanding	2,152,705	99,228	90,002

Net Asset Value Per Share ($)	21.08	21.08	21.07

See notes to financial statements.
14

STATEMENT OF OPERATIONS Six Months Ended October 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	1,205,960
Expenses:
Management fee—Note 3(a)	137,720
Shareholder servicing costs—Note 3(c)	74,067
Audit fees	13,707
Distribution fees—Note 3(b)	12,574
Registration fees	12,061
Custodian fees	2,971
Prospectus and shareholders’ reports	2,386
Trustees’ fees and expenses—Note 3(d)	772
Legal fees	233
Loan commitment fees—Note 2	136
Miscellaneous	10,226
Total Expenses	266,853
Less—reduction in management fee
due to undertaking —Note 3(a)	(41,303)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(2,858)
Net Expenses	222,692
Investment Income—Net	983,268

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	24,402
Net unrealized appreciation (depreciation) on investments	969,963
Net Realized and Unrealized Gain (Loss) on Investments	994,365
Net Increase in Net Assets Resulting from Operations	1,977,633

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Operations ($):
Investment income—net	983,268	2,108,100
Net realized gain (loss) on investments	24,402	345,673
Net unrealized appreciation
(depreciation) on investments	969,963	(1,321,767)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,977,633	1,132,006

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(914,747)	(1,940,923)
Class B shares	(37,730)	(100,426)
Class C shares	(30,791)	(66,751)
Net realized gain on investments:
Class A shares	—	(351,712)
Class B shares	—	(20,855)
Class C shares	—	(15,672)
Total Dividends	(983,268)	(2,496,339)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	1,301,527	2,774,808
Class B shares	11,140	24,582
Class C shares	39,837	367,437
Dividends reinvested:
Class A shares	564,020	1,384,351
Class B shares	23,166	53,992
Class C shares	10,847	24,372
Cost of shares redeemed:
Class A shares	(3,218,075)	(5,966,075)
Class B shares	(287,912)	(946,656)
Class C shares	(72,039)	(484,131)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,627,489)	(2,767,320)
Total Increase (Decrease) in Net Assets	(633,124)	(4,131,653)

Net Assets ($):
Beginning of Period	49,999,587	54,131,240
End of Period	49,366,463	49,999,587

16

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Capital Share Transactions:
Class Aa
Shares sold	62,610	132,155
Shares issued for dividends reinvested	27,056	65,919
Shares redeemed	(154,501)	(283,895)
Net Increase (Decrease) in Shares Outstanding	(64,835)	(85,821)

Class Ba
Shares sold	540	1,162
Shares issued for dividends reinvested	1,111	2,559
Shares redeemed	(13,887)	(44,992)
Net Increase (Decrease) in Shares Outstanding	(12,236)	(41,271)

Class C
Shares sold	1,906	17,484
Shares issued for dividends reinvested	521	1,162
Shares redeemed	(3,434)	(23,086)
Net Increase (Decrease) in Shares Outstanding	(1,007)	(4,440)

[a]	During the period ended October 31, 2006, 2,528 Class B shares representing $52,345 were automatically converted to 2,528 Class A shares and during the period ended April 30, 2006, 11,806 Class B shares representing $250,399 were automatically converted to 11,802 Class A shares.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	20.66	21.22	21.00	21.61	20.81	20.24
Investment Operations:
Investment income—net [a]	.42	.86	.87	.88	.94	.94
Net realized and unrealized
gain (loss) on investments	.42	(.40)	.31	(.42)	.86	.68
Total from Investment Operations	.84	.46	1.18	.46	1.80	1.62
Distributions:
Dividends from
investment income—net	(.42)	(.86)	(.87)	(.88)	(.94)	(.94)
Dividends from net realized
gain on investments	—	(.16)	(.09)	(.19)	(.06)	(.11)
Total Distributions	(.42)	(1.02)	(.96)	(1.07)	(1.00)	(1.05)
Net asset value, end of period	21.08	20.66	21.22	21.00	21.61	20.81

Total Return (%) [b]	4.09[c]	2.19	5.70	2.15	8.83	8.11

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01[d]	1.02	1.00	.98	.96	.95
Ratio of net expenses
to average net assets	.84[d]	.83	.84	.85	.85	.85
Ratio of net investment income
to average net assets	3.98[d]	4.09	4.09	4.11	4.43	4.54
Portfolio Turnover Rate	10.97[c]	9.86	10.47	24.64	15.82	32.62

Net Assets, end of period
($ x 1,000)	45,379	45,818	48,868	49,461	53,100	53,009

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

18

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	20.66	21.21	20.99	21.60	20.80	20.24
Investment Operations:
Investment income—net [a]	.36	.75	.76	.77	.83	.83
Net realized and unrealized
gain (loss) on investments	.42	(.38)	.31	(.42)	.86	.67
Total from Investment Operations	.78	.37	1.07	.35	1.69	1.50
Distributions:
Dividends from
investment income—net	(.36)	(.76)	(.76)	(.77)	(.83)	(.83)
Dividends from net realized
gain on investments	—	(.16)	(.09)	(.19)	(.06)	(.11)
Total Distributions	(.36)	(.92)	(.85)	(.96)	(.89)	(.94)
Net asset value, end of period	21.08	20.66	21.21	20.99	21.60	20.80

Total Return (%) [b]	3.83[c]	1.73	5.18	1.64	8.29	7.52

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.54[d]	1.55	1.53	1.49	1.47	1.46
Ratio of net expenses
to average net assets	1.34[d]	1.33	1.35	1.35	1.35	1.35
Ratio of net investment income
to average net assets	3.48[d]	3.59	3.60	3.62	3.92	4.04
Portfolio Turnover Rate	10.97[c]	9.86	10.47	24.64	15.82	32.62

Net Assets, end of period
($ x 1,000)	2,091	2,303	3,240	4,997	7,835	6,994

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	20.65	21.20	20.99	21.60	20.79	20.23
Investment Operations:
Investment income—net [a]	.34	.70	.72	.71	.78	.77
Net realized and unrealized
gain (loss) on investments	.42	(.39)	.29	(.41)	.86	.68
Total from Investment Operations	.76	.31	1.01	.30	1.64	1.45
Distributions:
Dividends from
investment income—net	(.34)	(.70)	(.71)	(.72)	(.77)	(.78)
Dividends from net realized
gain on investments	—	(.16)	(.09)	(.19)	(.06)	(.11)
Total Distributions	(.34)	(.86)	(.80)	(.91)	(.83)	(.89)
Net asset value, end of period	21.07	20.65	21.20	20.99	21.60	20.79

Total Return (%) [b]	3.70[c]	1.47	4.86	1.37	8.06	7.25

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.80[d]	1.78	1.76	1.73	1.74	1.73
Ratio of net expenses
to average net assets	1.59[d]	1.58	1.60	1.60	1.60	1.60
Ratio of net investment income
to average net assets	3.23[d]	3.33	3.35	3.32	3.61	3.76
Portfolio Turnover Rate	10.97[c]	9.86	10.47	24.64	15.82	32.62

Net Assets, end of period
($ x 1,000)	1,896	1,879	2,024	3,013	1,788	632

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Texas Series (the “fund”). The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

22

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for, accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2006, were as follows: tax exempt income $2,108,100 and long term capital gains $388,239.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2006, the fund did not borrow under the Facility.

24

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from May 1, 2006 through October 31, 2006 to reduce the management fee paid by the fund, if the fund’s aggregate expenses, excluding Rule 12b-1 distribution plan fees, taxes, brokerage fees, commitment fees,interest on borrowings and extraordinary expenses,exceed an annual rate of .85% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $41,303 during the period ended October 31, 2006.

During the period ended October 31, 2006, the Distributor retained $118 from commissions earned on sales of the fund’s Class A shares and $2,657 and $2 from CDSC on redemptions of the fund’s Class B and Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2006, Class B and Class C shares were charged $5,420 and $7,154, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2006, Class A, Class B and Class C shares were charged $57,506, $2,710 and $2,384, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2006, the fund was charged $7,701 pursuant to the transfer agency agreement.

During the period ended October 31, 2006, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $23,058, Rule 12b-1 distribution plan fees $2,092, shareholders services plan fees $10,481, chief compliance officer fees $1,363, transfer agency per account fees $2,237, which are offset against an expense reimbursement currently in effect in the amount of $7,268.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2006, amounted to $5,346,019 and $7,847,641, respectively.

At October 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

NOTE 5—Subsequent Event:

At a meeting of the Board of Trustees of Dreyfus Premier State Municipal Bond (the “Trust”) held on November 15, 2006, the Board approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of the fund and Dreyfus Municipal Funds, Inc., on behalf of Dreyfus Premier Select Municipal Bond Fund (the “Acquiring Fund”). The Agreement provides for the transfer of the fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the fund’s stated liabilities, the distribution of shares of the Acquiring Fund to the fund’s shareholders and the subsequent termination of the fund (the “Reorganization”). It is currently contemplated that holders of fund shares as of December 15, 2006 will be asked to approve the Agreement on behalf of the fund at a special meeting of shareholders to be held on or about March 1, 2007. The Reorganization is expected to take place on or about March 13, 2007. In anticipation of the Reorganization, effective on or about November 17, 2006, the fund will be closed to any investments for new accounts.

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on August 2, 2006, the Board considered the re-approval for an annual period (through September 5, 2007) of the Trust’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail front-end load, Texas intermediate municipal debt funds (the

28

“Performance Group”) and to a larger universe of funds, consisting of all retail and institutional “other states” intermediate municipal debt funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board members noted that they had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons.The Board members noted that the fund’s yield performance for the past ten one-year periods ended June 30, 2006 (1997-2006) was equal to or higher than the Performance Group medians for each reported time period except the one-year periods ended June 30, 2001 and 2002, when it was lower, and that the fund’s yield performance was higher than the Performance Universe medians for each reported time period.The Board members then reviewed the fund’s total return performance for various periods ended June 30, 2006, and noted that the fund’s performance was higher than the Performance Group and Performance Universe medians for each reported time period.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee and total expense ratio were equal to or lower than the Expense Group and Expense Universe medians.The Board noted the Manager’s current undertaking to waive or reimburse certain fees and expenses to limit the fund’s expense ratio.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates included in the same category as the fund (the “Similar Funds”). The Manager’s representatives explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to managing and providing services to the fund.The Manager’s represen-

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

tatives also reviewed the costs associated with distribution through intermediaries. The Board members considered the relevance of the fee information provided for the Similar Funds managed by the Manager or its affiliates to evaluate the appropriateness and reasonableness of the fund’s management fee.The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the services to be provided. Representatives of the Manager informed the Board members that there were no other institutional or wrap fee separate accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage determined by appropriate court

30

cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations described above, the Board made the following conclusions and determinations.

• The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Manager by the fund was reasonable (noting the Manager’s agreement to waive a portion of its fee) in light of the services provided, comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 31

NOTES

For More	Information

Dreyfus Premier State	Transfer Agent &
Municipal Bond Fund,	Dividend Disbursing Agent
Texas Series
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
26	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier State
Municipal Bond Fund,
Virginia Series

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier State Municipal Bond Fund,Virginia Series, covering the six-month period from May 1, 2006, through October 31, 2006.

Although reports of slower U.S. economic growth and declining housing prices recently have raised economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong,and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of October, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, and that investors expect the Federal Reserve Board’s next move to be toward lower short-term interest rates. As always, we encourage you to discuss the implications of these and other matters with your financial adviser.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Joseph Darcy, Portfolio Manager

How did Dreyfus Premier State Municipal Bond Fund, Virginia Series perform relative to its benchmark?

For the six-month period ended October 31, 2006, the fund achieved total returns of 3.49% for Class A shares, 3.29% for Class B shares and 3.10% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.12% for the same period.2

After encountering weakness early in the reporting period, municipal bonds rallied as inflation and interest-rate concerns eased. The fund produced lower returns than its benchmark, primarily because its longstanding holdings of high-coupon securities tend to be less responsive than most bonds to falling long-term interest rates. In addition, the fund’s benchmark contains securities from many states, not just Virginia, and its performance does not reflect fund fees and expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax and Virginia state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Virginia state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments. We focus on bonds

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

After a sustained period in which fixed-income investors were encouraged by robust economic growth and low inflation, market sentiment appeared to deteriorate in the spring of 2006. Hawkish comments by members of the Federal Reserve Board (the “Fed”) and rising energy prices sparked renewed concerns regarding inflation and interest rates, leading to a decline in municipal bond prices.

However, investors’ inflation worries eased over the summer, as softening housing markets and less impressive employment gains indicated that U.S. economic growth might be slowing. Indeed, the Fed cited a slowing economy when it refrained from raising short-term interest rates at its meetings in August, September and October, its first pauses in more than two years. As investors anticipated and reacted to the change in Fed policy, municipal bond prices rallied, enabling the fund to post solidly positive total returns for the reporting period overall.

Supply-and-demand factors remained supportive of municipal bond prices.Virginia and its municipalities have taken in more tax revenue than originally projected, reducing their need to borrow. As a result, municipal bond issuance volume in Virginia declined sharply compared to the same period one year earlier. Meanwhile, demand remained robust from investors seeking high current tax-exempt yields.

Despite lower longer-term municipal bond yields over the reporting period, the fund continued to receive strong income contributions from its core holdings, which were purchased at higher rates than are

4

available today. However, because these seasoned securities tend to be less sensitive to falling long-term rates, the fund did not participate as strongly as its benchmark in the market rally, limiting the contribution of price gains to its total return.

When making new purchases, we focused on securities with strong liquidity characteristics. In addition, we found a number of income-oriented opportunities in bonds backed by Virginia nursing homes and assisted care facilities.

What is the fund’s current strategy?

If the municipal bond market were to sustain itself over the next two months, 2006 will become the seventh consecutive calendar year of positive tax-exempt market performance. Of course, there is no guarantee how the municipal bond market will perform. In our view, slower economic growth and favorable supply-and-demand dynamics could continue to support municipal bond prices over the foreseeable future. However, to protect the fund from the possibility of an unexpected economic resurgence, we have continued to set the fund’s weighted average duration in a range we consider shorter than industry averages.

November 15, 2006

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Virginia residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier State Municipal Bond Fund,Virginia Series from May 1, 2006 to October 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 5.03	$ 7.63	$ 8.86
Ending value (after expenses)	$1,034.90	$1,032.90	$1,031.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2006
	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.99	$ 7.58	$ 8.79
Ending value (after expenses)	$1,020.27	$1,017.69	$1,016.48

† Expenses are equal to the fund’s annualized expense ratio of .98% for Class A, 1.49% for Class B, and 1.73% for Class C; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—96.7%	Rate (%)	Date	Amount ($)	Value ($)

Virginia—79.6%
Alexandria,
Consolidated Public Improvement	5.50	6/15/10	2,625,000 [a]	2,827,886
Alexandria Redevelopment and
Housing Authority,
Multi-Family Housing Mortgage
Revenue (Buckingham Village
Apartments)	6.13	7/1/21	3,000,000	3,041,460
Amherst Industrial Development
Authority, Educational
Facilities Revenue
(Sweet Briar College)	5.00	9/1/26	1,000,000	1,054,360
Bristol,
Utility System Revenue
(Insured; MBIA)	5.25	7/15/20	2,185,000	2,375,576
Chesapeake,
GO Public Improvement	5.50	12/1/17	1,750,000	1,903,563
Chesapeake Toll Road,
Expressway Revenue	5.63	7/15/19	1,250,000	1,314,387
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,708,755
Dulles Town Center Community
Development Authority, Special
Assessment Tax (Dulles Town
Center Project)	6.25	3/1/26	2,980,000	3,110,435
Economic Development Authority of
James City County, Residential
Care Facility First Mortgage
Revenue (Williamsburg
Landing, Inc.)	5.50	9/1/34	750,000	772,733
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,655,000 [a]	1,776,758
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,830,000 [a]	1,964,633
Hampton Redevelopment and Housing
Authority, First Mortgage
Revenue (Olde Hampton Hotel
Associates Project)	6.50	7/1/16	1,200,000	1,176,648

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Virginia (continued)
Industrial Development Authority
of Albemarle County, HR
(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000	1,552,797
Industrial Development Authority
of Pittsylvania County, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P. Project)	7.65	1/1/10	600,000	631,902
Industrial Development Authority
of the County of Prince
William, Educational
Facilities Revenue (Catholic
Diocese of Arlington)	5.50	10/1/33	1,000,000	1,062,180
Industrial Development Authority
of the County of Prince
William, Residential Care
Facility First Mortgage Revenue
(Westminster at Lake Ridge)	6.63	1/1/07	1,000,000 [a]	1,024,270
Industrial Development Authority
of the County of Spotsylvania,
Public Facility Revenue
(Spotsylvania School Facilities
Project) (Insured; AMBAC)	5.00	2/1/30	1,500,000	1,585,290
Isle of Wight County Industrial
Development Authority, Solid
Waste Disposal Facilities Revenue
(Union Camp Corp. Project)	6.10	5/1/27	2,850,000	2,926,950
Loudoun County Sanitation
Authority, Water and
Sewer Revenue	5.00	1/1/33	2,000,000	2,123,040
Peninsula Ports Authority of
Virginia, Residential Care
Facility Revenue (Virginia
Baptist Homes)	5.40	12/1/33	500,000	514,070
Prince William County,
COP (Prince William County
Facilities) (Insured; AMBAC)	4.50	9/1/25	1,400,000	1,423,870
Richmond Metropolitan Authority,
Expressway Revenue
(Insured; FGIC)	5.25	7/15/17	3,100,000	3,440,287

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Virginia (continued)
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; MBIA)	5.50	7/1/21	2,500,000	2,696,850
Tobacco Settlement Financing Corp.
of Virginia, Tobacco
Settlement Asset-Backed Bonds	5.63	6/1/37	1,000,000	1,067,950
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)	5.00	6/1/36	1,000,000	1,033,420
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.75	7/1/22	1,000,000	1,015,160
Virginia Housing Development
Authority, Multi-Family Housing	5.95	5/1/16	710,000	725,911
Virginia Port Authority,
Port Facilities Revenue
(Insured; FGIC)	4.75	7/1/31	1,500,000	1,518,720
Virginia Public Building
Authority, Public
Facilities Revenue	5.75	8/1/10	2,700,000 [a]	2,911,410
Virginia Resource Authority,
Clean Water Revenue
(State Revolving Fund)	5.38	10/1/10	3,035,000 [a]	3,239,771
U.S. Related—17.1%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	1,500,000 [a]	1,627,635
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	342,850
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	1,000,000	1,077,250
Puerto Rico Commonwealth
(Insured; MBIA)	6.66	7/1/12	2,950,000 [b,c]	3,543,511
Puerto Rico Commonwealth,
Public Improvement	6.00	7/1/07	1,500,000 [a]	1,547,565

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement
(Insured; MBIA)	5.50	7/1/12	50,000	55,030
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts
Taxes Loan Note	6.50	10/1/10	3,000,000 [a]	3,335,910
Total Long-Term Municipal Investments
(cost $61,496,177)				65,050,793

Short-Term Municipal
Investment—1.5%

Virginia;
Richmond Industrial Development
Authority, Educational
Facilities Revenue (Church
Schools in the Diocese of
Virginia) (LOC; SunTrust Bank)
(cost $1,000,000)	3.59	11/1/06	1,000,000 [d]	1,000,000

Total Investments (cost $62,496,177)			98.2%	66,050,793
Cash and Receivables (Net)			1.8%	1,229,545
Net Assets			100.0%	67,280,338

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Inverse floater security—the interest rate is subject to change periodically.
[c] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, this security amounted to $3,543,511 or 5.3% of net assets.
[d] Securities payable on demand.Variable interest rate—subject to periodic change.

10

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	49.0
AA	Aa		AA	16.2
A	A		A	5.5
BBB	Baa		BBB	15.2
BB	Ba		BB	1.6
F1	MIG1/P1		SP1/A1	1.5
Not Rated [e]	Not Rated [e]		Not Rated [e]	11.0
				100.0

†	Based on total investments.
[e]	Security which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		62,496,177	66,050,793
Cash			402,000
Interest receivable			921,483
Receivable for shares of Beneficial Interest subscribed			9,881
Prepaid expenses			9,985
			67,394,142

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			58,037
Payable for shares of Beneficial Interest redeemed			31,648
Accrued expenses			24,119
			113,804

Net Assets ($)			67,280,338

Composition of Net Assets ($):
Paid-in capital			65,476,460
Accumulated net realized gain (loss) on investments			(1,750,738)
Accumulated net unrealized appreciation
(depreciation) on investments			3,554,616

Net Assets ($)			67,280,338

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	59,351,146	5,183,255	2,745,937
Shares Outstanding	3,523,678	307,825	163,150

Net Asset Value Per Share ($)	16.84	16.84	16.83

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS Six Months Ended October 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	1,747,751
Expenses:
Management fee—Note 3(a)	189,169
Shareholder servicing costs—Note 3(c)	109,441
Distribution fees—Note 3(b)	24,126
Professional fees	10,870
Custodian fees	10,729
Registration fees	10,258
Prospectus and shareholders’ reports	3,550
Trustees’ fees and expenses—Note 3(d)	1,164
Loan commitment fees—Note 2	296
Miscellaneous	10,167
Total Expenses	369,770
Less—reduction in management fee
due to undertaking—Note 3(a)	(4,291)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(2,850)
Net Expenses	362,629
Investment Income—Net	1,385,122

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(12,029)
Net unrealized appreciation (depreciation) on investments	960,899
Net Realized and Unrealized Gain (Loss) on Investments	948,870
Net Increase in Net Assets Resulting from Operations	2,333,992

See notes to financial statements.
14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Operations ($):
Investment income—net	1,385,122	2,932,601
Net realized gain (loss) on investments	(12,029)	33,689
Net unrealized appreciation
(depreciation) on investments	960,899	(1,919,173)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,333,992	1,047,117

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,240,222)	(2,594,025)
Class B shares	(98,408)	(234,918)
Class C shares	(46,491)	(103,658)
Total Dividends	(1,385,121)	(2,932,601)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	2,057,036	3,475,711
Class B shares	40,209	390,611
Class C shares	3,479	619,128
Dividends reinvested:
Class A shares	771,375	1,573,870
Class B shares	49,465	110,989
Class C shares	28,302	56,581
Cost of shares redeemed:
Class A shares	(5,313,579)	(8,570,711)
Class B shares	(776,217)	(2,004,157)
Class C shares	(209,789)	(1,019,054)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(3,349,719)	(5,367,032)
Total Increase (Decrease) in Net Assets	(2,400,848)	(7,252,516)

Net Assets ($):
Beginning of Period	69,681,186	76,933,702
End of Period	67,280,338	69,681,186

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	October 31, 2006	Year Ended
	(Unaudited)	April 30, 2006

Capital Share Transactions:
Class A [a]
Shares sold	123,524	205,929
Shares issued for dividends reinvested	46,225	93,135
Shares redeemed	(318,749)	(507,913)
Net Increase (Decrease) in Shares Outstanding	(149,000)	(208,849)

Class B [a]
Shares sold	2,417	23,154
Shares issued for dividends reinvested	2,966	6,568
Shares redeemed	(46,662)	(118,722)
Net Increase (Decrease) in Shares Outstanding	(41,279)	(89,000)

Class C
Shares sold	209	36,722
Shares issued for dividends reinvested	1,698	3,353
Shares redeemed	(12,735)	(60,681)
Net Increase (Decrease) in Shares Outstanding	(10,828)	(20,606)

[a]	During the period ended October 31, 2006, 16,346 Class B shares representing $273,668 were automatically converted to 16,346 Class A shares and during the period ended April 30, 2006, 78,170 Class B shares representing $1,317,580 were automatically converted to 78,143 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except porfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class A Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	16.61	17.04	16.73	17.17	16.68	16.51
Investment Operations:
Investment income—net [a]	.34	.69	.66	.68	.76	.79
Net realized and unrealized
gain (loss) on investments	.23	(.43)	.31	(.44)	.49	.17
Total from Investment Operations	.57	.26	.97	.24	1.25	.96
Distributions:
Dividends from
investment income—net	(.34)	(.69)	(.66)	(.68)	(.76)	(.79)
Net asset value, end of period	16.84	16.61	17.04	16.73	17.17	16.68

Total Return (%) [b]	3.49[c]	1.51	5.87	1.39	7.64	5.86

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.98[d]	.99	.99	.97	.96	.94
Ratio of net expenses
to average net assets	.98[d]	.98	.98	.97	.96	.94
Ratio of net investment income
to average net assets	4.10[d]	4.06	3.88	3.99	4.49	4.68
Portfolio Turnover Rate	10.85[c]	41.99	36.57	75.03	46.83	18.46

Net Assets, end of period
($ x 1,000)	59,351	60,998	66,155	68,341	72,390	72,249

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class B Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	16.60	17.04	16.72	17.17	16.67	16.51
Investment Operations:
Investment income—net [a]	.30	.60	.56	.59	.67	.70
Net realized and unrealized
gain (loss) on investments	.24	(.44)	.33	(.45)	.51	.16
Total from Investment Operations	.54	.16	.89	.14	1.18	.86
Distributions:
Dividends from
investment income—net	(.30)	(.60)	(.57)	(.59)	(.68)	(.70)
Net asset value, end of period	16.84	16.60	17.04	16.72	17.17	16.67

Total Return (%) [b]	3.29[c]	.94	5.40	.82	7.17	5.26

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.49[d]	1.51	1.51	1.48	1.46	1.45
Ratio of net expenses
to average net assets	1.49[d]	1.49	1.49	1.48	1.46	1.45
Ratio of net investment income
to average net assets	3.59[d]	3.55	3.37	3.48	3.98	4.17
Portfolio Turnover Rate	10.85[c]	41.99	36.57	75.03	46.83	18.46

Net Assets, end of period
($ x 1,000)	5,183	5,796	7,465	9,761	14,593	16,265

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

18

	Six Months Ended
	October 31, 2006		Year Ended April 30,

Class C Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	16.60	17.03	16.71	17.16	16.66	16.50
Investment Operations:
Investment income—net[a]	.28	.56	.53	.56	.63	.66
Net realized and unrealized
gain (loss) on investments	.23	(.43)	.32	(.46)	.51	.16
Total from Investment Operations	.51	.13	.85	.10	1.14	.82
Distributions:
Dividends from
investment income—net	(.28)	(.56)	(.53)	(.55)	(.64)	(.66)
Net asset value, end of period	16.83	16.60	17.03	16.71	17.16	16.66

Total Return (%) [b]	3.10[c]	.76	5.16	.58	6.92	5.01

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.73[d]	1.74	1.73	1.71	1.70	1.68
Ratio of net expenses
to average net assets	1.73[d]	1.72	1.72	1.71	1.70	1.68
Ratio of net investment income
to average net assets	3.35[d]	3.32	3.14	3.25	3.74	3.92
Portfolio Turnover Rate	10.85[c]	41.99	36.57	75.03	46.83	18.46

Net Assets, end of period
($ x 1,000)	2,746	2,887	3,314	3,518	4,055	3,286

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier State Municipal Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers eleven series including the Virginia Series (the “fund”).The fund’s investment objective is to maximize current income exempt from federal and, where applicable, state income taxes, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each Class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective June 1, 2006, the fund no longer offers Class B shares except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

20

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

22

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $1,738,709 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2006. If not applied, $568,745 of the carryover expires in fiscal 2009, $151,002 expires in fiscal 2010, $939,845 expires in fiscal 2011 and $79,117 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2006 was as follows: tax exempt income $2,932,601.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2006, the fund did not borrow under the Facility.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from May 1, 2006 through October 31, 2006 to reduce the management fee paid by the fund, if the fund’s aggregate expenses, excluding Rule 12b-1 distribution plan fees, taxes, brokerage fees, commitment fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $4,291 during the period ended October 31, 2006.

During the period ended October 31, 2006, the Distributor retained $2,111 from commissions earned on sales of the fund’s Class A shares and $7,118 and $2 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2006, Class B and Class C shares were charged $13,710 and $10,416, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the

24

period ended October 31, 2006, Class A, Class B and Class C shares were charged $75,659, $6,855 and $3,472, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2006, the fund was charged $18,012 pursuant to the transfer agency agreement.

During the period ended October 31, 2006, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $31,580, Rule 12b-1 distribution plan fees $3,934, chief compliance officer fees $1,363, shareholder services plan fees $14,201 and transfer agency per account fees $7,960, which are offset against an expense reimbursement currently in effect in the amount of $1,001.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2006, amounted to $7,187,317 and $8,709,248, respectively.

At October 31, 2006, accumulated net unrealized appreciation on investments was $3,554,616, consisting of $3,585,109 gross unrealized appreciation and $30,493 gross unrealized depreciation.

At October 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on August 2, 2006, the Board considered the re-approval for an annual period (through September 5, 2007) of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail front-end load, Virginia municipal debt funds (the “Performance

26

Group”) and to a larger universe of funds, consisting of all retail and institutional Virginia municipal debt funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board members noted that they had been provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons. The Board members noted that the fund’s yield performance for the past ten one-year periods ended June 30, 2006 (1997-2006) was equal to or higher than the Performance Group medians for each reported time period except the one-year period ended June 30, 2005, when it was slightly lower, and that the fund’s yield performance was higher than the Performance Universe medians for each reported time period.The Board members then reviewed the fund’s total return performance for various periods ended June 30, 2006, and noted that the fund’s performance was variously higher and lower than the Performance Group medians during the reported time periods, and higher than the Performance Universe medians for the two-, four-, five- and ten-year periods, and lower for the one-, and three-year periods.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee and total expense ratio were higher than the Expense Group and Expense Universe medians.The Board noted the Manager’s current undertaking to waive or reimburse certain fees and expenses and to limit the fund’s expense ratio.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates included in the same category as the fund (the “Similar Funds”).The Manager’s representatives explained the nature of the Similar Funds and the differences, from the Manager’s perspective, in

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

providing services to the Similar Funds as compared to managing and providing services to the fund. The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board members considered the relevance of the fee information provided for the Similar Funds managed by the Manager or its affiliates to evaluate the appropriateness and reasonableness of the fund’s management fee.The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the services to be provided. Representatives of the Manager informed the Board members that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund sharehold-ers.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have

28

realized any economies of scale would be less.The Board members also discussed the profitability percentage determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations described above, the Board made the following conclusions and determinations.

• The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate.

• The Board was generally satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Manager by the fund was reasonable (noting the Manager’s agreement to waive a portion of its fee) in light of the services provided, comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 29

For More	Information

Dreyfus Premier State	Transfer Agent &
Municipal Bond Fund,	Dividend Disbursing Agent
Virginia Series
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Manager	Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 28, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 28, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)